UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Municipal Bond Fund
Class A Shares/FSHAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$424,417,570

Total number of portfolio holdings	296

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690593_SAR_0924 3925555‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Municipal Bond Fund
Class C Shares/NAAEX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$73	1.45%
* Annualized for period less than one year.

Fund Statistics (as of September 30, 2024)

Fund net assets	$424,417,570

Total number of portfolio holdings	296

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693506_SAR_0924 3925555‑INV‑B‑11/25 (A, C, I)

2

Semi-Annual Shareholder Report September 30, 2024

Nuveen Short Term Municipal Bond Fund
Class I Shares/FSHYX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Municipal Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$23	0.45%
* Annualized for period less than one year.

Fund statistics (as of September 30, 2024)

Fund net assets	$424,417,570

Total number of portfolio holdings	296

Portfolio turnover (%)	13%

What did the Fund invest in? (as of September 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690486_SAR_0924 3925555‑INV‑B‑11/25 (A, C, I)

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

other information
Six Months Ended
Financial statements and
September 30,
2024
The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

Table
of Contents
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies 3
Portfolios of Investments 4
Statement of Assets and Liabilities 167
Statement of Operations 169
Statement of Changes in Net Assets 170
Financial Highlights 172
Notes to Financial Statements 180
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies 194
Item 9. Proxy Disclosures for Open-End Management Investment Companies 195
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies 196
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract 197

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments September 30, 2024
All-American
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.9%
X 4,372,865,268 MUNICIPAL BONDS - 101.8% X 4,372,865,268
ALABAMA - 2.3%
$ 3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000% 07/01/38 $ 3,523,772
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 3,435,914
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5.500 11/01/53 16,167,106
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 10,857,092
2,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 2,110,828
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5.000 02/01/41 4,275,045
2,900,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/41 3,239,128
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/42 3,901,504
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/43 3,883,331
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/44 3,870,797
2,805,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/45 3,084,062
4,070,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/49 4,435,383
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 2,286,427
4,400,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 4,571,363
500,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 377,413
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 21,142,652
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4.000 09/01/48 5,634,250
TOTAL ALABAMA 96,796,067
ARIZONA - 2.2%
1,330,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 1,364,922
19,000,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/51 14,671,616
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/48 1,707,027
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5.250 11/01/53 1,694,819
2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 2,693,484
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 8,629,327

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000% 09/01/52 $ 9,809,489
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/35 1,065,661
935,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5.000 09/01/42 974,712
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory Put
5/15/28)
5.000 01/01/53 2,393,613
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/35 6,881,056
7,200,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5.000 07/01/45 7,565,693
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5.500 07/01/39 7,560,134
3,500,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4.000 06/15/41 3,252,971
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.250 12/01/28 1,071,851
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 14,417,475
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 7,833,671
1,000,000 (a),(b) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/44 1,018,111
TOTAL ARIZONA 94,605,632
ARKANSAS - 0.4%
5,045,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 5,291,335
7,370,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 7,336,921
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/40 5,777,409
TOTAL ARKANSAS 18,405,665
CALIFORNIA - 9.9%
10,050,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023D, (Mandatory Put
11/01/28)
5.500 05/01/54 10,851,959
22,580,000 (c) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5.250 11/01/54 24,591,677
2,630,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 1,899,214
25,260,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 20,059,923
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5.000 11/15/46 5,126,989
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/42 1,721,832
3,015,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Refunding Series 2015A
5.000 02/01/40 3,025,988
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5.000 10/01/44 485,005

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,120,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5.000% 08/01/44 $ 2,273,013
2,200,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/36 2,219,517
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5.000 10/01/31 1,048,537
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/42 14,425,547
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5.000 07/01/47 1,010,165
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/37 14,513,939
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/38 28,033,876
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/30 1,013,290
1,040,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/31 1,057,545
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/42 10,834,582
8,835,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/30 8,874,011
14,225,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 07/01/37 14,257,735
1,450,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5.000 10/15/37 1,476,979
415,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/46 408,968
810,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5.000 11/15/51 781,974
525,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/54 550,578
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5.000 07/01/64 1,040,955
16,245,000 California State University, Systemwide Revenue Bonds, Series
2018A
5.000 11/01/39 17,522,214
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5.000 08/01/45 12,176,444
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/47 5,093,195
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5.000 05/15/50 1,779,204
4,067 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 4,067
26,129 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 26,129
9,860 (d),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 9,860
3,800,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 3,468,387

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2020A
5.000% 05/15/38 $ 6,651,892
6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5.000 05/15/41 6,032,203
25,265,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5.000 05/15/44 25,934,606
1,000,000 Manteca Financing Authority, California, Sewer Revenue Bonds,
Series 2009
5.750 12/01/36 1,003,841
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7.000 11/01/34 3,553,147
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.500 11/01/39 3,274,766
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/39 2,616,601
3,810,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/41 4,426,204
3,355,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/42 3,884,451
5,305,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/43 6,117,991
22,535,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5.250 08/01/48 25,676,079
2,215,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5.000 09/01/46 2,412,800
4,000,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5.000 09/01/54 4,249,382
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0.000 08/01/41 2,996,839
15,000,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A - AGM
Insured
7.350 08/01/41 18,408,212
2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5.000 09/01/42 2,940,769
700,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5.000 09/01/44 742,355
1,645,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5.000 09/01/54 1,725,793
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/37 3,707,718
11,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5.000 07/01/38 12,480,937
670,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5.900 09/01/37 676,604
8,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/42 8,160,615
3,020,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5.000 07/01/47 3,063,945
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/41 5,075,054
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/46 11,863,003

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,050,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5.000% 05/01/42 $ 5,164,316
3,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5.000 05/01/48 3,082,550
13,300,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5.250 01/15/44 13,359,080
8,575,000 Santa Clara County Financing Authority, California, Lease
Revenue Bonds, County Facilities, Series 2019A
4.000 05/01/45 8,602,714
5,730,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2008, Series
2011C
0.000 08/01/46 2,358,430
275,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 289,006
5,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5.750 08/01/31 5,296,511
2,485,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/26 2,363,385
1,405,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/28 1,265,199
2,920,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0.000 08/01/29 2,551,884
1,425,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5.000 09/01/42 1,453,458
TOTAL CALIFORNIA 425,125,638
COLORADO - 4.5%
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 487,217
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 2,061,159
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 1,293,541
575,000 (a) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-3
6.750 12/01/49 535,867
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 427,055
9,000,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 8,859,359
1,225,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.250 12/01/49 1,378,001
1,515,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.500 12/01/54 1,731,326
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 2,068,237
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7.350 08/01/43 3,046,272
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5.000 01/01/37 1,410,183
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 24,460,414
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4.000 08/01/39 2,561,319

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,155,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5.000% 06/01/45 $ 6,234,607
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4.000 09/01/34 3,033,280
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 1,764,473
1,000,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 986,606
500,000 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.000 12/01/39 502,511
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 4,624,196
7,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/31 7,733,782
18,390,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/34 20,379,037
3,350,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.500 11/15/38 3,845,363
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/28 3,051,863
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 5,129,363
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 17,186
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 326,226
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 15,218
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 18,246
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/27 9,070,822
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 1,355,197
845,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875 12/01/50 856,525
2,900,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 2,919,703
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 1,910,886
3,342,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Series 2019
7.250 12/01/38 3,444,266
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 1,763,146
1,470,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 1,483,119
20,250,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/39 20,020,817
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5.000 12/01/45 626,790
830,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.000 12/01/40 823,263

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,250,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5.000% 12/15/41 $ 4,291,930
1,635,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 1,640,514
500,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
District Improvements Revenue Bonds, Refunding Series 2024B
5.875 12/15/46 545,714
2,495,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 2,516,763
2,170,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 2,297,451
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,866,153
2,410,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 1,684,376
500,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/40 505,404
1,000,000 (a),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 726,893
500,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5.000 12/01/38 501,631
4,483,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible to
Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured
3.250 12/15/50 3,881,232
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 502,513
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 2,009,473
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 5,017,928
7,740,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 4,497,697
3,500,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 3,163,508
2,700,000 Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 2,645,710
3,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 2,381,060
TOTAL COLORADO 194,932,391
CONNECTICUT - 0.8%
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/36 2,516,994
5,630,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/38 5,641,181
5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/41 5,092,424
16,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5.000 12/01/45 16,227,923
2,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4.000 05/01/36 2,614,638
2,550,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4.000 05/01/39 2,631,836
TOTAL CONNECTICUT 34,724,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.3%
$ 2,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250% 10/01/45 $ 1,947,193
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 8,714,174
1,000,000 (c) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.600 07/01/44 1,027,157
1,345,000 (c) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4.650 07/01/49 1,365,847
TOTAL DELAWARE 13,054,371
DISTRICT OF COLUMBIA - 0.8%
7,845,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A
5.500 07/01/47 8,929,529
1,500,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B
4.000 10/01/37 1,523,372
2,890,000 (c) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4.000 10/01/53 2,750,413
3,745,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Second Senior Lien Series 2009B
- AGC Insured
0.000 10/01/31 2,968,388
9,375,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/34 9,876,366
3,850,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/45 4,239,159
4,250,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/46 4,666,805
TOTAL DISTRICT OF COLUMBIA 34,954,032
FLORIDA - 8.5%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding
Bonds, Fleet Landing Project, Series 2013A
5.000 11/15/28 1,887,395
365,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 365,345
12,950,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5.000 09/01/44 13,497,733
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4.000 09/01/38 3,563,396
245,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 242,301
7,910,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/50 7,457,887
3,470,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/55 3,217,149
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4.750 07/01/40 1,070,779
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5.000 07/01/50 924,394
565,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 565,964
610,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/49 601,439
2,290,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,299,725
1,100,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 1,110,510
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5.000 07/01/49 7,366,665
590,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5.000 05/01/26 600,549

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,255,000 (b) Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.250% 05/01/44 $ 1,260,327
1,570,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 1,581,139
1,500,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.125 06/15/44 1,501,215
315,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5.000 09/15/50 294,182
10,100,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6.125 07/01/32 10,383,257
21,130,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 22,539,988
9,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 9,794,827
6,100,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.000 07/01/44 6,429,655
5,950,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/47 6,355,399
2,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 2,655,763
2,280,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/53 2,411,656
4,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 4,715,515
32,660,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 33,637,181
1,270,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,311,207
450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4.500 06/01/33 454,673
1,450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4.750 06/01/38 1,455,718
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Series 2024
5.250 06/01/54 13,126,770
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 3,376,066
4,835,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.500 11/15/54 5,505,502
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/50 24,441,047
7,860,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5.000 07/01/47 8,461,110
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/37 1,040,681
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/38 1,082,647

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000% 11/01/39 $ 1,634,858
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4.000 11/01/40 2,139,845
10,285,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2017A
5.250 10/01/42 10,788,368
295,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 295,182
875,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.500 06/15/32 875,704
1,375,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.750 06/15/42 1,375,526
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0.000 10/01/45 3,890,652
38,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Series 2009C - AGC Insured
0.000 10/01/44 15,673,104
11,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 12,947,314
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2015A - BAM Insured, (AMT)
5.000 10/01/38 12,326,350
5,025,000 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 5,390,302
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 1,798,818
3,130,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/42 1,508,473
13,500,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0.000 10/01/44 5,769,955
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5.000 07/01/45 10,978,399
11,975,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5.250 10/01/54 13,365,505
370,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 374,068
270,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 275,701
640,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 657,341
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5.000 03/15/42 5,289,122
1,000,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/37 1,144,969
1,685,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/38 1,914,086
4,465,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/39 5,015,288
2,715,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5.000 08/01/40 3,032,504
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.250 11/15/39 5,055,576
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.500 11/15/49 1,018,971
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 2,551,919

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,885,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
4.000% 08/15/42 $ 3,850,763
2,965,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017 - BAM Insured
5.000 08/15/42 3,075,826
500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5.000 07/01/29 500,642
6,860,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5.250 07/01/44 6,865,192
270,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
6.610 05/01/40 269,634
290,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6.610 05/01/40 3
2,640,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4.000 05/01/40 2,735,075
1,200,000 (a),(b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
3.750 05/01/29 1,207,702
13,000,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5.000 06/01/40 13,037,849
TOTAL FLORIDA 367,217,342
GEORGIA - 1.4%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 3,219,213
1,650,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,709,021
2,500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,125,000
1,000,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 450,000
3,500,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/41 3,899,445
2,400,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.250 07/01/42 2,666,933
9,740,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/44 9,797,315
3,450,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/49 3,787,734
4,885,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/54 5,315,521
210,000 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB - NPFG Insured
5.250 01/01/25 210,844
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 5,506,700
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5.500 09/15/28 1,079,704
17,600,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,578,377
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4.000 07/01/39 4,546,609
TOTAL GEORGIA 60,892,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.1%
$ 1,400,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000% 07/01/34 $ 1,451,360
4,545,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5.000 07/01/45 4,567,698
TOTAL HAWAII 6,019,058
IDAHO - 0.4%
495,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 521,585
1,490,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,506,537
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/36 4,433,829
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4.000 07/15/38 1,324,901
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5.000 12/01/38 2,008,270
2,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625 11/01/43 2,638,803
1,885,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.050 01/01/39 1,924,148
1,290,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.450 01/01/44 1,307,218
2,795,000 (c) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4.650 01/01/54 2,843,987
TOTAL IDAHO 18,509,278
ILLINOIS - 10.8%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 70,880,581
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/35 2,406,986
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/37 1,403,723
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.000 04/01/38 1,760,282
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.250 04/01/39 1,110,193
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5.500 04/01/42 2,180,453
625,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 624,970
1,215,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5.250 12/01/39 1,215,915
35,090,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 36,058,768
3,890,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.500 12/01/31 4,306,530
15,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/32 16,204,927
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/34 10,829,789
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.250 12/01/35 10,971,733
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 1,313,610
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4.000 12/01/50 2,145,791
17,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Series 2014
5.250 12/01/49 17,523,772
9,845,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/48 10,115,475

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,180,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015C
5.000% 01/01/46 $ 3,183,529
8,805,000 (c) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
6.000 01/01/38 9,206,194
13,760,000 (c) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/40 13,790,930
7,545,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2007E, (UB)
5.500 01/01/42 7,559,575
935,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 938,901
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/35 711,375
2,175,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/38 2,189,836
6,000,000 (c) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5.000 01/01/30 6,496,265
2,200,000 (c) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/39 2,205,377
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/31 5,465,704
1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/32 1,873,415
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/33 1,777,477
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5.000 11/01/37 505,033
1,300,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5.000 11/01/38 1,448,240
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,933,486
1,455,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 1,441,177
45,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 46,332
700,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/42 702,850
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/40 11,008,800
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5.000 08/15/47 13,243,412
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/45 10,785,780
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4.000 11/15/39 19,672
1,105,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/35 1,118,027
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4.000 08/15/41 14,741,224
1,250,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/42 1,443,361
605,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/44 691,752
3,960,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/46 4,483,544
535,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/48 602,544
450,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5.250 04/01/49 505,836
1,250,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024B
5.250 04/01/39 1,465,842
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5.250 06/15/31 7,375,529
5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5.000 12/01/24 5,013,084
14,830,000 (c) Illinois State, General Obligation Bonds, December Series 2023C 5.000 12/01/47 15,983,184

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4.000% 06/01/36 $ 3,737,777
3,500,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/32 3,515,695
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 10,995,682
6,200,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/42 6,945,357
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/43 4,460,444
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 2,220,871
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,742,841
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/47 1,762,605
2,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/48 2,748,088
11,625,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 12,394,611
3,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 3,187,665
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5.000 10/01/28 2,165,437
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 7,289,530
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4.000 12/15/42 1,500,246
6,450,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - AGM Insured
0.000 12/15/52 1,888,892
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5.000 06/15/53 1,233,848
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/45 4,222,922
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/35 6,710,697
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/37 14,376,747
1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5.000 03/01/34 1,838,921
4,450,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6.000 07/01/27 4,705,289
15,530,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
4.000 03/01/40 15,542,235
3,485,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/40 3,500,486
TOTAL ILLINOIS 462,697,671
INDIANA - 1.9%
2,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 1,953,979
825,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 751,450
3,710,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.000 12/01/34 3,723,502
6,075,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.250 12/01/44 6,093,801
5,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rose Hulman Institute Of Technology Project, Series 2018
4.000 06/01/44 4,739,938
1,640,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5.000 10/01/39 1,640,742
2,830,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Victory College Prep Project, Series 2021A
4.500 12/01/55 2,447,766
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/41 10,690,186
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5.000 10/01/46 5,026,774

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000% 10/01/40 $ 1,144,524
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/41 1,135,606
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/42 1,129,557
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5.000 10/01/43 1,123,762
5,215,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5.000 01/01/32 5,233,824
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 3,791,585
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 9,459,306
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,020,540
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/53 3,279,418
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.000 03/01/58 3,428,905
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5.250 03/01/67 3,242,599
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 8,667,569
TOTAL INDIANA 80,725,333
IOWA - 0.9%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 2,002,233
6,230,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 6,848,229
25,575,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 29,980,463
TOTAL IOWA 38,830,925
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/36 1,441,040
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 1,186,192
1,250,000 (b) Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,260,920
TOTAL KANSAS 3,888,152
KENTUCKY - 1.0%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 5,457,981
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/43 2,634,784
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 2,687,370

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000% 12/01/45 $ 6,810,503
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 6,258,776
2,450,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/26 2,477,039
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/33 2,118,263
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/37 5,695,458
3,885,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5.000 10/01/30 4,004,332
1,850,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5.000 10/01/31 1,903,236
5,415,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2020A -
BAM Insured
3.000 10/01/43 4,685,284
TOTAL KENTUCKY 44,733,026
LOUISIANA - 1.4%
21,025,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 21,039,844
1,600,000 (a),(b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/34 1,677,213
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 1,489,370
7,985,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 8,758,440
6,030,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 6,711,596
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 7,281,952
2,375,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/41 2,652,196
2,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5.000 07/01/43 2,215,182
1,100,000 (a) Plaquemines Port, Harbor and Terminal District, Louisiana,
Facilities Revenue Bonds, NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,138,230
500,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 556,606
2,930,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 2,969,770
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 1,616,871
TOTAL LOUISIANA 58,107,270

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2%
$ 4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000% 07/01/46 $ 4,695,484
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/45 4,840,185
1,420,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.300 11/15/46 995,582
TOTAL MAINE 10,531,251
MARYLAND - 0.4%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 10,046,871
685,000 (a) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 686,613
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5.000 08/15/42 8,528,973
TOTAL MARYLAND 19,262,457
MASSACHUSETTS - 1.6%
8,620,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Lien Capital Appreciation Series 2016A
0.000 07/01/32 6,774,035
3,613,640 (a),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
0.000 10/15/37 361
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 1,003,977
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/35 1,227,498
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5.000 07/01/37 5,707,273
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5.250 07/01/52 5,495,328
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4.000 07/01/47 4,271,055
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/37 5,548,848
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 5,241,421
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/43 5,167,365
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5.000 10/01/43 1,512,452
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5.000 07/01/39 4,838,592
6,180,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5.000 07/01/46 6,521,525
13,320,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5.000 07/01/51 13,955,840
TOTAL MASSACHUSETTS 67,265,570
MICHIGAN - 1.3%
4,035,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5.000 07/01/48 4,302,693
3,900,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/46 4,187,571
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5.250 07/01/53 3,621,761
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/48 3,503,736
5,250,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/53 5,850,537
1,115,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.100 12/01/39 1,143,391

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,725,000 (c) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.500% 12/01/44 $ 2,776,586
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,251,072
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/41 11,414,143
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/42 11,366,001
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.000 12/01/33 1,740,979
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.500 12/01/41 1,921,784
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.500 12/01/43 1,539,636
TOTAL MICHIGAN 54,619,890
MINNESOTA - 1.2%
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/41 287,324
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 148,740
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 249,936
2,805,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5.000 08/01/46 2,805,019
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/41 3,175,250
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5.000 07/01/56 10,139,731
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 12,803,499
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4.125 09/01/47 458,593
16,825,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4.500 10/01/37 16,726,811
2,500,000 (f) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5.000 11/15/27 2,559,192
235,000 (f) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5.000 11/15/44 240,564
TOTAL MINNESOTA 49,594,659
MISSISSIPPI - 0.3%
4,500,000 (c) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/48 5,218,912
6,200,000 (c) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6.000 09/01/53 7,110,671
TOTAL MISSISSIPPI 12,329,583

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.0%
$ 3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5.250% 07/01/27 $ 3,416,167
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/39 5,197,498
18,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/46 18,651,571
1,650,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000 06/01/54 1,662,896
3,630,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4.000 11/15/45 3,543,466
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4.000 05/15/39 2,006,299
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4.000 01/01/35 15,201,099
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/40 2,691,238
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/45 8,463,703
5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/31 3,939,275
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/32 5,283,046
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/33 4,516,902
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/34 4,844,375
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/35 3,965,535
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0.000 07/15/36 1,257,672
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6.300 08/22/26 334,880
1,267,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 519,470
TOTAL MISSOURI 85,495,092
MONTANA - 0.1%
4,385,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 4,504,610
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5.000 07/01/43 1,944,627
TOTAL MONTANA 6,449,237
NEBRASKA - 0.8%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 8,004,374
6,500,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.550 09/01/44 6,624,751
17,500,000 (c) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4.800 09/01/54 17,958,197
TOTAL NEBRASKA 32,587,322

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.2%
$ 1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000% 09/01/47 $ 1,167,822
7,160,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5.000 06/01/43 7,533,871
4,384,055 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 17,975
TOTAL NEVADA 8,719,668
NEW HAMPSHIRE - 0.3%
12,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 11,127,647
TOTAL NEW HAMPSHIRE 11,127,647
NEW JERSEY - 1.9%
600,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/39 675,120
1,440,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/42 1,599,311
825,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/43 912,286
900,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2014
5.000 11/01/44 991,671
1,500,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/39 1,687,800
1,525,000 Casino Reinvestement Development Authority, New Jersey,
Luxury Tax Revenue Bonds, Series 2024A
5.000 11/01/40 1,713,475
9,090,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5.500 06/15/29 9,708,365
5,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5.000 06/15/49 5,241,850
2,255,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 2,270,217
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/37 1,136,436
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/39 2,051,563
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/41 2,228,692
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/42 1,329,103
1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5.000 09/01/43 1,394,835
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3.000 07/01/38 1,191,071
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3.000 07/01/41 3,750,342
15,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 8,562,273
19,550,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014AA
5.000 06/15/38 19,590,339
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/41 4,549,201
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/44 5,763,852
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/50 4,155,445
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5.250 01/01/26 3,281,786
TOTAL NEW JERSEY 83,785,033

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.0%
$ 990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.350% 07/01/51 $ 679,407
TOTAL NEW MEXICO 679,407
NEW YORK - 16.2%
1,835,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.400 02/01/43 1,907,991
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5.250 07/01/35 2,713,521
315,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
4.500 06/01/27 321,368
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5.000 06/01/35 257,740
1,790,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 1,797,346
4,800,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 4,620,891
1,300,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 1,276,374
3,035,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,704,495
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5.000 07/01/40 8,174,017
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/34 99,657
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/36 295,011
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/40 5,294,695
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5.000 03/15/41 7,648,463
3,800,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5.000 03/15/35 4,092,823
23,820,000 (c) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5.000 03/15/55 26,080,554
7,885,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4.000 07/01/41 7,865,716
595,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
4.760 02/01/27 592,887
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
5.570 02/01/41 1,240,837
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
6.240 02/01/47 1,374,843
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.530 02/01/40 990,756
475,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.050 02/01/31 453,217
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 761,589
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.600 02/01/51 1,260,321

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5.000% 09/01/41 $ 6,693,279
5,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2016B-1
5.000 11/15/36 5,190,064
10,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4.750 11/15/45 10,370,091
11,000,000 (c) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.250 11/15/55 11,645,918
210,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/26 210,268
2,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4.550 11/01/44 2,042,270
2,350,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4.750 11/01/54 2,400,409
3,040,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.650 11/01/49 3,092,282
1,585,000 (c) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4.750 11/01/54 1,615,928
3,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/37 1,987,500
1,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 662,500
1,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5.000 06/15/47 1,033,634
20,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5.250 06/15/54 22,362,826
10,085,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2019 Subseries S-1
5.000 07/15/43 10,620,669
6,110,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5.000 07/15/40 6,183,247
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5.000 08/01/41 16,412,999
2,950,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5.250 02/01/40 3,368,206
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.250 05/01/51 5,581,915
7,540,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5.000 08/01/43 8,143,724
3,350,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1 - BAM Insured
3.000 03/01/35 3,223,011
6,700,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series D-1
5.250 05/01/42 7,528,624
1,455,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/41 1,634,850
2,570,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/42 2,877,919
1,250,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/43 1,394,274
9,895,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/44 10,993,628
3,650,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/45 4,040,229
3,215,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series C
5.250 03/01/53 3,582,982

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,925,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series D
5.250% 04/01/54 $ 8,831,839
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.250 09/01/46 5,680,592
8,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.000 09/01/48 8,846,468
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series C-1
5.250 09/01/50 5,617,064
4,590,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.450 10/01/44 4,666,136
5,505,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.600 10/01/49 5,570,778
4,700,000 (c) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4.650 10/01/54 4,784,744
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/40 1,188,843
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/41 1,181,248
500,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5.250 11/15/42 587,719
16,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/41 17,889,554
5,615,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5.000 03/15/42 6,246,221
10,450,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5.000 03/15/42 11,803,221
9,570,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5.000 03/15/44 10,715,188
1,375,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,301,503
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/36 8,119,951
25,925,000 (c) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 25,925,023
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 3,210,048
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 8,045,421
2,870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 3,074,855
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 9,953,924
9,765,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.250 06/30/49 10,376,345
11,690,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 12,584,973
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.500 06/30/38 2,224,124
780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.500 06/30/42 859,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 16,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.000% 06/30/49 $ 17,463,282
3,220,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 3,520,937
8,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.125 06/30/60 8,481,913
12,640,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 13,214,053
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 1,097,270
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/32 10,353,507
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/35 15,520,686
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 4,152,692
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 7,016,283
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 11,925,041
7,790,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/35 8,706,554
1,750,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/36 1,946,236
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/38 2,212,993
6,505,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/40 7,140,004
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/43 5,439,928
1,355,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/45 1,522,515
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/46 2,238,838
5,215,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/49 5,785,427
35,960,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5.000 07/15/54 39,601,691
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/34 5,596,739
1,250,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 1,394,201
1,820,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/36 2,019,991
1,625,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/40 1,778,088
3,495,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2023B-1
5.000 11/15/44 3,902,525
5,645,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2023B-1
5.000 11/15/45 6,274,582

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,500,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000% 11/15/37 $ 8,717,944
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/39 2,509,714
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/40 8,545,965
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000 11/15/41 11,329,539
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.250 11/15/42 7,425,263
2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5.000 11/15/43 2,296,622
18,530,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5.250 05/15/54 20,767,320
13,050,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5.000 05/15/54 14,297,811
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/45 4,541,661
3,865,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5.000 12/15/40 4,525,012
2,885,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5.000 12/15/41 3,354,466
1,760,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6.250 11/01/52 2,022,628
TOTAL NEW YORK 694,643,909
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 908,662
TOTAL NORTH CAROLINA 908,662
NORTH DAKOTA - 0.3%
10,770,000 (c) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.550 07/01/44 11,023,435
TOTAL NORTH DAKOTA 11,023,435
OHIO - 1.0%
5,195,000 (c) Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4.000 12/01/40 5,240,641
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 1,431,810
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 1,752,948
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 3,783,550
1,850,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/54 1,990,066
5,000,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 5,003,799
6,205,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 6,187,874
995,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.350 09/01/44 1,003,850

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,075,000 (c) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650% 09/01/54 $ 2,113,976
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 3,780,418
8,585,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 9,237,388
TOTAL OHIO 41,526,320
OKLAHOMA - 1.5%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior
Lien Thirty-Third Series 2018, (AMT)
5.000 07/01/47 1,507,778
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5.000 09/01/41 9,370,938
14,195,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 14,697,666
34,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5.500 01/01/53 38,621,391
TOTAL OKLAHOMA 64,197,773
OREGON - 0.1%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 3,122,014
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5.150 07/01/42 177,577
TOTAL OREGON 3,299,591
PENNSYLVANIA - 4.6%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 315,331
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/36 1,126,340
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/37 1,129,124
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/38 1,125,552
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.250 01/01/40 1,387,342
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.500 01/01/41 2,252,339
2,155,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4.000 07/15/37 2,192,511
10,665,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4.750 01/01/35 11,440,103
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - AGM Insured
3.000 08/15/53 7,188,389
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 4,203,119
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4.000 12/01/51 6,215,441
770,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5.000 01/01/38 771,057

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 625,000 (f) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5.000% 01/01/38 $ 627,521
150,000 (f) Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015,
(Pre-refunded 1/01/25)
5.000 01/01/38 150,605
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 9,295,513
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare Facilities
Revenue Bonds, Garden Spot Village Project Series 2024A
5.000 05/01/44 1,286,804
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4.000 09/01/36 4,047,672
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5.000 09/01/43 5,643,086
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4.000 09/01/37 2,017,754
1,860,000 (f) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5.250 01/15/45 1,869,474
1,310,000 (f) Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert Einstein
Healthcare Network Issue, Series 2015A, (Pre-refunded 1/15/25)
5.250 01/15/46 1,316,673
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
4.000 08/15/34 8,813,261
2,410,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 241
2,410,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 1,651,228
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 1,019,277
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/40 5,565,258
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/38 3,813,105
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 3,993,580
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/37 3,291,487
6,780,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.450 10/01/44 6,868,577
2,730,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 2,768,372
1,310,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 1,333,661
4,545,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750 10/01/49 4,676,370
4,545,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.800 10/01/51 4,646,899
1,805,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2014C, (Pre-refunded 12/03/24)
5.000 12/01/39 1,809,621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,540,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2014C, (Pre-refunded 12/03/24)
5.000% 12/01/39 $ 1,543,943
7,405,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015A-1
5.000 12/01/45 7,460,449
140,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/41 159,171
1,490,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5.250 12/01/42 1,689,885
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6.250 06/01/33 15,814,690
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5.000 06/01/42 26,290,617
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3.000 12/01/42 1,310,507
2,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5.000 05/01/36 2,659,085
2,250,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5.000 05/01/37 2,388,652
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
4.000 05/01/42 704,767
2,230,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375 06/15/50 2,185,674
2,000,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/29 2,061,713
7,450,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/30 7,653,206
4,415,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5.000 07/01/31 4,520,480
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 07/01/33 3,443,391
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/33 2,651,049
TOTAL PENNSYLVANIA 198,390,207
PUERTO RICO - 1.8%
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 1,920,513
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 7,204,558
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 29,226,330
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 15,497,831
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 1,005,661
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 4,010,673
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 14,407,148
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 4,837,596
TOTAL PUERTO RICO 78,110,310

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 0.3%
$ 1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500% 11/01/48 $ 1,695,841
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 1,890,603
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/50 4,151,293
1,400,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/54 1,582,000
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,592,341
TOTAL SOUTH CAROLINA 11,912,078
SOUTH DAKOTA - 0.0%
910,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/45 918,821
TOTAL SOUTH DAKOTA 918,821
TENNESSEE - 2.3%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016
5.625 06/01/35 2,402,944
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/49 4,416,607
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3.500 04/01/42 449,334
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5.000 07/01/36 4,411,695
4,870,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4.875 12/01/25 4,974,626
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A
5.000 04/01/41 2,836,653
145,000 (f) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A, (Pre-refunded
10/01/28)
5.000 04/01/41 158,761
1,035,000 (f) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5.125 07/01/25 1,044,641
9,570,000 (f) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5.250 07/01/28 9,869,233
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
4.000 04/01/36 1,938,448
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/36 315,439
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/36 3,053,531
5,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 5,104,721
130,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
4.750 07/01/27 116,369
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/38 3,330,999

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000% 07/01/39 $ 2,818,389
275,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/40 308,217
2,990,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/41 3,329,192
4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.000 07/01/42 4,431,542
1,320,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.000 05/01/42 1,447,908
2,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5.000 05/01/43 2,186,809
515,000 (a) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.375 06/01/52 515,893
3,965,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 4,039,849
385,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2017A
5.000 07/01/48 393,015
10,805,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000 07/01/28 11,665,018
11,625,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5.000 07/01/33 13,317,152
490,000 Metropolitan Nashville Airport Authority, Tennessee, Special
Facility Revenue Bonds, Aero Nashville LLC Project, Refunding
Series 2010
5.200 07/01/26 491,073
460,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
4.500 06/01/28 467,870
570,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
5.125 06/01/36 584,757
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,188,263
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/27 5,245,324
500,000 West Knox Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2016
5.000 06/01/41 500,307
TOTAL TENNESSEE 98,354,579
TEXAS - 7.0%
25,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Series 2024
4.000 02/15/50 24,790,637
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5.000 01/01/45 3,807,684
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/49 9,279,241
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5.500 06/01/55 11,359,360
5,500,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A
4.250 12/01/34 5,500,628
9,700,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5.000 12/01/50 9,707,019
300,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.750 06/15/44 303,963

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,715,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024
5.000% 02/01/49 $ 11,805,617
1,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 1,055,888
3,635,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/28 3,891,570
11,725,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/29 12,725,391
2,645,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2023A
5.000 02/15/42 2,913,477
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment Zone
1, Subordinate Lien Series 2021A - BAM Insured
4.000 07/15/40 3,004,422
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,000,612
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/33 885,607
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.000 08/01/35 1,290,316
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/37 1,103,447
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5.250 08/01/38 874,916
10,000,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/54 10,627,565
8,585,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/33 8,584,694
4,750,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4.050 11/01/50 4,887,190
12,820,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/49 14,371,697
12,615,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.250 08/15/54 14,049,663
2,750,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/36 1,351,516
6,300,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/37 2,915,662
2,675,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/35 2,976,463
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.250 07/01/39 2,804,280
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000 09/01/32 2,563,514
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000 09/01/34 335,420
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/30 1,375,785
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5.000 08/15/35 1,291,794
10,000,000 (c) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4.250 02/15/53 10,048,753
3,190,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023 - AGM Insured
5.500 02/15/58 3,577,206

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,025,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5.000% 11/01/28 $ 4,026,360
1,800,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2018
5.000 05/15/48 1,869,593
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5.000 11/01/46 570,388
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5.000 11/01/51 674,362
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5.500 07/01/54 439,871
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc.
Project, Series 2014
5.500 01/01/43 731,979
9,680,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2016
4.000 11/01/36 9,717,381
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
4.100 04/01/34 6,581,338
10,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 10,000,000
10,880,000 (f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 13,571,221
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 1,044,485
555,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5.125 09/01/44 560,839
655,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/29 655,166
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.000 02/01/34 1,805,030
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 385,011
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 675,061
3,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5.000 02/15/41 3,071,678
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/37 1,909,288
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/39 1,475,164
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/40 1,086,878
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 625,991
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 5,120,476

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000% 12/31/37 $ 1,712,992
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/38 1,781,659
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/39 1,317,589
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/39 1,520,296
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 3,730,116
15,000,000 (f) Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, (Pre-
refunded 11/04/24)
5.000 08/15/37 15,021,441
1,030,000 Viridian Municipal Management District, Texas, Reinvest Zone 6
Tax Increment Revenue Bonds, Refunding Road Improvement
Series 2015 - BAM Insured
6.000 12/01/32 1,034,933
1,135,000 Viridian Municipal Management District, Texas, Reinvest Zone 6
Tax Increment Revenue Bonds, Refunding Utility Improvement
Series 2015 - BAM Insured
6.000 12/01/31 1,140,523
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.000 02/01/49 5,479,967
12,370,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5.250 02/01/54 13,733,275
TOTAL TEXAS 301,131,348
UTAH - 1.1%
740,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 773,109
3,500,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2
4.000 06/01/41 3,219,858
2,600,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,002,937
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/42 19,573,613
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018A, (AMT)
5.000 07/01/37 13,755,198
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/41 1,867,356
1,750,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.450 01/01/44 1,773,358
3,470,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.650 01/01/49 3,531,723
660,000 (c) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4.700 01/01/54 672,457
TOTAL UTAH 47,169,609
VIRGINIA - 1.6%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5.000 07/01/53 6,628,636
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5.000 06/01/47 3,903,658
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5.000 02/01/40 5,598,816
10,000,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.450 09/01/44 10,162,586
4,325,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.600 09/01/49 4,424,072

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 8,500,000 (c) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4.650% 09/01/54 $ 8,691,664
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5.000 07/01/42 2,334,349
2,000,000 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 1,757,488
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 2,223,532
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 13,466,439
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/40 4,013,154
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4.000 01/01/45 5,430,351
TOTAL VIRGINIA 68,634,745
WASHINGTON - 2.6%
5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5.000 12/01/38 5,517,325
35,000 Ocean Shores, Washington, Local Improvement District 2007-01
Bonds, 2011
7.250 02/01/31 37,901
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/43 5,162,439
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/44 5,221,952
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/45 5,976,822
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5.000 06/01/46 3,599,111
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 5,818,920
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/37 10,512,107
6,995,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/38 7,335,142
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/32 4,057,040
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 1,127,261
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 3,536,798
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 2,960,823
6,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4.000 10/01/42 6,174,728
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/33 3,180,367
5,955,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 6,118,205
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/35 2,762,915
1,155,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/41 1,056,727
2,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/46 1,774,153

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,805,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000% 07/01/51 $ 3,287,353
2,280,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5.000 01/01/48 2,224,716
14,108,931 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3.375 04/20/37 13,071,985
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5.000 08/01/44 4,959,640
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/43 7,348,767
TOTAL WASHINGTON 112,823,197
WEST VIRGINIA - 0.2%
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,583,290
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/38 2,005,054
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/39 1,108,092
1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5.000 06/01/41 1,881,947
TOTAL WEST VIRGINIA 6,578,383
WISCONSIN - 3.2%
1,250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.000 02/01/36 1,251,830
815,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5.000 06/15/40 829,095
200,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/55 181,661
2,150,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 1,783,940
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.250 06/15/54 1,131,952
10,952 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 314
9,573 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 260
9,420 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 242
9,114 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 217
8,961 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 203
11,641 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 245
11,488 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 230
11,105 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 209

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,876 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/55 $ 194
10,646 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 181
579,414 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 452,826
11,795 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 190
11,488 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 175
11,182 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 162
10,952 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 150
10,799 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 139
10,493 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 128
10,263 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 120
10,033 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 112
9,880 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 103
10,646 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 103
128,214 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 1,131
26,928 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 832
26,549 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 761
26,359 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 716
26,169 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 671
25,790 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 615
28,255 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 639
727,382 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 534,387

Portfolio of Investments September 30, 2024
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 28,066 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/52 $ 591
27,687 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 554
27,497 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 518
27,118 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 484
26,738 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 455
26,549 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 427
26,169 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 399
25,980 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 377
25,790 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 352
25,411 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 328
25,221 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 308
24,842 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 289
24,652 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 274
24,463 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 256
24,083 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 234
313,660 (a),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 2,768
1,650,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7.000 08/01/43 1,651,680
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4.000 08/01/35 3,801,521
14,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 14,349,622
5,000,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4.000 10/01/46 5,137,415
2,735,000 (a),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6.500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 2,370,057

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,360,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250% 01/01/38 $ 612,000
4,065,000 (a),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 1,829,250
1,000,000 (d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
8.500 01/01/49 450,000
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 4,176,135
10,050,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5.000 06/15/38 10,134,315
3,360,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5.000 06/15/48 3,369,312
7,000,000 (c) Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 7,033,839
3,525,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Senior Bonds, Miami, Miami World Center Project, Series 2024A
5.000 06/01/41 3,622,616
1,465,000 (a) Public Finance Authority, Wisconsin, Tax Increment, Revenue
Subordinate Bonds, Miami, Miami World Center Project, Series
2024B
8.000 06/15/42 1,487,960
33,500,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0.000 12/15/60 6,493,419
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5.000 06/01/32 18,013,860
7,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4.000 08/15/42 7,503,839
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5.450 10/01/39 682,192
1,880,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.250 10/01/39 1,880,427
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.375 10/01/44 999,972
3,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.500 10/01/49 3,485,868
6,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4.000 04/01/39 6,011,619
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5.000 02/15/46 5,014,503
435,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015, (Pre-refunded 11/12/24)
5.000 08/15/39 435,749
2,980,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
5.000 07/01/34 2,980,333
2,100,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
4.350 07/01/36 2,099,972
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/34 4,999,983
4,435,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/44 4,130,691
4,225,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.250 12/01/49 3,993,726
TOTAL WISCONSIN 136,576,222
TOTAL MUNICIPAL BONDS
(Cost $4,240,544,393) 4,372,865,268

Portfolio of Investments September 30, 2024
(continued)
All-American

Investment in Derivatives
Total Return Swaps - OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.1% –
$ 4,441,630 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 01/20/38 $ 4,380,648
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,096,565) 4,380,648
PRINCIPAL DESCRIPTION RATE(h) MATURITY(i) VALUE
X 32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (h) X 32
CAPITAL GOODS - 0.0%
$ 321,690 (d),(e) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $4,244,962,648) 4,377,245,948
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
X 20,140,000 MUNICIPAL BONDS - 0.5% X 20,140,000
FLORIDA - 0.1%
$ 3,820,000 (a),(j) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Tender Option Bond Trust Series 2022-XM1093,
, (AMT)
4.500 10/01/26 $ 3,820,000
TOTAL FLORIDA 3,820,000
NATIONAL - 0.4%
4,920,000 (a),(j) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5028. Ticker Symbol -
VGM, , (AMT)
4.500 10/09/24 4,920,000
11,400,000 (a),(j) JPMorgan Chase Putters/Drivers Trust, , (AMT) 4.500 07/28/25 11,400,000
TOTAL NATIONAL 16,320,000
TOTAL MUNICIPAL BONDS
(Cost $20,140,000) 20,140,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,140,000) 20,140,000
TOTAL INVESTMENTS - 102.4%
(Cost $4,265,102,648 ) 4,397,385,948
BORROWINGS - (0.3)% (k) (14,953,001)
FLOATING RATE OBLIGATIONS - (4.4)% (188,425,000)
OTHER ASSETS & LIABILITIES, NET -  2.3% 99,527,454
NET ASSETS - 100% $ 4,293,535,401
Pay/ Underlying
Fund Pay/
Receive Floating Payment Maturity Notional
Unrealized
Appreciation
Counterparty Receive (l) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(20,595) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(2,680,880) $(548.596)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(20,490) Receive SOFR minus 0.60% Maturity Date 3/9/26 (2,667,212) (649,787)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,461) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,574,637) (884,822)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,165) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,536,106) (894,847)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(27,313) Receive SOFR minus 0.60% Maturity Date 3/9/26 (3,555,371) (953,386)
Toronto-Dominion Bank Pay TDCENRGY Index
(m)
(22,016) Receive SOFR minus 0.60% Maturity Date 3/9/26 (2,865,854) (772,867)
Total $(18,880,060) $(4,704,305)
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $410,059,487 or 9.3% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Borrowings as a percentage of Total Investments is 0.3%.
(l) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net. return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(m) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (19,657) $(394,329) 14.7%
Brookfield Renewable Corp (1,471) (48,051) 1.8%
Clearway Energy Inc (384) (11,790) 0.4%
Constellation Energy Corp (3,056) (794,506) 29.6%
Innergex Renewable Energy Inc (895) (9,372) 0.3%
NextEra Energy Inc (1,326) (112,080) 4.2%
Northland Power Inc (1,803) (42,069) 1.6%
Public Service Enterprise Group Inc (4,491) (400,627) 14.9%
Vistra Corp (7,323) (868,056) 32.4%
Total $(2,680,880) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (19,557) $(392,319) 14.7%
Brookfield Renewable Corp (1,464) (47,806) 1.8%
Clearway Energy Inc (382) (11,730) 0.4%
Constellation Energy Corp (3,040) (790,455) 29.6%
Innergex Renewable Energy Inc (891) (9,324) 0.3%
NextEra Energy Inc (1,319) (111,508) 4.2%
Northland Power Inc (1,794) (41,855) 1.6%
Public Service Enterprise Group Inc (4,468) (398,584) 14.9%
Vistra Corp (7,286) (863,630) 32.4%
Total $(2,667,212) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (26,211) $(525,791) 14.7%
Brookfield Renewable Corp (1,962) (64,071) 1.8%
Clearway Energy Inc (512) (15,721) 0.4%
Constellation Energy Corp (4,074) (1,059,380) 29.6%
Innergex Renewable Energy Inc (1,194) (12,497) 0.3%
NextEra Energy Inc (1,768) (149,445) 4.2%
Northland Power Inc (2,404) (56,094) 1.6%
Public Service Enterprise Group Inc (5,988) (534,189) 14.9%
Vistra Corp (9,764) (1,157,450) 32.4%
Total $(3,574,637) 100%

Portfolio of Investments September 30, 2024
(continued)
All-American

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (25,928) $(520,124) 14.7%
Brookfield Renewable Corp (1,941) (63,380) 1.8%
Clearway Energy Inc (507) (15,552) 0.4%
Constellation Energy Corp (4,030) (1,047,960) 29.6%
Innergex Renewable Energy Inc (1,181) (12,362) 0.3%
NextEra Energy Inc (1,749) (147,834) 4.2%
Northland Power Inc (2,378) (55,490) 1.6%
Public Service Enterprise Group Inc (5,923) (528,431) 14.9%
Vistra Corp (9,659) (1,144,974) 32.4%
Total $(3,536,106) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (26,070) $(522,957) 14.7%
Brookfield Renewable Corp (1,951) (63,725) 1.8%
Clearway Energy Inc (510) (15,636) 0.4%
Constellation Energy Corp (4,052) (1,053,670) 29.6%
Innergex Renewable Energy Inc (1,187) (12,429) 0.3%
NextEra Energy Inc (1,758) (148,640) 4.2%
Northland Power Inc (2,391) (55,792) 1.6%
Public Service Enterprise Group Inc (5,956) (531,310) 14.9%
Vistra Corp (9,712) (1,151,211) 32.4%
Total $(3,555,371) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (21,014) $(421,537) 14.7%
Brookfield Renewable Corp (1,573) (51,367) 1.8%
Clearway Energy Inc (411) (12,604) 0.4%
Constellation Energy Corp (3,266) (849,325) 29.6%
Innergex Renewable Energy Inc (957) (10,019) 0.3%
NextEra Energy Inc (1,417) (119,813) 4.2%
Northland Power Inc (1,928) (44,972) 1.6%
Public Service Enterprise Group Inc (4,801) (428,269) 14.9%
Vistra Corp (7,828) (927,949) 32.4%
Total $(2,865,854) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Intermediate Duration
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
X 7,473,261,551 MUNICIPAL BONDS - 96.2% X 7,473,261,551
ALABAMA - 1.8%
$ 1,920,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.250% 10/01/39 $ 1,975,993
4,340,000 Alabama Housing Financ e Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.550 10/01/44 4,430,263
1,390,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 1,409,104
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/31 7,879,049
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 5,126,144
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5.000 07/01/37 3,024,558
3,615,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000 12/01/49 3,636,183
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 6,871,162
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5.500 11/01/53 3,233,421
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 4,463,088
8,285,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4.000 07/01/52 8,382,573
5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5.250 12/01/53 5,493,073
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/26 1,082,881
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/28 1,075,966
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/30 1,103,423
5,515,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 5,547,424
7,420,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 7,280,262
245,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 227,029
2,235,000 (a) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/25 1,519,800
1,725,000 (a) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/26 1,173,000
2,025,000 (b) Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
1.000 11/01/33 2,041,323
8,285,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 8,136,147
12,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 13,048,430
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 10,186,984
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5.500 01/01/53 1,986,081

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 15,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000% 05/01/53 $ 15,856,989
220,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5.000 08/01/25 219,944
4,250,000 (c) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 4,361,053
10,000,000 West Jefferson, Alabama, Industrial Development Board Pollution
Control Revenue Bonds, Alabama Power Company, Refunding
Series 1998, (Mandatory Put 1/21/09)
3.650 06/01/28 10,189,033
TOTAL ALABAMA 140,960,380
ALASKA - 0.2%
5,000,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4.000 12/01/41 4,993,744
4,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5.000 12/01/39 4,484,959
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.350 12/01/39 1,492,202
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,658,140
TOTAL ALASKA 12,629,045
ARIZONA - 1.2%
980,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5.000 08/01/26 1,025,728
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4.500 04/01/44 3,047,555
5,705,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/26 6,006,587
16,880,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 18,217,163
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 2,359,330
2,000,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 2,026,853
22,745,000 (e),(e) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 23,412,049
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4.000 05/15/26 790,817
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 1,920,414
890,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 852,169
1,950,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 2,006,750
450,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5.000 09/01/27 480,314
2,070,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3.600 02/01/40 1,930,082
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000 08/01/26 3,772,405
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000 08/01/27 4,508,054

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5.000% 08/01/28 $ 4,334,289
625,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
5.000 07/01/36 713,227
675,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
5.000 07/01/37 764,495
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/36 1,387,344
750,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/37 864,226
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
4.000 12/01/33 5,015,522
5,610,000 (b) Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024B
5.000 05/01/39 6,570,511
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 1,353,522
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 1,253,387
TOTAL ARIZONA 94,612,793
ARKANSAS - 0.8%
3,140,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 3,293,319
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 1,240,932
14,355,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 14,290,570
1,785,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 1,787,714
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 11,771,750
295,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4.100 07/01/39 302,599
1,435,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4.450 07/01/44 1,460,467
1,000,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Series 2013
5.000 12/01/33 1,001,171
2,305,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/29 2,147,562
2,500,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/30 2,267,996
2,905,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2.000 06/01/31 2,556,782
2,280,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3.875 02/01/43 2,281,451
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/26 1,612,699
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/28 1,503,708
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/29 1,939,751

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000% 07/01/30 $ 1,007,450
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/34 4,605,968
2,175,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/25 2,181,979
1,820,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/27 1,825,473
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/34 1,353,683
1,260,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/35 1,366,327
TOTAL ARKANSAS 61,799,351
CALIFORNIA - 3.8%
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 5,404,926
5,210,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 5,832,113
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 1,563,030
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/32 1,424,040
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/33 688,453
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/34 360,797
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/36 2,245,451
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/38 3,048,273
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/40 1,591,752
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/35 1,253,941
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/36 1,397,011
970,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 980,088
17,281,949 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3.750 03/25/35 17,665,182
2,838,473 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 2,715,408
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San Francisco,
Series 2024A
3.250 08/01/29 4,201,044
6,200,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3.000 10/01/47 6,218,991
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 5,743,108
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/33 4,176,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000% 12/31/34 $ 5,213,283
2,590,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/34 2,911,664
2,500,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/35 2,792,396
2,500,000 (c) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/36 2,780,412
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,067,897
24,490,000 (e),(e) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 24,497,244
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000 11/01/25 12,286,844
2,120,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.250 08/01/44 2,482,985
5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 5,440,016
1,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,540,816
2,695,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/31 2,759,075
4,200,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/36 4,283,489
6,180,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 6,270,392
885,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/28 937,609
2,530,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 2,655,670
3,790,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.250 12/01/38 3,982,392
2,835 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5.500 07/01/24 2,835
2,585,000 California Statewide Community Development Authority,
Revenue Bonds, Kaiser Permanente System, Variable Rate
Demand Obligation Series 2004M, (Mandatory Put 11/01/29)
5.000 04/01/38 2,899,659
6,000,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1
3.000 06/01/48 4,447,361
6,605,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 5,439,826
4,250,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1
2.650 12/01/46 3,427,972
5,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 3,769,823

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 East County Advanced Water Purification Joint Powers Authority,
California, Revenue Bonds, Green Interim Notes Subordinate
Series 2024A-1
3.125% 09/01/26 $ 5,008,714
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5.000 08/01/33 1,522,005
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5.000 08/01/34 2,338,645
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 921,643
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 4,353,295
1,300,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0.000 08/01/26 1,235,708
1,000,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/30 1,001,560
1,015,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/32 1,016,469
465,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000 09/01/34 465,615
930,000 Lake Elsinore Redevelopment Agency, California, Special Tax
Bonds, Community Facilities District 90-2, Series 2007A - AGM
Insured
4.500 10/01/24 930,000
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0.000 08/01/27 1,880,929
7,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5.000 05/15/26 7,646,185
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/26 2,450,454
1,240,000 (d) Los Angeles, California, Special Tax Bonds, Community Facilities
District 4, Playa Vista Phase I, Series 2014, (Pre-refunded
12/02/24)
5.000 09/01/25 1,243,506
1,010,000 Los Angeles, California, Special Tax Bonds, Community Facilities
District 4, Playa Vista Phase I, Series 2014
5.000 09/01/26 1,012,856
400,000 Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A - BAM
Insured
5.000 09/01/29 409,053
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 6,042,019
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.125 11/01/29 10,341,353
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.125 11/01/29 8,232,297
8,040,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
6.750 08/01/40 9,223,731
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0.000 08/01/34 3,973,510
2,410,000 Riverside County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A - AGM
Insured
4.000 10/01/37 2,411,672
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/34 1,509,564
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/36 1,314,340

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5.000% 05/01/27 $ 5,256,167
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.000 05/01/29 3,264,130
5,075,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5.000 01/15/29 5,105,364
21,270,000 (d) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5.000 01/15/34 21,397,258
3,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5.750 08/01/31 3,177,907
1,415,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5.000 07/01/25 1,426,654
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.250 07/01/27 1,426,902
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.500 07/01/28 1,426,947
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.750 07/01/29 1,355,286
2,500,000 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B
6.000 08/01/25 2,567,996
TOTAL CALIFORNIA 296,289,577
COLORADO - 2.7%
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.250 12/01/41 2,812,947
3,015,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5.500 12/01/32 3,339,917
1,250,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5.500 12/01/33 1,384,642
8,575,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/29 8,627,867
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4.000 12/01/29 1,092,191
10,000,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project,
Senior Series 2017, (AMT)
4.000 06/30/51 8,952,592
505,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3.750 07/01/26 505,023
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5.000 10/01/25 1,907,426
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5.000 10/01/30 1,234,367
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3.125 10/01/31 1,513,045
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5.000 11/15/37 5,418,085
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 2,315,444
3,235,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5.000 11/15/48 3,305,356
4,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/25 4,077,266
4,700,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 5,024,355
12,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5.000 08/01/49 12,386,950

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 33,615,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000% 08/01/49 $ 34,357,475
12,835,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/34 14,846,896
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4.000 12/01/40 1,968,983
14,655,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 14,835,857
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4.000 01/01/36 1,024,481
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2.125 11/01/42 1,952,827
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000 05/01/42 4,519,579
6,695,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2024A
5.000 06/30/25 6,802,514
14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 8,041,832
525,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5.500 09/01/25 521,258
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 2,019,034
830,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/35 979,283
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/35 5,412,089
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,342,413
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 3,792,982
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5.000 10/01/32 8,647,623
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/31 1,539,986
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/32 512,647
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 661,027
1,795,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 1,818,037
345,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 349,428
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5.000 09/01/40 1,144,958
5,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 5,913,000
1,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 938,482
3,945,000 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0.000 12/01/42 2,475,306
245,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4.125 12/15/36 228,364
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/36 735,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 600,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000% 01/15/28 $ 636,773
550,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/28 588,469
750,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/29 808,739
500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/29 543,207
555,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/30 606,294
445,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/30 488,340
1,035,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 1,141,027
3,400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 3,434,805
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 1,990,438
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 8,640,373
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC Insured
3.750 12/01/44 956,976
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6.125 12/01/39 631,287
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 648,827
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,031,923
TOTAL COLORADO 213,426,619
CONNECTICUT - 1.6%
3,945,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5.000 07/01/35 4,830,590
4,535,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 4,542,772
1,965,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, (Mandatory
Put 1/01/25)
5.000 07/01/53 1,969,713
1,785,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
5.000 07/01/33 1,859,205
4,730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/34 4,781,959
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4.000 07/01/35 10,084,261
700,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/26 709,160
925,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/27 952,642
775,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/28 805,327
600,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/29 628,109
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2014A, (Mandatory Put 2/10/26)
2.800 07/01/48 10,015,861
10,410,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)
2.000 07/01/42 10,137,186
5,920,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5.000 07/01/49 6,501,525
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4.000 11/15/38 1,183,171

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3.300% 11/15/39 $ 1,876,577
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2.850 11/15/39 1,366,898
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.750 11/15/37 4,889,271
5,195,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.450 05/15/38 4,429,404
3,795,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3.500 11/15/45 3,800,823
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2.350 11/15/40 3,963,439
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2.350 11/15/40 2,277,194
10,265,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 7,662,947
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.100 11/15/40 8,190,307
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.300 11/15/41 17,732,007
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 2,046,329
1,335,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5.000 08/01/25 1,360,168
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5.000 08/01/26 2,093,323
TOTAL CONNECTICUT 120,690,168
DELAWARE - 0.3%
18,440,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 17,953,116
1,945,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 1,977,860
1,325,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 1,358,983
1,580,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.600 07/01/44 1,622,908
1,600,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 1,628,395
TOTAL DELAWARE 24,541,262
DISTRICT OF COLUMBIA - 1.8%
3,405,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/30 3,405,649
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 33,627,603
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 18,472,074
5,500,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/41 6,324,233
10,000,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/42 11,456,119
6,665,000 (b) District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/43 7,590,739
1,250,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/33 1,348,677
2,770,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/34 2,984,520
1,625,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/36 1,742,903

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 4,915,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000% 10/01/35 $ 4,972,026
5,575,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/26 5,766,713
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/31 5,367,923
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,727,941
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 2,730,815
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 5,536,337
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/35 2,692,296
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 3,806,644
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,185,431
2,835,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Green Series 2021A
5.000 07/15/27 3,036,571
TOTAL DISTRICT OF COLUMBIA 135,775,214
FLORIDA - 3.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5.000 07/01/26 11,664,490
10,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/34 10,131,007
15,135,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/35 15,325,457
5,500,000 Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT)
5.000 10/01/34 5,887,428
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2.250 09/01/29 3,197,938
1,375,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2.750 09/01/25 1,368,811
865,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2.750 09/01/26 866,255
470,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000 09/01/27 473,180
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5.000 10/01/32 9,853,364
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5.000 10/01/33 7,452,338
4,195,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/35 4,216,056
215,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
5.000 06/15/27 217,365
1,155,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A
5.000 06/15/35 1,188,719
4,975,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 5,306,978
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/38 23,000,633
12,690,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 13,083,826
11,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 11,594,460

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250% 07/01/47 $ 3,689,134
37,950,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 39,085,456
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/32 1,385,212
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/33 1,925,673
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/34 6,143,983
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5.000 04/01/35 4,380,079
715,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3.600 07/01/37 707,266
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4.050 07/01/38 1,937,299
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3.000 07/01/39 3,940,200
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4.450 07/01/44 7,655,850
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 5,651,399
1,495,000 Florida Municipal Power Agency, Power Supply Revenue Bonds,
All Requirements Project, Refunding Series 2016A
5.000 10/01/30 1,554,654
10,180,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4.000 06/01/34 10,214,114
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.000 11/15/34 2,340,413
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 3,407,346
2,000,000 (b) JEA, Florida, Electric System Revenue Bonds, Series Three 2024A 5.000 10/01/30 2,265,264
5,105,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 5,466,420
6,020,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A
5.000 04/01/35 6,064,069
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5.000 04/01/53 5,230,030
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5.000 07/01/27 2,177,067
3,125,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014, (AMT)
5.000 10/01/27 3,128,532
5,000,000 (d) Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (Pre-refunded 10/30/24), (AMT)
5.000 10/01/32 5,005,651
11,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (AMT)
5.000 10/01/35 11,012,431
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/27 3,159,072
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/29 7,953,347
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated Group
Project, Series 2023A
4.000 08/01/36 7,862,660
4,000,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/32 4,201,288

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000% 11/01/34 $ 2,111,623
1,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/49 1,039,891
2,525,000 (d) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, (Pre-refunded 12/01/24)
5.000 12/01/31 2,530,827
585,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 529,152
315,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4.000 06/15/36 305,516
425,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4.000 06/15/41 390,346
4,840,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5.000 10/01/33 4,972,345
1,700,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000 09/01/34 1,157,845
1,500,000 (b),(c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.000 05/01/34 1,521,486
TOTAL FLORIDA 296,931,245
GEORGIA - 2.1%
1,000,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 1,030,977
6,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/33 6,717,050
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/34 7,816,278
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5.000 07/01/35 7,788,876
1,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant, First
Series 2013, (Mandatory Put 3/12/27)
3.375 11/01/53 1,011,392
1,625,000 (e),(e) Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2013A, (Mandatory Put 2/03/25)
1.500 01/01/40 1,604,180
3,670,000 (c) Fulton County Residential Care Facilities Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project Entrance Fee
, Series 2021B. TEMPS-80
2.250 10/01/28 3,463,355
1,315,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3.600 12/01/33 1,319,701
1,235,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3.850 12/01/38 1,238,258
2,940,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3.050 12/01/34 2,832,984
4,000,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3.350 12/01/39 3,850,855
8,285,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019B
2.950 12/01/39 7,264,559
4,250,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2.400 12/01/41 3,359,269
960,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A
4.150 12/01/38 988,765
4,230,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.450 12/01/44 4,293,829
5,765,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Sub Series 2015A-1
3.700 12/01/35 5,765,351
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4.000 02/01/32 5,016,608

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4.000% 02/01/33 $ 5,015,909
10,000,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Sales Tax Series 2022B
5.000 08/01/25 10,195,183
26,605,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019B, (Mandatory Put 12/02/24)
4.000 08/01/49 26,610,699
3,665,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 3,711,058
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,857,957
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 12,867,469
17,400,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 17,378,622
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 5,415,522
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 4,358,408
TOTAL GEORGIA 161,773,114
GUAM - 0.2%
400,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/26 414,405
450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/27 475,385
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/28 860,127
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/30 1,377,515
1,095,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/35 1,231,239
1,450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/36 1,631,987
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/37 1,513,993
630,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/38 703,455
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/25 506,752
650,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/26 673,408
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/27 528,206
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/28 1,075,158
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/29 1,090,877
1,100,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/30 1,212,213
TOTAL GUAM 13,294,720
HAWAII - 0.7%
20,570,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200 07/01/39 17,363,087
6,585,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 6,333,458
5,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/26 5,604,802
4,510,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/27 4,580,457
7,050,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/28 7,163,859
7,825,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/29 7,950,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 1,130,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250% 01/01/25 $ 1,112,400
1,245,000 (b) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5.000 07/01/36 1,448,763
1,300,000 (b) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5.000 07/01/37 1,510,801
TOTAL HAWAII 53,067,687
IDAHO - 0.6%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3.750 09/01/32 307,856
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4.000 09/01/46 1,410,520
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A
5.000 09/01/46 1,306,345
1,100,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2014A
4.125 03/01/37 1,100,041
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5.000 07/01/39 1,003,007
895,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C
2.900 07/01/39 780,331
5,395,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A
4.450 01/01/44 5,467,009
9,000,000 (b) Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/30 10,212,237
12,005,000 Nez Perce County, Idaho, Pollution Control Revenue Bonds,
Potlatch Corporation Project, Refunding Series 2016
2.750 10/01/24 12,005,000
13,690,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 13,220,369
TOTAL IDAHO 46,812,715
ILLINOIS - 9.2%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds, Series
2014A
5.000 12/01/34 4,701,723
940,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 936,973
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,024,075
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 943,319
932,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 928,999
1,395,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,392,382
1,423,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 1,423,482
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 30,929,233
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/33 1,915,152
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/42 1,017,753
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/37 1,196,298
10,900,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 11,860,282
3,125,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/27 3,247,702
12,385,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 12,780,921
2,600,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 2,678,504

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,700,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000% 12/01/34 $ 2,769,438
8,925,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5.000 12/01/36 9,120,090
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5.000 12/01/33 1,036,263
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5.000 12/01/35 1,547,437
2,300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C
5.000 12/01/24 2,303,755
2,545,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/26 2,352,834
3,930,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B
5.000 12/01/33 4,110,765
19,585,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7.000 12/01/46 21,193,673
3,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.000 12/01/30 3,207,208
11,110,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.500 12/01/31 12,299,626
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 6,252,783
5,720,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/33 5,734,985
4,225,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/34 4,235,728
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5.000 01/01/37 6,428,575
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4.500 01/01/48 1,010,017
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.250 01/01/38 3,639,935
17,865,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A
6.000 01/01/38 18,679,006
4,470,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 4,488,650
2,045,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/26 2,091,171
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 5,082,776
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/30 8,637,591
715,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/26 730,108
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/27 1,141,525
1,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/28 1,317,825
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/29 1,604,160
3,440,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 3,462,017
4,010,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5.250 12/15/39 4,602,522
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/30 1,038,040
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/34 1,022,023
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/35 1,416,713

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000% 12/01/36 $ 1,473,073
500,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
2.800 03/01/25 498,178
1,017,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3.000 03/01/26 1,020,275
1,047,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3.150 03/01/27 1,053,113
5,675,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2
4.000 11/01/30 5,743,393
6,215,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3
5.000 11/01/30 6,439,806
8,330,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 8,430,630
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017
4.000 08/15/39 6,404,022
2,105,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5.000 03/01/30 2,160,901
29,095,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 28,818,586
915,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 942,088
2,365,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3.625 02/15/32 2,370,479
10,000,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3.750 02/15/34 10,030,888
1,505,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 1,549,554
70,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 72,072
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/31 2,672,218
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/32 1,380,996
4,500,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/34 4,774,977
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/36 8,041,591
5,395,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5.000 12/01/24 5,406,540
2,410,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/33 2,509,384
3,170,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/34 3,300,725
5,000,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5.000 07/01/35 5,206,191
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/27 1,020,743
1,890,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/28 1,929,009
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/29 2,039,584
2,265,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5.400 04/01/27 2,264,791
2,215,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/35 2,241,113
5,750,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5.000 08/15/44 5,781,167
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/32 1,593,946

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,750,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000% 03/01/33 $ 2,837,734
1,975,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/34 2,038,122
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4.000 03/01/35 1,807,790
3,125,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 3,301,266
3,285,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000 08/15/52 3,320,463
6,000,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4.000 10/01/38 6,001,028
5,070,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 5,652,300
21,355,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
2.150 10/01/41 15,566,099
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2.950 10/01/39 491,505
4,985,000 Illinois State, General Obligation Bonds, February Series 2014 5.000 02/01/25 5,008,071
4,675,000 (d) Illinois State, General Obligation Bonds, February Series 2014,
(Pre-refunded 1/14/25)
5.000 02/01/26 4,696,637
6,275,000 Illinois State, General Obligation Bonds, February Series 2014 5.000 02/01/27 6,304,042
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 1,033,209
3,040,000 Illinois State, General Obligation Bonds, June Series 2016 3.500 06/01/29 3,050,086
2,180,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 2,212,193
1,500,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/27 1,506,727
1,000,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/28 1,004,484
1,800,000 Illinois State, General Obligation Bonds, May Series 2014 5.000 05/01/32 1,808,072
12,200,000 Illinois State, General Obligation Bonds, November Series 2016 5.000 11/01/26 12,757,144
5,195,000 Illinois State, General Obligation Bonds, November Series 2017C 5.000 11/01/29 5,504,908
140,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/24 140,186
2,465,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/25 2,518,959
4,005,000 Illinois State, General Obligation Bonds, November Series 2017D 3.250 11/01/26 4,013,830
10,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 10,456,381
20,490,000 (e),(e) Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 21,846,501
670,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 711,912
2,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5.000 11/01/30 2,191,160
4,000,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/26 4,120,261
3,560,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 3,737,872
2,000,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/28 2,139,311
2,205,000 (b) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 2,398,036
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 1,704,432
2,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/31 2,052,577
11,365,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 11,656,235
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5.000 01/01/36 6,798,326
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 9,904,976
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,039,562
12,445,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/40 12,582,815
7,555,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6.000 11/01/26 7,756,014

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,940,000 Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A - AGM Insured
9.000% 01/01/25 $ 3,994,744
1,220,000 (d) Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A, (ETM)
9.000 01/01/25 1,236,826
5,020,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5.000 02/01/34 5,130,870
3,465,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5.000 02/01/35 3,538,793
1,140,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/24 1,142,342
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/30 1,565,620
1,165,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/31 1,226,730
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/32 1,731,451
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/33 1,813,042
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/34 1,904,498
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/27 1,916,951
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/28 2,004,450
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4.000 12/01/29 1,621,845
2,430,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5.000 12/01/28 2,478,672
2,500,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5.000 12/01/29 2,548,632
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General
Obligation Bonds, Lewis & Clark Community College, Refunding
Series 2017A - AGM Insured
5.000 11/01/31 1,572,159
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4.000 06/15/50 4,184,427
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0.000 12/15/51 579,906
1,810,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/37 1,412,228
9,045,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/42 6,868,201
6,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 4,469,998
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5.000 06/15/42 1,064,785
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/29 8,119,741
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0.000 06/15/30 3,292,468
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/40 7,967,965
351,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.100 03/01/26 352,420

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 410,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.200% 03/01/27 $ 410,942
283,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.300 03/01/28 283,891
484,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.450 03/01/30 486,444
380,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 376,276
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/27 343,188
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/28 695,053
2,270,000 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011
0.000 12/01/24 2,253,482
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5.000 03/01/29 1,492,088
8,985,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 9,107,179
3,040,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded 6/01/26)
5.000 06/01/27 3,161,009
2,375,000 Richland, Wayne, Jasper, Clay and Lawrence Counties
Community Unit School District 1, Illinois, General Obligation
Bonds, Series 2019B - AGM Insured
4.000 12/01/37 2,375,924
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.700 03/01/29 1,300,026
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.800 03/01/30 1,086,331
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4.000 03/01/33 2,231,245
2,425,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5.000 01/01/36 2,627,624
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5.000 01/01/37 2,636,795
2,935,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2016B
4.000 10/15/40 2,935,685
965,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4.000 04/15/34 995,520
1,250,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4.000 10/15/35 1,282,400
7,805,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000 03/01/33 7,855,855
13,960,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/34 14,049,799
11,330,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/40 11,380,347
4,215,000 Will and Kendall Counties Community Consolidated School
District 202 Plainfield, Illinois, General Obligation Bonds, Series
2016C
5.000 01/01/25 4,230,835
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0.000 01/01/30 4,752,680
5,000,000 (d) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5.000 11/15/41 5,129,571
4,070,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0.000 02/01/25 4,016,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0.000% 02/01/26 $ 3,682,344
TOTAL ILLINOIS 714,293,961
INDIANA - 2.9%
6,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5.000 10/01/32 5,988,264
3,500,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017
5.000 10/01/43 3,543,339
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 2,979,902
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1.400 08/01/29 6,035,348
4,000,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 4,009,385
2,375,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4.125 12/01/26 2,413,567
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2.100 11/01/49 6,247,839
12,800,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5.000 10/01/55 14,575,044
4,260,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium
Project, Refunding Series 2015A
5.250 02/01/37 4,318,385
740,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/24 740,000
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/26 1,717,651
1,470,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 1,052,922
11,335,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
2.125 07/01/41 8,245,233
1,500,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4.500 07/01/44 1,526,334
5,000,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024B-1
4.650 07/01/44 5,128,685
7,665,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024C-1
4.550 07/01/44 7,809,467
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 14,952,580
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/29 4,534,012
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/27 3,120,539
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/28 3,329,899
12,580,000 Indianapolis, Indiana, Gas Utility Distribution System Revenue
Bonds, Refunding 2nd Lien Series 2017A
5.000 08/15/26 13,162,737
520,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/27 520,877
730,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/28 731,058
1,035,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/29 1,036,359
1,360,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/31 1,361,567
1,215,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/33 1,216,379

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,250,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000% 07/15/41 $ 2,503,302
5,000,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/42 5,540,235
3,075,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/43 3,393,960
2,500,000 (b) IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/44 2,750,496
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4.250 09/01/55 4,089,428
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5.000 01/01/36 33,788,868
575,000 Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020
4.000 01/15/25 576,007
11,300,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5.250 09/28/28 11,304,473
2,860,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4.500 01/01/34 2,961,036
1,040,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/25 1,041,458
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/26 1,026,877
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/27 1,808,229
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/29 1,803,220
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/31 2,704,831
31,305,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 32,062,174
TOTAL INDIANA 227,651,966
IOWA - 0.8%
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 7,300,234
3,555,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 3,907,777
1,940,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 2,274,178
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2.600 07/01/37 1,770,769
7,850,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
3.750 01/01/50 7,882,547
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.200 07/01/41 5,465,297
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2.100 07/01/38 1,781,418
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024C
4.500 07/01/44 2,887,277
6,125,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5.000 08/01/34 7,274,672
895,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1
4.000 06/01/49 902,790
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/27 833,380
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/28 2,217,902
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/30 1,731,095

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000% 06/01/31 $ 1,756,383
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/32 1,761,036
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/33 1,092,003
8,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5.000 09/01/49 8,229,382
TOTAL IOWA 59,068,140
KANSAS - 0.3%
7,950,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5.000 09/01/29 8,104,837
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 5,642,381
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5.000 11/15/54 3,557,049
2,400,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 2,495,583
TOTAL KANSAS 19,799,850
KENTUCKY - 1.5%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/33 110,385
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/34 500,254
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/35 179,066
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 1,097,913
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 4,088,375
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)
2.000 02/01/32 18,208,621
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.375 02/01/36 1,016,311
3,430,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000 09/01/26 3,591,330
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/37 3,282,147
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4.500 06/01/46 1,138,327
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,668,089
2,480,000 Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.400 07/01/44 2,511,386
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/26 1,321,450
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/28 3,283,833
7,800,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5.000 10/01/47 8,508,588

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 7,030,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2.000% 10/01/33 $ 5,819,977
1,005,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/25 1,012,423
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/26 1,081,477
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/27 1,134,331
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/28 1,190,280
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/29 1,255,253
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/37 2,968,616
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 14,109,101
8,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 9,197,035
5,075,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019A-1, (Mandatory Put 6/01/25)
4.000 12/01/49 5,093,723
5,895,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 5,952,764
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 1,027,105
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4.700 06/01/54 3,370,353
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 4,377,575
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.000 10/01/34 1,434,510
5,040,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.125 10/01/37 4,810,258
1,525,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/29 1,668,560
TOTAL KENTUCKY 117,009,416
LOUISIANA - 1.8%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/34 14,605,692
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/39 8,874,097
14,500,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, (AMT), (Mandatory Put
12/01/24)
1.000 12/01/51 14,423,634
2,470,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 1,933,292
3,080,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.400 12/01/44 3,128,819
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 9,583,614
16,985,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 16,737,476

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,415,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000% 05/15/28 $ 1,484,414
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/29 1,116,694
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 1,239,830
1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/31 1,831,631
1,120,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/32 1,167,477
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 2,758,338
1,000,000 (a) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 850,000
1,095,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/30 1,126,467
25,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/30 25,900
3,420,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/32 3,511,100
35,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/32 36,260
3,675,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/33 3,769,570
40,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5.000 05/15/33 41,440
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/31 1,010,484
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 1,213,561
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5.000 09/01/34 5,223,917
900,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/37 979,925
980,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/39 1,055,777
1,420,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5.000 01/01/40 1,521,741
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/26 5,455,103
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000 12/01/40 6,903,377
1,020,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/24 1,022,182
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/25 491,085
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/27 815,789
605,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014
5.000 06/01/25 605,862
410,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/30 415,848
775,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/32 786,054
1,000,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/33 1,014,263
1,075,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/35 1,090,333

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,265,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100% 12/01/40 $ 3,663,856
3,405,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 3,451,217
1,040,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 1,022,184
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/26 794,940
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/29 1,591,295
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/30 1,602,463
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/32 1,902,455
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 1,662,409
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3.000 12/01/35 5,727,064
TOTAL LOUISIANA 139,268,929
MAINE - 0.6%
4,560,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/41 4,099,159
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/46 4,823,214
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/37 861,803
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/26 207,968
150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/27 159,526
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/28 260,262
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2.500 07/01/29 682,390
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/30 223,759
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2.350 11/15/40 7,692,992
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 2,205,502
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 5,646,568
6,280,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.550 11/15/40 5,205,897
3,250,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2.200 11/15/41 2,374,262
10,675,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.150 11/15/41 7,769,414
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2.400 11/15/41 2,372,192
1,455,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2024C
4.550 11/15/44 1,489,490
TOTAL MAINE 46,074,398
MARYLAND - 1.6%
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.250 01/01/31 1,244,874
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5.000 01/01/37 3,412,069
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/27 1,803,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000% 09/01/29 $ 2,838,965
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 1,017,056
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 1,384,824
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/34 146,321
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 1,507,031
2,800,000 Charles County, Maryland, General Obligation Bonds, Refunding
& Consolidated Public Improvement Series 2017
2.400 10/01/29 2,692,783
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1.600 06/01/29 2,712,264
22,335,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3.000 09/01/39 19,675,976
10,375,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2.500 09/01/40 8,536,959
15,055,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.950 09/01/41 10,448,606
13,245,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2.100 09/01/41 9,565,236
20,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.450 09/01/41 15,996,402
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5.000 06/01/28 1,033,232
7,000,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5.000 07/01/45 7,332,573
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/32 822,066
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/33 2,296,384
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/34 1,685,247
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/35 2,041,736
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/36 1,600,956
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4.000 01/01/39 980,319
15,025,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, Second Series 2020A-2
5.000 08/01/25 15,314,508
7,080,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000 07/01/37 8,323,479
TOTAL MARYLAND 124,413,106
MASSACHUSETTS - 1.1%
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/26 834,930
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/27 679,495
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/28 921,551
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/29 952,428

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 4,800,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000% 10/01/32 $ 4,831,040
1,968,811 (a),(c) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.650 10/15/28 197
1,670,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3.375 07/01/36 1,571,908
2,275,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 2,402,174
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 1,137,388
8,370,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2024B
5.000 02/15/33 10,013,512
415,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/32 436,544
320,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/33 336,044
300,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/34 314,465
270,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/35 282,316
135,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/36 140,675
145,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/37 150,759
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/30 286,251
125,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/31 145,060
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/32 499,148
475,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/33 565,064
200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/35 240,127
275,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/36 327,772
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/30 1,133,054
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/31 1,296,248
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/32 1,850,289
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/35 1,240,794
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/36 1,141,019
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 3,921,846
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4.000 07/01/37 4,065,678
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 1,168,076
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3.000 12/01/39 1,454,661
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.125 12/01/41 2,066,862
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 2,098,736
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2.900 12/01/39 2,549,239
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 1,944,184

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800% 12/01/39 $ 6,662,495
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2.300 12/01/40 1,843,456
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 3,652,036
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 3,626,961
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 2,317,626
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4.100 12/01/39 1,594,595
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 3,311,345
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 3,286,922
6,915,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A
5.000 06/01/44 6,919,528
TOTAL MASSACHUSETTS 86,214,498
MICHIGAN - 2.4%
665,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/30 686,469
11,260,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put 4/13/28)
1.200 10/15/30 10,300,940
17,335,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put 4/13/28)
1.200 10/15/38 15,858,507
5,010,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5.000 07/01/34 5,073,823
10,555,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put
12/01/28)
5.000 12/01/43 11,377,667
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 1,906,700
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/33 2,732,359
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/34 2,517,189
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/35 1,028,598
2,450,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 2,451,278
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 6,504,799
7,690,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 7,711,801
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.650 12/01/39 2,221,094
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.950 12/01/39 11,398,825
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 21,042,757
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 6,997,753
9,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 10/15/45 9,108,971
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1.450 09/01/30 19,745,041

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1.350% 08/01/29 $ 19,186,894
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,267,927
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/28 8,281,888
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/32 3,827,069
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/33 5,380,391
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/34 5,075,438
TOTAL MICHIGAN 182,684,178
MINNESOTA - 1.2%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/33 2,006,699
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/37 1,200,024
7,085,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4.250 02/15/43 7,081,566
13,970,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 15,071,227
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5.000 11/15/28 1,449,314
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C
3.500 03/01/28 5,012,685
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5.000 01/01/27 1,039,737
2,850,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5.000 01/01/28 3,012,766
3,690,911 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850 06/01/47 3,115,915
2,775,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 2,713,057
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.625 01/01/40 5,119,748
6,140,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3.500 07/01/50 6,139,865
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 4,473,959
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 3,346,065
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200 07/01/41 3,035,455
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350 07/01/41 7,264,203
40,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4.150 07/01/38 41,368
4,235,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 4,293,749

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.500% 02/01/39 $ 6,438,213
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 2,523,505
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/29 2,906,395
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/30 3,820,327
TOTAL MINNESOTA 91,105,842
MISSISSIPPI - 0.3%
5,570,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,570,310
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 662,619
2,490,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2.450 12/01/39 1,990,861
2,470,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
3.750 06/01/49 2,479,857
1,470,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
2.000 12/01/40 1,061,994
2,830,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024A
4.000 12/01/39 2,878,407
6,560,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.650 12/01/44 6,743,716
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/37 2,105,178
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4.000 10/15/38 1,597,973
TOTAL MISSISSIPPI 25,090,915
MISSOURI - 1.3%
1,010,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 1,031,803
3,620,000 Curators of the University of Missouri, System Facilities Revenue
Bonds, Series 2024
5.000 11/01/34 4,347,653
3,705,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5.000 03/01/38 3,869,147
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4.000 01/01/40 8,004,631
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4.000 12/01/39 4,629,856
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2.000 03/01/32 3,506,457
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5.000 08/15/39 3,229,883
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 9,613,875
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 11,066,330
15,085,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 13,908,138
11,975,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,187,592
1,670,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.550 11/01/44 1,707,968

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,345,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.450% 11/01/44 $ 5,418,885
3,000,000 (b) Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3.950 11/01/39 3,042,412
3,640,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.750 11/01/39 3,108,259
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2.550 11/01/40 1,243,824
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2.150 11/01/41 739,086
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 2,974,255
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4.000 08/01/35 5,007,397
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4.000 08/01/36 5,006,678
980,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 1,001,828
TOTAL MISSOURI 104,645,957
MONTANA - 0.4%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5.000 07/01/38 1,617,573
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125 05/01/33 22,273,527
2,675,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 2,747,966
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4.000 06/01/33 1,043,102
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2.000 12/01/41 736,547
1,725,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 1,215,830
1,105,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3.950 12/01/39 1,120,833
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 1,016,788
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3.250 06/01/32 553,570
TOTAL MONTANA 32,325,736
NATIONAL - 0.1%
5,119,682 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 5,062,165
TOTAL NATIONAL 5,062,165
NEBRASKA - 1.1%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 7,124,824
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/28 2,026,749
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 8,521,750
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4.000 07/01/36 1,013,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 530,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000% 07/01/25 $ 535,385
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/26 757,812
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/27 201,391
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/28 840,194
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/29 487,606
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/30 1,004,008
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/33 180,369
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 142,754
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.850 09/01/39 6,401,986
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.550 09/01/40 8,302,695
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.950 09/01/37 461,651
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300 09/01/41 13,805,378
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4.125 09/01/38 2,356,532
1,380,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4.000 12/01/26 1,423,162
8,000,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2015A
5.000 01/01/31 8,033,280
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4.000 06/15/33 1,837,323
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 2,172,836
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 3,745,658
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/28 3,716,925
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/29 1,372,746
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3.375 12/15/37 5,906,604
TOTAL NEBRASKA 82,373,403
NEVADA - 0.3%
5,285,000 (d) Clark County, Nevada, General Obligation Bonds, Flood Control
Series 2014, (Pre-refunded 11/01/24)
4.000 11/01/33 5,287,757
1,675,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,638,210
2,175,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,040,528
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 3,645,633
3,515,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Limited Tax Series 2015
4.000 06/01/39 3,518,539

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200% 10/01/41 $ 2,106,132
1,925,000 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2.750 06/15/28 1,884,364
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3.625 03/01/36 4,034,319
TOTAL NEVADA 24,155,482
NEW HAMPSHIRE - 1.0%
16,141,168 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 16,401,333
10,568,230 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 10,587,245
6,306,129 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 6,347,588
5,608,915 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 5,379,496
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4.500 10/01/33 14,734,894
1,145,000 (d) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4.250 01/01/36 1,158,206
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/32 1,033,789
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/34 1,032,134
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/38 1,013,642
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5.000 10/01/38 1,019,590
1,095,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3.500 10/01/34 1,095,755
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.050 07/01/39 1,546,464
2,890,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 2,934,514
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.450 07/01/44 10,508,412
TOTAL NEW HAMPSHIRE 74,793,062
NEW JERSEY - 3.4%
5,925,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4.500 05/28/25 5,971,051
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series 2021
2.000 09/01/32 1,381,061
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/29 1,142,964
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/30 1,895,111
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2.000 08/15/31 1,828,536
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4.500 07/15/25 10,121,598
2,375,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2.000 07/15/30 2,181,334
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/26 1,076,771
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/27 1,349,710

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000% 02/15/30 $ 1,255,297
1,410,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2.375 09/01/34 1,235,455
980,000 (d) Gloucester County Pollution Control Financing Authority,
New Jersey, Pollution Control Revenue Bonds, Logan Project,
Refunding Series 2014A, (AMT), (ETM)
5.000 12/01/24 982,427
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.250 02/01/29 1,520,379
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5.000 11/01/32 4,502,979
1,350,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 1,351,429
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.000 01/01/31 2,348,110
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.375 01/01/43 2,001,894
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 7,198,654
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 25,335,515
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/26 728,195
455,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/27 483,749
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/28 466,563
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000 10/01/47 5,100,351
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 33,734,972
4,745,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3.750 11/01/34 4,800,276
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2.375 07/01/46 2,270,551
1,050,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/35 1,068,521
400,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.500 12/01/29 397,076
1,030,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/31 1,027,683
1,050,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4.000 12/01/32 1,048,064
445,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/33 443,999
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 515,774
1,660,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/25 1,684,119
2,330,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/26 2,428,189
335,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/27 357,419
265,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/28 289,040

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 10,255,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000% 06/01/30 $ 11,055,864
1,315,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 1,423,241
20,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 20,676
3,000,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 3,107,621
6,795,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/29 7,024,711
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5.000 06/15/33 6,435,213
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/42 5,092,537
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0.000 12/15/31 1,443,713
1,915,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/33 1,943,323
2,210,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/34 2,241,659
5,030,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/25 5,167,365
420,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/26 441,579
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/33 11,219,062
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4.000 12/15/39 5,363,248
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750 06/15/33 7,655,722
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/33 6,676,122
1,405,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4.000 06/15/35 1,459,641
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2.250 09/15/33 2,518,845
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1.000 11/15/28 2,151,966
1,530,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2.125 08/15/42 1,102,411
6,190,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 6,596,641
14,150,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 15,068,731
3,320,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/31 3,517,772
8,135,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 8,543,480
11,265,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 11,314,123
2,410,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 2,431,999
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.000 07/15/26 2,530,445
TOTAL NEW JERSEY 265,072,526

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.4%
$ 6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2.150% 04/01/33 $ 5,293,448
2,015,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010D, (Mandatory Put 6/01/28)
3.900 06/01/40 2,076,066
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3.750 07/01/38 1,154,693
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3.750 07/01/38 3,116,935
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3.000 07/01/39 2,900,701
1,635,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2.850 07/01/39 1,443,342
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2.150 07/01/41 1,816,851
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 3,506,328
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2.350 07/01/41 2,742,247
800,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 819,782
1,995,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.600 09/01/44 2,040,277
6,080,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.450 09/01/44 6,162,683
TOTAL NEW MEXICO 33,073,353
NEW YORK - 5.4%
1,145,000 Albany County Airport Authority, New York, Airport Revenue
Bonds, Refunding Series 2020B. Forward Delivery, (AMT)
5.000 12/15/24 1,147,872
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5.000 11/01/35 1,493,242
500,000 Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014
5.000 01/01/25 501,979
650,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 704,857
3,390,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,403,913
4,210,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/40 4,133,490
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,736,962
1,900,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/25 1,908,037
1,400,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/27 1,409,426
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/29 1,306,093
6,965,000 (d) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5.000 03/15/28 7,603,709
5,845,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1.000 09/01/25 5,661,822
8,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A - BAM Insured
5.000 09/01/39 8,016,251
6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1
5.000 11/15/43 6,403,518
865,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series
2017C-1
5.000 11/15/24 866,143
1,110,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D
5.000 11/15/31 1,153,798

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2
4.000% 11/15/42 $ 6,027,703
1,340,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
4.000 01/01/30 1,303,409
1,910,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 1,877,856
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 1,526,795
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 1,001,105
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/30 655,955
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/32 2,457,870
1,630,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
4.000 01/01/32 1,715,563
1,045,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 1,021,871
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2015 Series GG
5.000 06/15/39 5,056,806
4,245,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5.000 06/15/39 4,921,738
7,390,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/38 8,592,533
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/39 3,460,985
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/42 8,437,267
13,820,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/43 15,517,812
17,000,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/39 19,612,251
2,485,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000 05/01/38 2,862,588
3,285,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 3,537,823
10,640,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5.000 08/01/29 10,711,851
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 604,567
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.875 11/01/38 2,000,859
1,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0.750 05/01/25 1,164,733
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 1,889,144
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.850 11/01/39 8,917,574
8,845,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.850 11/01/39 8,742,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.300% 11/01/40 $ 13,517,215
3,240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4.375 11/01/44 3,272,011
9,890,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3.000 10/01/39 8,711,704
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 8,063,594
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.300 10/01/40 4,754,945
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.400 10/01/41 17,363,985
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 4,429,770
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 9,795,116
5,240,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/33 6,252,654
3,245,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/35 3,895,729
3,250,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/36 3,877,007
4,950,000 (b) New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5.000 11/15/37 5,875,299
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/30 1,191,728
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/32 910,054
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 8,075,328
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 8,597,255
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 18,530,017
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/46 2,608,087
2,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 2,800,042
30,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 30,001,569
2,150,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 2,154,003
3,255,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.250 06/30/49 3,458,782
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 8,402,534
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4.000 01/01/36 15,028,333
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,131,659

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Fifth Series 2014, (AMT)
5.000% 09/01/32 $ 6,006,962
6,400,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5.000 09/15/25 6,508,278
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 4,879,705
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/36 3,529,434
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/37 2,114,644
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 2,439,218
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 2,699,384
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/30 4,206,123
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/31 2,102,724
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/32 1,336,561
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/33 3,083,279
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/32 1,099,249
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/33 2,496,086
1,080,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bond Anticipation Notes, Series 2022B
5.000 12/16/24 1,084,002
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2023B
5.000 11/15/30 5,688,257
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.000 11/15/39 4,253,903
2,000,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
5.000 09/01/25 2,035,232
TOTAL NEW YORK 422,331,539
NORTH CAROLINA - 0.6%
2,395,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 2,351,970
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 1,166,580
9,600,000 (b) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 9,773,787
5,520,000 (b) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.350 01/01/44 5,581,456
1,140,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 1,158,865
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.625 07/01/39 2,665,733
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 3,980,285
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.300 07/01/41 9,909,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5.000% 01/01/29 $ 11,921,083
TOTAL NORTH CAROLINA 48,509,433
NORTH DAKOTA - 1.1%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 3,529,983
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/26 1,258,855
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/27 1,330,372
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/28 1,396,336
5,690,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/32 5,993,791
5,920,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/33 6,224,339
2,675,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/34 2,805,653
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/33 441,785
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/36 421,172
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 2,424,051
9,685,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,
5.125 07/01/25 9,693,095
2,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.200 07/01/39 2,363,580
2,450,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
3.000 07/01/40 2,116,388
4,535,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.350 07/01/40 3,636,084
6,900,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.250 07/01/41 5,147,263
10,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2.450 07/01/41 8,009,411
5,240,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A
4.550 07/01/44 5,363,305
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/28 3,919,263
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/29 3,103,913
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/31 1,347,680
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/34 3,566,229
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/38 11,160,650
3,300,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/43 3,317,218
TOTAL NORTH DAKOTA 88,570,416
OHIO - 3.8%
2,760,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2021A
5.000 02/15/33 3,087,301
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 4,643,021
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/28 7,153,478

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 22,145,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000% 06/01/29 $ 23,718,044
5,360,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/30 5,807,775
9,170,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 9,927,558
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 11,107,286
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/33 4,804,376
2,610,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 2,816,240
2,760,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 2,972,604
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/37 9,339,376
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/38 3,839,765
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/39 2,162,700
8,740,000 (e),(e) Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3.000 06/01/48 6,793,200
3,855,000 (e),(e) Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 3,604,688
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 12,614,630
1,590,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/28 1,598,199
2,230,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/29 2,241,441
2,060,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/30 2,069,579
1,810,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5.000 01/01/31 1,817,738
1,080,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement Series 2021
3.000 08/01/40 908,352
4,990,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/27 4,992,441
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 6,980,679
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 2,367,182
4,850,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005A, (AMT)
3.750 01/01/29 4,852,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500% 08/01/40 $ 24,377,077
18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 17,557,159
12,540,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 11,893,631
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 17,403,816
2,965,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 3,020,031
340,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 340,105
5,085,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1.625 12/01/34 4,896,214
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 1,971,793
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 1,725,569
3,280,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 2,816,404
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250 09/01/40 1,058,187
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.250 09/01/41 2,737,114
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.450 09/01/41 3,891,125
1,335,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 1,346,875
8,595,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.500 09/01/44 8,753,590
7,885,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A
5.000 01/15/41 8,002,695
15,555,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5.000 01/15/50 15,621,001
5,625,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5.000 02/15/27 5,954,668
3,525,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250 11/15/36 2,886,937
1,055,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 1,056,952
4,900,000 (d) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement Series
2020, (Pre-refunded 12/01/29)
6.125 12/01/49 5,585,127
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 12,874,941
TOTAL OHIO 297,990,961

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.8%
$ 1,060,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000% 12/01/28 $ 1,111,996
1,775,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/28 1,685,769
1,850,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/29 1,728,742
1,800,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/30 1,750,981
1,790,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/31 1,708,811
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/33 8,175,286
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 12,837,850
1,585,000 Carter County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Plainview Public Schools Project,
Series 2021A
4.000 12/01/35 1,667,269
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/31 10,634,263
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
4.000 03/01/26 10,185,534
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/27 941,953
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/28 987,693
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/29 1,012,494
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/30 924,119
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/31 731,824
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/32 982,929
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/33 843,213
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/34 948,675
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 1,123,532
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/28 1,584,799
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/31 1,514,593

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,620,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000% 09/01/29 $ 2,708,258
5,290,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000 09/01/31 5,470,195
3,125,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
3.625 09/01/36 3,155,200
1,365,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/32 1,408,772
1,485,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/34 1,515,094
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4.000 09/01/36 1,009,768
1,890,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/32 1,950,607
1,705,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/33 1,763,424
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4.000 09/01/34 1,031,202
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Stroud Public Schools Project, Series 2016
5.000 09/01/26 2,588,109
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/33 937,063
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/34 969,922
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/35 1,006,689
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/30 1,384,386
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/34 1,696,084
6,140,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2021
2.000 03/01/25 6,090,768
9,265,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2023
3.000 03/01/25 9,253,855
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 4,883,305
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 621,516
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/33 9,911,044
8,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 8,500,701
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 3,924,747
2,470,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,551,112
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 5,314,568
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3.000 09/01/39 854,620

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,240,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3.000% 09/01/40 $ 1,087,138
1,505,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2014
5.000 09/01/25 1,528,092
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/29 777,482
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/30 459,324
985,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/31 1,025,325
7,800,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022A
2.000 03/01/27 7,611,301
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/27 1,484,109
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/28 1,524,315
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/29 1,560,540
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2.000 09/01/30 2,885,344
3,840,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5.000 09/01/25 3,846,889
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5.000 09/01/26 10,770,666
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/30 5,935,501
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/31 5,708,776
6,220,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5.000 09/01/25 6,343,754
9,880,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5.000 09/01/26 10,093,097
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3.000 09/15/35 2,532,053
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/29 2,344,716
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/31 2,155,546
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/33 2,688,363
TOTAL OKLAHOMA 215,945,665

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.7%
$ 5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000% 06/15/36 $ 5,271,232
1,760,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/38 1,874,261
1,200,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5.000 06/15/40 1,257,433
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/34 1,143,094
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/35 985,792
1,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/37 621,888
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/39 1,083,367
1,770,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5.000 03/01/40 1,770,866
1,355,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021B-1
1.200 06/01/28 1,238,949
2,790,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0.000 06/15/38 1,621,420
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/39 1,156,614
6,490,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 7,271,877
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3.450 01/01/38 1,749,335
2,870,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3.900 07/01/38 2,887,544
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2.650 07/01/39 6,847,040
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 5,535,173
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2.600 12/01/42 2,619,592
1,000,000 Oregon State, General Obligation Bonds, Veteran's Welfare
Series 112 Series 2024E
4.400 12/01/44 1,009,822
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.000 07/01/38 4,426,779
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5.000 07/01/33 5,516,328
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/33 1,980,686
TOTAL OREGON 57,869,092
PENNSYLVANIA - 4.4%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/28 1,056,477
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/29 1,501,242
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5.000 01/01/30 2,711,108
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/36 1,050,934
10,085,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000 04/01/37 10,115,189

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,205,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000% 04/01/38 $ 5,194,840
9,090,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4.000 04/01/44 8,751,806
1,885,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/28 1,956,847
2,127,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 2,312,738
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 29,701,250
14,973,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 9,546,174
107,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 116,344
4,463,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 4,568,105
227,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 226,999
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/27 1,065,796
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 4,759,154
32,715,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 32,964,318
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020B,
(Mandatory Put 2/15/27)
5.000 04/01/43 5,203,597
3,825,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
4.000 07/01/49 3,607,383
10,430,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 10,425,968
16,805,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 15,430,702
1,000,000 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019
4.000 05/01/44 1,006,514
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/34 3,226,179
1,250,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 1,163,497
5,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 5,005,844
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 8,773,469
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3.000 07/15/39 942,282
5,215,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119
3.500 10/01/36 5,195,218
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3.100 10/01/36 18,702,846
8,985,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3.100 10/01/36 8,444,476
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3.500 10/01/34 6,619,859

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3.000% 10/01/39 $ 4,349,203
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.125 10/01/35 2,803,318
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 8,055,454
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.450 10/01/41 11,989,126
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 4,850,818
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 1,022,916
2,110,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4.500 12/01/34 2,160,318
5,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4.750 12/01/37 5,151,382
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6.375 12/01/38 17,766,723
2,910,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 3,012,593
22,155,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/35 22,814,858
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/29 3,190,773
3,280,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/31 3,470,953
5,450,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5.000 12/01/36 5,651,777
3,680,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/31 3,894,240
2,265,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 2,392,301
2,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4.000 12/01/36 2,153,227
1,105,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5.000 12/01/28 1,148,641
3,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5.000 12/01/36 3,296,741
7,445,000 Philadelphia Authority For Industrial Development, Pennsylvania,
City Agreement Revenue Bonds, Cultural and Commercial
Corridors Program, Refunding Series 2016A
5.000 12/01/29 7,610,304
1,835,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/31 1,693,988
2,060,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/33 1,854,011
1,165,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5.000 05/01/34 1,036,375
1,855,000 (h) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007 (TSFR3M*0.67% +
0.780%)
4.344 12/01/24 1,854,597
865,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 839,930
1,795,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Hanover Hospital Inc., Series 2013
5.000 12/01/24 1,796,446
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3.375 11/01/36 2,827,562
TOTAL PENNSYLVANIA 340,035,730

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 3.3%
$ 19,655,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000% 07/01/30 $ 20,831,682
22,060,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 23,169,267
350,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/33 371,073
5,575,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 5,353,428
23,312,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 21,092,698
27,271,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 22,861,197
61,916,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 47,847,013
19,279,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 13,675,724
2,742,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 2,747,412
11,583,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 11,648,575
11,847,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 4,020,721
12,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 2,960
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 1,090,346
3,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 3,480,672
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2018B-1
4.500 07/01/34 4,752,361
13,043,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 13,036,568
9,578,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 9,573,277
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 76,203
10,138,707 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 10,199,128
7,841,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 8,190,189
16,653,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 17,993,208
1,319,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 1,468,402
8,380,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 5,699,107
2,801,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 2,806,352
3,204,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 3,200,827
709,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 704,460
TOTAL PUERTO RICO 255,892,850
RHODE ISLAND - 0.9%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5.000 10/01/28 1,391,937
1,885,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
4.000 10/01/46 1,851,157
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 2,012,504

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 1,360,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000% 05/15/27 $ 1,445,942
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3.000 10/01/39 2,285,831
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3.000 10/01/39 2,131,681
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 10,377,393
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.300 10/01/40 7,924,908
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 3,778,298
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4.600 10/01/44 4,091,664
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 25,379,480
4,700,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 4,717,845
TOTAL RHODE ISLAND 67,388,640
SOUTH CAROLINA - 1.2%
10,000,000 Greenville County School District, South Carolina, General
Obligation Bonds, Series 2024B
5.000 06/24/25 10,142,448
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5.000 05/01/34 5,782,744
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5.000 11/01/34 1,080,804
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5.000 11/01/35 1,197,267
6,400,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5.250 10/01/54 6,953,337
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2.250 06/01/41 729,979
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.900 07/01/39 2,354,070
5,735,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.150 07/01/40 4,291,411
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 12,771,158
2,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4.500 07/01/44 2,035,112
5,500,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.375 07/01/44 5,547,240
1,910,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5.000 08/01/27 1,911,797
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5.000 08/01/32 3,926,664
3,240,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5.000 12/01/31 3,269,974
4,595,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A
5.000 12/01/31 5,101,655
7,885,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/29 8,105,726
4,325,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/31 4,432,772
2,200,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/37 2,244,678
4,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B - AGM Insured
5.000 12/01/42 4,456,256

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5.000% 10/01/39 $ 10,506,832
TOTAL SOUTH CAROLINA 96,841,924
SOUTH DAKOTA - 0.4%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/26 195,736
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/27 387,384
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/29 375,423
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5.000 09/01/27 1,627,260
2,410,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5.000 09/01/31 2,533,859
3,925,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 2,828,569
7,215,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 5,145,342
3,500,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A
4.450 11/01/44 3,546,011
12,805,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.500 11/01/44 13,009,209
3,205,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
4.150 11/01/38 3,296,240
TOTAL SOUTH DAKOTA 32,945,033
TENNESSEE - 1.1%
1,600,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/26 1,665,572
1,890,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/28 2,045,715
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
3.375 04/01/26 2,888,717
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/29 3,357,776
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/30 2,684,269
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/31 2,886,115
5,055,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5.000 07/01/40 5,150,426
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3.000 06/01/30 4,457,539
15,760,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 16,039,965
4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 4,469,392
410,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.950 07/01/35 410,070
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3.750 07/01/38 3,240,109
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3.900 07/01/38 6,379,910
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.750 07/01/39 5,744,518
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3.000 07/01/39 5,454,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2.600% 07/01/39 $ 2,082,726
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2.900 07/01/39 3,401,707
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.250 07/01/41 2,925,350
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.250 07/01/41 5,322,569
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 4,155,293
105,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4.500 07/01/44 106,617
500,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4.450 07/01/44 508,066
2,500,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4.000 11/01/49 2,514,181
TOTAL TENNESSEE 87,890,995
TEXAS - 7.9%
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/28 2,666,804
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 2,897,472
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,625,738
20,000,000 (b) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/40 23,028,744
8,460,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5.000 07/01/38 9,855,427
9,025,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5.000 07/01/39 10,437,977
5,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 5,113,855
1,950,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/32 1,979,828
1,525,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/33 1,548,327
1,165,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/34 1,182,821
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/32 1,228,482
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 1,072,220
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/35 1,070,990
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/36 1,068,284
3,240,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/36 3,731,041
1,225,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/37 1,401,936
5,985,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/35 5,992,063
2,855,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/24 2,857,617
8,570,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/26 8,911,889
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 9,576,903

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000% 02/15/27 $ 10,571,838
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5.000 10/01/41 6,056,746
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,775,849
4,000,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/31 4,011,476
5,215,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
4.125 07/01/26 5,347,986
4,025,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3.950 07/01/27 4,154,011
3,060,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3.750 07/01/28 3,167,079
3,650,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 3,953,518
8,960,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5.000 07/01/54 9,787,025
6,235,000 (d) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
System, Series 2014A, (Pre-refunded 12/01/24)
5.000 12/01/29 6,249,915
1,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series
2019A
4.000 10/01/35 1,014,647
4,795,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/24 4,802,757
4,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/25 4,611,468
3,745,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/26 3,753,594
12,050,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/27 12,076,938
17,935,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5.000 05/15/34 21,427,063
11,815,000 Houston Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series 2016A
4.000 02/15/34 11,916,545
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/28 7,451,460
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/30 12,012,349
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 12,804,274
2,440,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5.000 07/01/29 2,441,113
1,740,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)
4.000 07/15/41 1,712,940
12,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 12,020,792
3,085,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000 11/15/32 3,335,894
2,615,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000 11/15/33 2,823,347
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/41 9,522,486
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/42 8,365,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5.000% 09/01/31 $ 1,326,909
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3.000 09/01/33 961,930
2,500,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building Series
2024
5.000 08/15/26 2,620,967
3,800,000 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A
4.000 08/01/32 3,820,004
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/26 1,021,042
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/27 2,062,693
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 1,598,234
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/29 2,035,431
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/30 2,033,180
4,070,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2021
5.000 05/15/27 4,327,193
4,500,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 2001A
2.600 11/01/29 4,327,273
1,600,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.000 12/01/25 1,604,784
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 2,742,596
6,205,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5.000 02/15/26 6,405,547
2,700,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,712,536
10,000,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 10,066,017
3,860,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 4,792,747
9,190,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 11,463,192
5,355,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 5,653,848
4,000,000 (b) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5.000 01/01/41 4,506,642
3,750,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0.000 01/01/38 2,351,038
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2019A
3.000 01/01/35 4,876,835
5,950,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2020A
4.000 01/01/37 6,060,186
7,500,000 (b) North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2024B
5.000 01/01/32 8,541,472
2,835,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A
5.000 01/01/38 2,845,365
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/34 5,290,300
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3.625 01/01/35 938,137

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,865,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750% 01/01/36 $ 5,906,811
13,675,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 11,160,038
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 734,612
2,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 2,093,346
1,265,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5.000 10/01/26 1,328,320
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2.000 08/15/43 1,538,127
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/43 784,013
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 940,873
5,000,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2015B
4.000 05/15/35 5,012,477
13,980,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4.450 01/01/44 14,166,597
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4.125 09/01/38 3,578,514
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 09/01/41 3,455,617
18,700,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 20,370,798
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 18,036,791
12,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/37 12,161,222
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/38 3,986,428
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 10,240,952
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/32 1,658,759
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/33 2,895,644
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 1,646,002
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5.000 08/01/36 6,413,661
6,665,000 (b) Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/32 7,800,122
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5.000 04/01/35 10,289,003
5,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2014A
4.000 10/01/34 5,007,912
13,875,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C
5.000 08/15/34 13,894,833
12,000,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/38 13,639,367
6,000,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/26 6,226,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000% 04/01/28 $ 6,079,369
8,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5.000 10/01/32 9,331,090
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/35 722,184
1,590,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/36 969,266
2,070,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/37 1,195,607
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/39 565,582
3,740,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/39 4,272,312
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/40 12,241,388
TOTAL TEXAS 612,747,498
UTAH - 0.7%
1,055,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.250 03/01/31 1,011,411
1,600,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2021A
3.500 03/01/36 1,485,299
1,300,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 1,307,734
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,560,127
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/26 4,023,567
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5.000 07/01/31 5,503,835
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/30 1,533,608
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/31 9,906,904
10,640,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/33 11,911,569
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/35 2,982,844
1,120,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/36 1,261,087
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/37 1,262,594
6,660,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 6,826,677
TOTAL UTAH 50,577,256
VERMONT - 0.1%
2,985,000 Vermont Economic Development Authority, Mortgage Revenue
Bonds, Wake Robin Corporation Project, Series 2021A
4.000 05/01/37 2,947,131
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.450 11/01/41 2,746,708
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.450 11/01/44 3,512,897
TOTAL VERMONT 9,206,736
VIRGINIA - 1.9%
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5.000 07/01/53 8,015,294
18,840,000 (c) Federal Home Loan Mortgage Corporation, Notes 3.150 01/15/36 17,661,257
19,619,716 Federal Home Loan Mortgage Corporation, Virginia, Multifamily
Variable Rate Certificates Relating to Municpal Securities Class A
Series 2019M-053
2.550 06/15/35 17,515,297

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,000,000 (d) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5.000% 07/01/26 $ 5,214,939
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4.000 12/01/35 868,408
2,010,000 Louisa Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company,
Refunding Series 2008B, (Mandatory Put 9/02/25)
0.750 11/01/35 1,934,832
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
3.125 06/15/31 992,651
710,000 (c) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5.000 07/01/45 641,899
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.400 10/01/44 2,863,195
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.450 07/01/45 1,519,575
7,505,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020B
2.200 03/01/40 5,737,191
10,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023D
3.450 08/01/28 10,001,858
13,045,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 13,281,767
12,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 12,551,535
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/32 5,934,951
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/34 4,315,861
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 5,235,823
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 3,555,549
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/38 4,839,191
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/47 2,124,868
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/52 3,358,950
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/31 5,338,181
7,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 07/01/34 7,315,900
2,550,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/35 2,569,527
5,750,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 07/01/35 5,784,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,330,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3.800% 11/01/40 $ 1,363,690
TOTAL VIRGINIA 150,536,717
WASHINGTON - 3.2%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5.000 07/01/38 4,342,839
2,725,000 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2024B
5.000 07/01/26 2,845,963
8,955,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0.875 01/01/42 8,693,568
7,850,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 8,157,648
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 9,142,668
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/29 5,696,643
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5.000 08/01/30 10,551,530
3,040,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5.000 02/01/29 3,125,752
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/32 3,000,611
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 2,355,170
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,164,778
8,335,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5.000 08/01/49 8,376,895
2,730,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5.000 01/01/26 2,770,739
1,285,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5.000 01/01/27 1,304,176
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5.000 08/15/40 5,945,647
5,875,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5.000 08/15/35 5,934,168
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/33 14,087,635
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/30 6,497,231
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/31 1,817,625
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/32 6,496,094
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/29 5,322,604
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/31 2,324,632
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 2,830,505
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/36 6,150,180
4,375,000 (c) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-80
2.500 07/01/28 4,063,108
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 5,101,098

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.400% 12/01/41 $ 4,410,522
39,657,728 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 37,918,467
5,320,000 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.084 03/20/40 5,290,542
5,000,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2022D
4.000 07/01/28 5,283,201
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2023B
5.000 07/01/42 12,390,723
9,425,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 10,113,847
5,225,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2018D
5.000 08/01/27 5,609,857
5,000,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2023A
5.000 08/01/27 5,368,285
6,590,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5.000 02/01/26 6,816,271
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5.000 08/01/44 7,309,393
4,000,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/45 4,404,836
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 4,760,571
TOTAL WASHINGTON 248,776,022
WEST VIRGINIA - 0.2%
5,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1.000 01/01/41 4,842,176
1,365,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/25 1,366,545
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4.300 11/01/38 3,302,552
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 1,730,366
1,945,000 (b) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3.900 11/01/39 1,966,538
2,900,000 (b) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4.300 11/01/44 2,910,173
TOTAL WEST VIRGINIA 16,118,350
WISCONSIN - 2.1%
6,780,000 Central Brown County Water Authority, Wisconsin, Water System
Revenue Bonds, Refunding Series 2024A
5.000 11/01/33 7,869,194
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/26 4,373,136
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/27 4,414,054
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 4,786,444
10,000,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-Central
District Development Project, Series 2016
5.000 03/01/41 10,190,245
25,400,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 26,064,525
4,495,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 4,507,014

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,455,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/30)
3.700% 10/01/46 $ 8,551,115
115,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
3.000 04/01/25 114,375
15,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (ETM)
3.000 04/01/25 14,997
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2.625 11/01/25 16,572,567
7,815,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 7,589,883
2,500,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2017A-3, (Mandatory Put 11/01/24)
4.250 09/01/27 2,499,478
2,380,000 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4.000 06/15/28 2,383,777
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 4,174,320
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 9,128,918
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/26 1,081,235
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/27 4,119,865
7,750,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5.000 08/15/54 8,033,134
2,610,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5.000 02/15/47 2,622,038
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 2,835,985
2,120,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/34 2,200,713
1,455,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/35 1,501,790
5,490,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 5,646,621
1,470,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/37 1,439,235
3,915,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015, (Pre-refunded 11/12/24)
5.000 08/15/39 3,921,737
1,950,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5.000 11/01/39 1,976,102
1,355,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015
5.000 12/15/25 1,360,108
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.000 11/01/39 2,451,509
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500 11/01/41 1,269,784
2,555,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 2,579,970
4,760,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 5,553,757
TOTAL WISCONSIN 161,827,625

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 1.1%
$ 16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625% 07/15/39 $ 15,434,317
960,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4.000 04/15/37 995,167
1,000,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4.000 04/15/38 1,030,242
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/33 912,210
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/34 1,609,784
8,730,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series 2023
5.000 06/15/27 9,261,405
28,275,000 (e),(e) Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 27,372,459
4,215,000 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A
5.000 06/01/26 4,379,975
2,790,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2015 Series 6
3.900 12/01/34 2,790,666
6,500,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2.650 12/01/39 5,579,015
3,250,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
3.000 12/01/40 2,797,643
6,675,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2.250 12/01/40 5,067,068
6,000,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2.250 12/01/41 4,454,855
2,700,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1
4.200 12/01/38 2,793,490
TOTAL WYOMING 84,478,296
TOTAL MUNICIPAL BONDS
(Cost $7,624,045,144) 7,473,261,551
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 0.5% –
3,498,891 (c) Federal Home Loan Mortgage Corporation, Multifamily Variable
Rate Certificates Guaranteed Structured Pass Through Class A
Series 2024ML-023, 2024 ML23
4.700 04/25/42 3,835,058
13,151,913 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140 01/25/40 13,568,818
4,660,820 Federal Home Loan Mortgage Corporation, Notes, 2022 M068 3.150 10/15/36 4,273,819
4,698,323 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, 2021 21-ML08
1.877 07/25/37 3,893,796
7,973,832 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, 2021 ML10
2.032 01/25/38 6,447,668
4,740,232 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, 2024 24-ML22
4.683 10/25/40 5,165,525
2,961,087 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875 01/20/38 2,920,432
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,255,858) 40,105,116
TOTAL LONG-TERM INVESTMENTS
(Cost $7,666,301,002) 7,513,366,667

(a)
Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b)
When-issued or delayed delivery security.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $457,965,487 or 6.0% of Total Investments.
(d)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)
Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g)
Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h)
Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i)
Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Investment in Derivatives
Total Return Swaps – OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
X 115,745,000 MUNICIPAL BONDS - 1.5% X 115,745,000
MICHIGAN - 0.6%
$ 28,000,000 (i) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
3.250% 04/15/58 $ 28,000,000
16,125,000 (c),(i) Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Tender Option Bond Trust Series 2020-XM1159
4.100 11/15/31 16,125,000
TOTAL MICHIGAN 44,125,000
NATIONAL - 0.8%
21,400,000 (c),(i) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5027. Ticker Symbol - IIM,
(AMT)
4.500 10/09/24 21,400,000
41,220,000 (c),(i) Invesco Value Municipal Income Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE
PUTTERS / DRIVERS TR VAR STS CTFS 5028. Ticker Symbol -
VGM, (AMT)
4.500 10/09/24 41,220,000
TOTAL NATIONAL 62,620,000
WYOMING - 0.1%
9,000,000 (i) Wyoming Community Development Authority, Housing Revenue
Bonds, 2024 Series 2
3.150 06/01/48 9,000,000
TOTAL WYOMING 9,000,000
TOTAL MUNICIPAL BONDS
(Cost $115,745,000) 115,745,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $115,745,000) 115,745,000
TOTAL INVESTMENTS - 98.2%
(Cost $7,782,046,002 ) 7,629,111,667
OTHER ASSETS & LIABILITIES, NET -  1.8% 143,425,404
NET ASSETS - 100% $ 7,772,537,071
Fund Unrealized
Pay/ Underlying Pay/Receive Floating Payment Maturity Notional Appreciation
Counterparty Receive (j) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (76,232) Receive SOFR minus 0.60% Maturity Date 3/9/26 $(9,923,226) $(2,030,619)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (75,841) Receive SOFR minus 0.60% Maturity Date 3/9/26 (9,872,329) (2,405,098)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (101,643) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,231,012) (3,275,045)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (100,548) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,088,474) (3,312,163)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (101,096) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,159,808) (3,528,852)
Toronto-Dominion Bank Pay TDCENRGY Index (k) (81,560) Receive SOFR minus 0.60% Maturity Date 3/9/26 (10,616,779) (2,863,146)
Total $(69,891,628) $(17,414,923)
Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(k) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:

Portfolio of Investments September 30, 2024
(continued)
Intermediate Duration

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (72,762) $(1,459,601) 14.7%
Brookfield Renewable Corp (5,446) (177,861) 1.8%
Clearway Energy Inc (1,422) (43,642) 0.4%
Constellation Energy Corp (11,310) (2,940,848) 29.6%
Innergex Renewable Energy Inc (3,313) (34,691) 0.3%
NextEra Energy Inc (4,908) (414,861) 4.2%
Northland Power Inc (6,675) (155,718) 1.6%
Public Service Enterprise Group Inc (16,623) (1,482,913) 14.9%
Vistra Corp (27,106) (3,213,091) 32.4%
Total $(9,923,226) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (72,389) $ (1,452,115) 14.7%
Brookfield Renewable Corp (5,418) (176,949) 1.8%
Clearway Energy Inc (1,415) (43,418) 0.4%
Constellation Energy Corp (11,252) (2,925,764) 29.6%
Innergex Renewable Energy Inc (3,296) (34,513) 0.3%
NextEra Energy Inc (4,883) (412,733) 4.2%
Northland Power Inc (6,640) (154,920) 1.6%
Public Service Enterprise Group Inc (16,537) (1,475,307) 14.9%
Vistra Corp (26,967) (3,196,611) 32.4%
Total $(9,872,329) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (97,016) $ (1,946,141) 14.7%
Brookfield Renewable Corp (7,261) (237,149) 1.8%
Clearway Energy Inc (1,897) (58,189) 0.4%
Constellation Energy Corp (15,080) (3,921,143) 29.6%
Innergex Renewable Energy Inc (4,418) (46,255) 0.3%
NextEra Energy Inc (6,544) (553,150) 4.2%
Northland Power Inc (8,899) (207,625) 1.6%
Public Service Enterprise Group Inc (22,164) (1,977,224) 14.9%
Vistra Corp (36,141) (4,284,136) 32.4%
Total $ (13,231,012) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (95,971) $ (1,925,176) 14.7%
Brookfield Renewable Corp (7,183) (234,594) 1.8%
Clearway Energy Inc (1,876) (57,562) 0.4%
Constellation Energy Corp (14,918) (3,878,901) 29.6%
Innergex Renewable Energy Inc (4,370) (45,757) 0.3%
NextEra Energy Inc (6,473) (547,191) 4.2%
Northland Power Inc (8,804) (205,388) 1.6%
Public Service Enterprise Group Inc (21,925) (1,955,923) 14.9%
Vistra Corp (35,752) (4,237,983) 32.4%
Total $(13,088,474) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (96,494) $(1,935,668) 14.7%
Brookfield Renewable Corp (7,222) (235,873) 1.8%
Clearway Energy Inc (1,886) (57,876) 0.4%
Constellation Energy Corp (14,999) (3,900,041) 29.6%
Innergex Renewable Energy Inc (4,394) (46,006) 0.3%
NextEra Energy Inc (6,509) (550,173) 4.2%
Northland Power Inc (8,852) (206,508) 1.6%
Public Service Enterprise Group Inc (22,044) (1,966,583) 14.9%
Vistra Corp (35,946) (4,261,081) 32.4%
Total $(13,159,808) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (77,847) $(1,561,616) 14.7%
Brookfield Renewable Corp (5,826) (190,292) 1.8%
Clearway Energy Inc (1,522) (46,692) 0.4%
Constellation Energy Corp (12,101) (3,146,389) 29.6%
Innergex Renewable Energy Inc (3,545) (37,116) 0.3%
NextEra Energy Inc (5,251) (443,857) 4.2%
Northland Power Inc (7,141) (166,602) 1.6%

Public Service Enterprise Group Inc (17,785) (1,586,556) 14.9%
Vistra Corp (29,000) (3,437,660) 32.4%
Total $ (10,616,779) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Limited Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
X 5,030,294,476 MUNICIPAL BONDS - 97.3% X 5,030,294,476
ALABAMA - 1.8%
$ 10,000,000 (a) Alabama Federal Aid Highway Finance Authority, Special
Obligation Revenue Bonds, Series 2016A, (Pre-refunded
9/01/26)
5.000% 09/01/35 $ 10,478,024
1,000,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.100 10/01/39 1,024,961
7,955,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 8,569,699
1,760,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000 12/01/49 1,770,313
7,500,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4.000 10/01/52 7,572,335
3,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 3,438,102
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 6,471,478
980,000 (a),(b) Cental Etowah County Solid Waste Disposal Authority, Alabama,
Tax-Exempt Solid Waste Disposal Revenue Bonds, Series 2020A,
(Pre-refunded 7/01/25), (AMT)
6.000 07/01/45 1,030,362
8,215,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 8,263,298
11,755,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 11,533,623
1,000,000 (c) Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
1.000 11/01/33 1,008,061
7,500,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 7,365,250
5,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 5,436,846
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 9,168,286
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 10,518,469
TOTAL ALABAMA 93,649,107
ALASKA - 1.4%
1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 06/01/34 1,033,452
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 12/01/34 1,052,870
1,380,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II
1.900 12/01/24 1,372,576
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II
2.000 12/01/35 10,092,055
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II
2.000 12/01/35 18,802,532
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.150 12/01/36 2,897,162
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
Series 2022B-1
2.150 06/01/36 6,668,370
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000 01/01/26 3,596,208

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000% 04/01/27 $ 5,414,223
3,755,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/28 4,027,515
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/29 6,072,706
5,515,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5.250 10/01/36 5,563,249
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5.000 08/01/28 1,093,068
1,675,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5.000 06/30/26 1,744,844
1,000,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/25 1,008,103
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,868,698
TOTAL ALASKA 72,307,631
ARIZONA - 1.2%
5,585,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/26 5,880,243
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 5,455,436
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 6,845,094
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,966,048
11,000,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 11,322,600
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2.300 07/01/28 3,508,766
4,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B, (AMT),
(Mandatory Put 3/31/26)
4.125 09/01/32 4,017,343
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory Put
5/15/26)
5.000 01/01/53 5,148,621
4,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0.875 06/01/43 4,258,663
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0.875 06/01/43 2,034,694
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/36 6,612,957
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/26 1,250,535
3,715,000 Yavapai County Industrial Development Authority, Arizona, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1.300 06/01/27 3,406,175
TOTAL ARIZONA 61,707,175

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.4%
$ 9,295,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022
2.875% 11/01/32 $ 9,206,548
430,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Capital Improvement Series 2019A
2.000 11/01/29 429,458
2,195,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/24 2,199,139
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2.125 02/01/31 1,942,862
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/27 2,560,785
530,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/28 530,169
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/29 3,915,916
TOTAL ARKANSAS 20,784,877
CALIFORNIA - 3.3%
17,400,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put
4/01/26)
2.625 04/01/45 17,286,115
4,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 4,323,941
3,530,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 3,951,508
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1,
(Mandatory Put 8/01/28)
4.000 05/01/53 5,121,617
805,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/25 813,582
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/27 2,126,018
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/28 3,102,427
8,835,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, (Mandatory Put
10/01/25)
2.000 10/01/36 8,669,447
3,120,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 3,152,449
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.000 12/31/30 18,950,035
1,700,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/25 1,705,598
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/26 2,039,276
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/27 1,560,104
9,300,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2.400 10/01/44 8,942,061
1,575,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4.125 10/01/41 1,584,132
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,854,569
6,020,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 6,021,781

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000% 11/01/25 $ 6,676,549
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.000 08/01/31 2,312,733
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 5,615,500
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,027,211
1,070,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/26 1,108,220
350,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 368,213
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5.000 08/01/27 6,491,758
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/25 1,009,684
1,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/26 1,546,767
2,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/27 2,366,990
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/28 2,141,987
2,835,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/29 3,087,750
4,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2018B, (AMT)
5.000 05/15/26 4,124,712
4,725,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/26 4,872,316
2,345,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/26 2,455,690
7,000,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/33 8,338,213
2,780,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, (Mandatory Put 10/15/30)
5.000 08/15/49 3,139,677
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/28 2,146,632
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/29 2,181,754
4,245,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/36 4,499,647
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000 05/01/28 3,719,256
3,000,000 University of California, General Revenue Bonds, Series 2023BM 5.000 05/15/28 3,303,023
TOTAL CALIFORNIA 168,738,942

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 2.1%
$ 2,900,000 Arapahoe County School District 5 Cherry Creek, Colorado,
General Obligation Bonds, Series 2012B
2.500% 12/15/28 $ 2,783,571
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 2,094,925
7,610,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E
5.000 11/15/24 7,614,486
19,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5.000 08/01/49 19,809,070
18,470,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 18,877,958
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.000 11/01/26 1,047,329
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5.000 05/15/62 14,091,241
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1.950 11/01/36 497,625
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1.800 11/01/36 1,914,566
288,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
4.500 12/01/27 289,227
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 2,805,820
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/26 6,701,850
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/27 5,925,192
7,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.000 11/15/24 7,010,194
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/26 4,342,937
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,342,413
1,759,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4.625 12/01/27 1,768,377
325,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/25 326,077
400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/25 404,949
500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
3.000 01/15/26 498,189
425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/26 439,208
1,425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/27 1,486,136
625,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/27 657,665
555,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
3.000 12/01/25 549,799
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3.375 12/01/30 402,849
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 745,563
6,600,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2021C-4, (Mandatory Put 10/15/25)
2.000 06/01/51 6,505,813
TOTAL COLORADO 110,933,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.5%
$ 2,475,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5.000% 07/01/35 $ 3,030,598
6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 6,726,508
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/25 1,252,075
18,070,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Variable Rate Demand Obligations, Series
1999-U1, (Mandatory Put 2/11/25)
1.100 07/01/33 17,882,443
11,080,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5.000 07/01/49 12,168,394
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3.750 11/15/33 1,984,077
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.600 11/15/34 4,448,016
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.300 11/15/35 2,973,917
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1.950 11/15/35 3,533,656
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2.200 11/15/34 1,003,243
4,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1.700 05/15/34 3,300,428
3,900,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.000 11/15/36 3,102,655
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.000 11/15/36 9,638,120
1,500,000 Connecticut State, General Obligation Bonds, Series 2022E 5.000 11/15/26 1,581,216
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5.000 05/01/27 2,931,186
3,210,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
5.000 07/01/26 3,350,804
1,000,000 West Haven, Connecticut, General Obligation Bonds, Series
2012 - AGM Insured
5.000 08/01/25 1,001,455
TOTAL CONNECTICUT 79,908,791
DELAWARE - 1.0%
27,285,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 26,564,575
9,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/25)
1.250 10/01/40 8,762,367
14,130,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020, (Mandatory Put 7/01/25)
1.050 01/01/31 13,850,554
TOTAL DELAWARE 49,177,496
DISTRICT OF COLUMBIA - 2.1%
6,750,000 (c) District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5.000 08/01/31 7,795,908
10,000,000 (c) District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5.000 12/01/30 11,444,192
25,050,000 (d) District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2019C
5.000 10/01/25 25,649,875
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 4,327,241
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5.000 10/01/32 3,794,564
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Forward Delivery Series 2020A,
(AMT)
5.000 10/01/31 5,434,379

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 10,525,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000% 10/01/31 $ 10,674,913
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5.000 10/01/32 5,144,071
5,280,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/30 5,531,560
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,622,785
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/28 3,202,121
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 7,259,972
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 4,080,050
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,623,054
TOTAL DISTRICT OF COLUMBIA 109,584,685
FLORIDA - 3.5%
4,185,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/27 4,257,139
2,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2017, (AMT)
5.000 10/01/34 2,081,614
2,485,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 2,650,822
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/34 5,356,091
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/35 5,032,937
19,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 20,417,789
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 10,711,028
25,300,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 26,056,971
1,595,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 1,610,348
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2.800 07/01/34 6,342,335
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 1,597,739
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1.800 07/01/36 1,784,102
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1.800 07/01/36 2,181,856
10,000,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4.000 06/01/34 10,033,511
7,445,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2014
4.000 09/01/34 7,447,622
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5.000 10/01/27 23,255,603
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Alternative Minimum Tax Refunding
Subordinate Lien Series 2022A, (AMT)
5.000 10/01/26 2,712,093
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5.000 10/01/30 9,824,389

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,340,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000% 10/01/26 $ 2,446,383
2,095,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/27 2,211,027
3,110,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/28 3,269,287
2,690,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/29 2,824,624
5,005,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2014A, (AMT)
5.000 10/01/36 5,010,656
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/28 4,384,182
2,170,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/29 2,298,068
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/30 9,729,761
5,500,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5.000 08/15/25 5,591,950
280,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2
6.610 05/01/40 279,621
305,000 (e) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3
6.610 05/01/40 3
TOTAL FLORIDA 181,399,551
GEORGIA - 1.7%
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,071,330
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/27 1,312,054
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/28 2,797,253
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/29 5,405,965
2,885,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A
2.750 12/01/35 2,554,923
2,750,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2.250 12/01/36 2,269,654
1,900,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.100 12/01/39 1,948,619
5,055,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/29 5,345,658
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/31 5,348,573
12,390,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019B, (Mandatory Put 12/02/24)
4.000 08/01/49 12,392,654
10,060,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,256,437
6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 6,878,170
15,800,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 15,780,588
8,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 8,827,300
3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 3,813,607
1,035,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3.875 10/01/48 1,049,729
TOTAL GEORGIA 88,052,514
GUAM - 0.0%
2,365,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5.000 10/01/24 2,365,000
TOTAL GUAM 2,365,000

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.4%
$ 4,900,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200% 07/01/39 $ 4,136,078
11,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 10,579,809
735,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250 01/01/25 723,552
5,900,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5.000 09/01/30 6,301,017
TOTAL HAWAII 21,740,456
IDAHO - 0.7%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/26 6,180,931
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/29 5,141,354
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/31 5,176,530
6,000,000 (c) Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/28 6,554,727
12,935,000 Nez Perce County, Idaho, Pollution Control Revenue Bonds,
Potlatch Corporation Project, Refunding Series 2016
2.750 10/01/24 12,935,000
TOTAL IDAHO 35,988,542
ILLINOIS - 5.3%
1,290,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5.000 02/01/25 1,296,613
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5.000 02/01/27 1,558,137
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/26 526,545
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/27 722,631
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/28 523,345
19,250,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 21,116,871
3,300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000 12/01/34 3,384,869
1,455,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/26 1,345,137
13,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/32 13,035,477
1,250,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/25 1,254,287
5,975,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/26 6,124,932
4,855,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2015B
5.000 01/01/34 4,873,436
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.000 01/01/34 2,748,012
4,360,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 4,378,191
1,970,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/26 2,014,477
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/27 1,234,711
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/28 3,433,549
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/26 914,215

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0.000% 12/15/26 $ 18,898
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/27 948,223
8,080,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation Bonds,
Refunding School Series 2019
3.000 10/15/27 8,139,220
20,800,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2.450 11/15/39 20,609,179
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1.250 11/01/38 10,780,772
2,725,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 2,757,919
1,225,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/25 1,232,098
2,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/25 2,033,029
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/26 3,122,156
1,025,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 1,082,815
7,080,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000 08/15/52 7,156,432
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 05/01/40 2,013,179
10,135,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
1.950 10/01/36 8,018,807
2,655,000 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A
5.000 02/01/25 2,667,725
5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5.000 12/01/24 5,013,083
5,465,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 5,646,486
1,455,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 1,476,487
4,335,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/24 4,340,759
7,140,000 Illinois State, General Obligation Bonds, November Series 2017D 3.250 11/01/26 7,155,742
7,040,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 7,361,292
17,275,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 18,418,659
5,760,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 6,120,316
5,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5.000 11/01/30 5,477,900
10,610,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/28 11,135,107
3,755,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/25 3,783,600
5,000,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/26 5,138,409
2,540,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 2,666,909
1,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 1,025,626
4,415,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6.000 11/01/26 4,532,469
5,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Anticipation Notes Series 2022
5.000 01/01/25 5,010,359
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/26 1,289,391
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/25 792,185

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000% 12/15/26 $ 2,009,193
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/27 382,786
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/28 2,057,706
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/30 684,885
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/33 1,029,991
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/36 1,017,325
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/40 1,907,640
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/44 2,019,304
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/25 330,683
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/26 259,335
6,245,000 (a) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 6,329,920
1,000,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.300 03/01/25 999,542
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.450 03/01/26 1,263,937
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.600 03/01/28 1,232,822
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5.000 01/01/28 8,834,511
2,725,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/26 2,786,726
3,655,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/27 3,803,932
TOTAL ILLINOIS 274,400,904
INDIANA - 3.4%
14,235,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 13,817,231
4,500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B
0.650 08/01/25 4,385,758
8,885,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 03/01/38 8,950,195
21,115,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 21,164,542
1,100,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4.125 12/01/26 1,117,863
5,750,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/27)
3.750 03/01/31 5,823,684
7,480,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/32)
4.500 05/01/35 7,610,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,330,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5.000% 10/01/62 $ 7,876,830
12,660,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Long Term Rate Series
2019B, (Mandatory Put 7/01/25)
2.250 12/01/58 12,522,619
8,025,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0.700 12/01/46 7,772,716
1,515,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/26 1,591,744
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/27 1,769,359
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5.000 10/01/26 1,255,155
3,520,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2020B-1
1.950 07/01/35 2,882,957
1,250,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
1.900 07/01/36 987,300
2,610,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
1.900 07/01/36 2,061,483
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 6,241,077
10,925,000 Indianapolis, Indiana, Gas Utility Distribution System Revenue
Bonds, Refunding 2nd Lien Series 2017A
5.000 08/15/25 11,126,612
465,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/24 465,000
545,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/25 545,975
830,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/26 831,450
3,000,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP
Generating Company Project, Refunding Series 1995A
3.125 07/01/25 2,978,556
12,000,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2008D
0.750 04/01/25 11,797,805
13,020,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company, Series 2002A
2.750 06/01/25 12,940,665
8,500,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5.250 09/28/28 8,503,364
11,805,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 12,090,527
5,745,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 5,903,401
TOTAL INDIANA 175,014,333
IOWA - 0.4%
5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 5,825,941
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A
1.850 07/01/35 2,406,840
2,225,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2.450 07/01/34 1,922,739
2,620,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
2.500 01/01/35 2,310,375
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.000 07/01/36 2,406,582
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2.000 07/01/36 1,568,289

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 3,610,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5.000% 08/01/34 $ 4,287,603
TOTAL IOWA 20,728,369
KANSAS - 0.6%
9,610,000 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes
Series 2021B
0.375 12/01/24 9,531,341
8,500,000 Kansas Department of Transportation, Highway Revenue Bonds,
Refunding Series 2024A
5.000 09/01/27 9,137,081
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 11,691,012
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5.000 11/15/54 2,168,933
TOTAL KANSAS 32,528,367
KENTUCKY - 2.8%
7,750,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series 2008A
3.700 08/01/27 7,816,344
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT),
(Mandatory Put 9/01/26)
1.750 10/01/34 5,727,404
30,000,000 (d) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1.550 09/01/42 28,907,541
4,455,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000 09/01/26 4,664,541
4,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/25 4,214,770
6,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5.000 11/01/25 6,407,148
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series 2024A
5.000 07/01/27 2,405,263
4,200,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5.000 10/01/47 4,581,547
4,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001A
0.900 09/01/26 3,818,197
8,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001B, (AMT)
1.350 11/01/27 7,503,932
18,090,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2005A, (Mandatory Put 7/01/26)
1.750 02/01/35 17,654,941
3,565,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series 2016
4.000 09/01/27 3,698,508
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,363,807
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 6,133,181
1,300,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 1,312,738
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 3,029,960
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3.900 11/01/25 3,250,403
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0.625 09/01/26 2,911,684
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B, (AMT)
1.350 11/01/27 9,609,722

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300% 09/01/44 $ 19,671,441
TOTAL KENTUCKY 144,683,072
LOUISIANA - 3.4%
20,575,000 (d) Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, (AMT), (Mandatory Put
12/01/24)
1.000 12/01/51 20,466,640
845,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.100 12/01/36 682,337
1,900,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 1,934,674
1,105,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5.000 10/01/24 1,105,000
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/25 3,027,589
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 17,560,307
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020B, (Mandatory Put
5/15/25)
5.000 05/15/50 10,100,541
29,860,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode, (Mandatory Put 6/01/25)
5.000 06/01/45 30,167,086
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5.000 06/01/45 4,248,530
1,010,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/29 1,021,610
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/30 1,010,988
2,655,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/29 2,834,099
3,040,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/30 3,225,929
3,070,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C
5.000 05/01/31 3,249,408
14,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5.000 09/01/31 16,140,971
5,000,000 Louisiana State, General Obligation Bonds, Series 2024B 5.000 08/01/27 5,364,012
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5.000 06/01/26 938,046
2,780,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 3,112,069
3,665,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 3,714,746
16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050 06/01/37 16,586,772
18,080,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 17,716,992
10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 9,838,524
TOTAL LOUISIANA 174,046,870

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2%
$ 2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1.850% 11/15/36 $ 2,230,973
1,165,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.300 11/15/35 982,869
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2.050 11/15/36 2,412,012
2,030,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
1.900 11/15/36 1,589,411
2,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2.200 11/15/36 1,639,283
TOTAL MAINE 8,854,548
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5.000 10/01/25 7,371,785
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5.000 03/01/27 8,639,062
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/29 6,717,540
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/30 7,694,081
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5.000 02/01/27 12,205,764
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.250 01/01/31 9,802
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/26 1,016,556
6,820,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
2.700 09/01/34 6,159,827
4,250,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2.300 09/01/35 3,600,129
4,880,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020D
1.950 09/01/35 3,982,860
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.800 09/01/36 9,227,130
8,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
1.875 09/01/36 6,467,094
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.200 09/01/36 9,874,254
4,625,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5.000 11/01/29 5,095,870
9,870,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020
5.000 06/01/25 10,014,063
TOTAL MARYLAND 98,075,817
MASSACHUSETTS - 1.4%
10,000,000 Lowell, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2024
5.000 10/25/24 10,010,358
795,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/25 794,822
2,190,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Issue, Series 2023M
5.000 07/01/32 2,503,172
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1
5.000 07/01/25 1,519,699
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/29 2,973,095
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/30 2,921,088

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000% 07/01/31 $ 2,665,618
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/32 2,226,081
125,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/25 125,808
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/26 163,218
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/27 175,569
175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/28 182,645
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/30 232,937
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 2,170,675
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2.450 11/01/30 2,108,218
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
2.750 12/01/34 1,768,540
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2.650 06/01/26 993,351
5,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4.000 06/01/26 5,043,610
1,970,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 1,968,814
4,570,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2021B-2
0.800 12/01/25 4,410,492
3,500,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4.000 12/01/27 3,545,157
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1.950 12/01/35 4,057,469
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.000 12/01/36 794,880
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2.000 12/01/36 2,166,049
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.150 12/01/36 6,009,985
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/26 3,829,804
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/27 4,830,179
4,000,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2024
5.000 07/25/25 4,071,873
TOTAL MASSACHUSETTS 74,263,206
MICHIGAN - 2.9%
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/26 10,419,375
7,500,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/27 8,007,211
6,000,000 Great Lakes Water Authority, Michigan, Water Supply System
Revenue Bonds, Refunding Senior Lien Series 2024A
5.000 07/01/26 6,251,625
4,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/26 4,144,196
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/27 2,756,503
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)
5.000 11/15/44 5,188,761
4,895,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5.000 07/21/25 4,971,305

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000% 06/01/27 $ 2,083,922
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 5,418,206
6,750,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.550 10/01/33 6,758,425
1,865,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
0.550 04/01/25 1,836,211
2,530,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3.300 04/01/26 2,530,139
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3.750 04/01/27 9,430,749
1,280,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 1,283,629
1,805,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.350 12/01/34 1,782,288
5,215,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3.100 12/01/31 5,046,482
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 9,020,013
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.350 12/01/35 12,592,894
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1.950 12/01/36 4,731,421
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4.000 12/01/37 2,019,746
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5.000 10/15/27 6,077,405
275,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
5.000 11/15/24 275,540
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/26 3,207,836
10,090,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 10,092,930
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
(AMT), (Mandatory Put 10/08/26)
0.875 04/01/35 7,088,470
7,110,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Collateralized
Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3.875 06/01/53 7,213,841
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,298,099
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E - AGM
Insured, (AMT)
5.000 12/01/28 8,038,938
TOTAL MICHIGAN 150,566,160
MINNESOTA - 1.1%
17,000,000 Edina, Minnesota, General Obligation Bonds, Series 2022B 2.000 02/01/25 16,885,129
5,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 5,394,140
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.400 01/01/35 1,093,515
2,235,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.250 07/01/35 1,897,460
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1.875 07/01/35 3,486,510
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.000 07/01/36 4,491,594

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2.000% 07/01/36 $ 4,047,068
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.150 07/01/36 6,906,389
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2.600 07/01/37 2,853,558
2,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 2,027,745
6,820,000 Minnesota Public Facilities Authority, State Clean Water Revolving
Fund Revenue Bonds, Series 2016A
5.000 03/01/31 7,038,133
TOTAL MINNESOTA 56,121,241
MISSISSIPPI - 0.7%
7,605,000 Lowndes County, Mississippi, Solid Waste Disposal and Pollution
Control Revenue Bonds, International Paper Company Project,
Refunding Series 2022, (Mandatory Put 4/01/27)
2.650 04/01/37 7,505,269
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,865,327
3,500,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/30 3,910,137
6,000,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/31 6,776,187
6,500,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/32 7,420,209
1,210,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2.250 12/01/35 1,032,011
615,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
1.800 12/01/35 484,860
205,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/24 205,099
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/26 1,567,067
TOTAL MISSISSIPPI 34,766,166
MISSOURI - 1.0%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,915,295
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 10,144,136
5,195,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 4,789,710
12,335,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,553,983
1,190,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/25 1,205,076
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/27 2,673,874
2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.125 11/01/39 2,772,799
755,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.500 11/01/34 667,505
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1.950 11/01/36 841,223
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1.800 11/01/36 1,447,412
2,420,000 (a) Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2014A, (ETM)
5.000 01/01/25 2,430,067

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2014A
5.000% 01/01/26 $ 5,121,216
TOTAL MISSOURI 49,562,296
MONTANA - 0.1%
1,365,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/33 1,601,397
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/35 1,515,779
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/27 1,064,879
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/28 1,145,248
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/29 1,448,452
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1.850 12/01/36 578,026
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1.850 12/01/36 385,351
TOTAL MONTANA 7,739,132
NATIONAL - 0.0%
2,651,264 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 2,621,478
TOTAL NATIONAL 2,621,478
NEBRASKA - 0.7%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 8,954,315
3,890,000 Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2019, (Mandatory Put 8/01/25)
4.000 12/01/49 3,908,881
815,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2020B, (Mandatory Put 11/15/25)
5.000 11/15/53 826,018
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 1,708,587
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.350 09/01/35 7,587,077
2,455,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 1,962,186
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.100 09/01/36 2,884,812
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 1,673,351
6,450,000 Washington County, Nebraska, Wastewater and Solid Waste
Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable
Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)
0.900 09/01/30 6,315,069
TOTAL NEBRASKA 35,820,296
NEVADA - 0.8%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5.000 07/01/27 6,701,973
19,325,000 (d) Clark County, Nevada, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019D
5.000 07/01/26 20,138,824
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, (Mandatory Put
3/31/26)
3.750 01/01/36 3,509,893
950,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
5.000 07/01/25 965,669
2,275,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, (Mandatory Put
12/01/24)
5.000 12/01/25 2,279,866
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1.850 10/01/33 1,602,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.000% 10/01/36 $ 1,570,987
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2.200 10/01/36 2,464,174
TOTAL NEVADA 39,234,037
NEW HAMPSHIRE - 0.6%
8,440,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 8,590,392
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4.500 10/01/33 11,577,417
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3.300 06/01/40 5,059,886
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/01/27)
3.300 06/01/38 4,555,020
2,495,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.100 07/01/39 2,555,595
TOTAL NEW HAMPSHIRE 32,338,310
NEW JERSEY - 3.4%
3,945,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4.500 05/28/25 3,975,662
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/27 966,126
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/28 948,267
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/29 934,572
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4.500 07/15/25 10,121,598
2,545,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building House
Projects, County Guaranteed Series 2024
5.000 06/18/25 2,580,188
225,000 (a) Gloucester County Pollution Control Financing Authority,
New Jersey, Pollution Control Revenue Bonds, Logan Project,
Refunding Series 2014A, (AMT), (ETM)
5.000 12/01/24 225,557
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/26 3,563,513
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/27 3,849,183
1,310,000 Mahwah Township, Bergen County, New Jersey, General
Improvement, Water and Sewer Utility Bonds, Series 2023
1.000 01/15/25 1,299,135
400,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series
2022
5.000 09/15/25 408,972
5,000,000 Monmouth County, New Jersey, Bond Anticipation Notes, Series
2024
5.000 06/03/25 5,066,650
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 6,102,563
10,545,000 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A
5.250 04/01/25 10,647,421
7,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5.000 06/15/26 7,281,949
3,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 3,250,018
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5.000 06/15/33 6,793,799
1,115,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 1,116,303

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0.850% 12/01/25 $ 8,788,171
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/29 2,696,327
6,335,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2021B
0.750 11/01/24 6,316,535
2,515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
2.650 10/01/24 2,515,000
2,915,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
2.750 04/01/25 2,893,447
7,220,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 7,479,007
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5.000 06/15/30 1,789,976
7,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/25 7,345,261
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/26 5,277,918
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/32 2,163,242
5,000,000 North Brunswick Township, New Jersey, General Obligation
Bonds, Series 2024A
5.000 07/08/25 5,075,020
3,200,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4.450 03/01/25 3,208,479
4,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/25 4,043,739
5,125,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/27 5,373,219
5,490,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 5,850,656
14,205,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 15,127,302
3,835,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 4,027,565
2,385,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 2,395,400
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.250 07/15/28 6,551,649
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3.000 03/01/28 6,730,709
TOTAL NEW JERSEY 174,780,098
NEW MEXICO - 1.4%
13,620,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0.875 06/01/40 12,889,553
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 16,038,808
16,320,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/25 16,569,206
11,940,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/26 12,448,594
4,595,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5.000 08/01/49 4,660,284
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 1,552,384

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1.950% 07/01/36 $ 1,703,477
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1.875 07/01/36 769,839
1,190,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.125 09/01/39 1,221,555
1,690,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/25 1,713,428
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/26 1,787,622
326,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3.750 05/01/28 326,329
TOTAL NEW MEXICO 71,681,079
NEW YORK - 9.0%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4.250 04/01/42 10,285,845
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/27 1,788,514
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,736,962
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/30 8,807,646
4,365,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory Put
9/01/25)
0.850 09/01/50 4,252,562
11,850,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1.000 09/01/25 11,478,629
2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3.000 09/01/49 2,467,369
5,020,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Refunding Green Series
2016B-2
5.000 11/15/32 5,231,838
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series
2017C-1
5.000 11/15/26 5,245,059
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/30 1,683,539
2,250,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/32 2,501,696
10,850,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1
5.250 11/15/29 11,122,181
685,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/25 686,274
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/26 1,067,001
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/27 1,502,784
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3.700 05/01/63 10,103,386
10,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0.900 11/01/60 9,816,484
3,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3.700 05/01/64 3,073,179

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,835,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B
2.000% 11/01/35 $ 4,719,351
3,470,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A
3.450 11/01/34 3,449,202
3,010,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B
2.550 11/01/34 2,734,413
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999 -
AGM Insured
2.250 10/01/29 786,479
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5.000 02/01/34 6,144,380
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5.000 11/01/28 9,718,381
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/27 8,615,703
5,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/27 5,456,026
4,665,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/29 5,175,003
2,740,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 2,950,878
4,340,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
5.000 08/01/33 4,503,231
27,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series C-1
5.000 08/01/27 29,455,140
3,125,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5.000 08/01/26 3,268,520
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series C
5.000 08/01/25 3,816,952
4,000,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series D
5.000 08/01/25 4,071,416
7,710,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/27 8,258,150
12,500,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/28 13,682,553
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004A, (Mandatory Put 7/01/25)
2.875 05/15/32 4,991,324
45,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT), (Mandatory Put 7/01/25)
3.000 05/15/32 44,963,244
3,515,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0.750 05/01/25 3,440,367
10,240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020L-2
0.750 11/01/25 9,887,902
5,970,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1.000 11/01/61 5,692,954
5,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1.100 11/01/61 4,704,858
10,055,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put 5/01/27)
2.500 11/01/60 9,927,516
8,075,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 8,112,464
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.100 11/01/35 3,434,447

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 8,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2, (Mandatory
Put 5/01/29)
3.600% 11/01/63 $ 8,125,686
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 6,726,694
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 8,766,040
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.000 10/01/35 1,981,955
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.100 10/01/35 2,880,756
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.000 10/01/33 2,971,709
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.200 10/01/36 8,205,697
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.200 10/01/36 3,811,255
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 14,561,186
3,490,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 3,496,498
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/27 5,270,986
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/28 2,129,231
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 2,154,496
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 3,044,281
4,345,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Public Improvement Series 2021A - AGM Insured
2.000 03/01/25 4,312,327
1,000,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022 - AGM Insured
5.000 08/01/27 1,072,518
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Fifth Series 2014, (AMT)
5.000 09/01/32 3,003,481
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/26 3,233,105
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/27 10,569,805
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 4,132,962
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5.000 09/15/25 4,067,674
8,000,000 Rochester, New York, General Obligation Bonds, Bond
Anticipation Notes Series 2024-III
5.000 07/31/25 8,135,131
520,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/25 520,967
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/27 500,928
2,370,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/25 2,393,383
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/26 2,284,723
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/28 2,344,001

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000% 06/01/32 $ 1,368,565
15,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
5.000 11/15/26 15,831,335
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2022E-1
5.000 11/15/27 8,707,711
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5.000 05/15/26 10,402,198
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds,
Fiscal 2017 Series A
5.000 06/01/26 1,976,876
TOTAL NEW YORK 466,795,962
NORTH CAROLINA - 0.8%
3,800,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3.450 01/15/48 3,818,894
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0.800 01/15/48 5,363,404
1,615,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 1,585,984
4,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
1.000 07/01/56 3,998,983
1,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
1.000 07/01/48 999,870
865,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.450 07/01/34 748,330
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.625 01/01/35 2,460,640
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.000 07/01/36 4,010,970
1,630,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/28 1,673,753
3,285,000 Raleigh, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5.000 04/01/26 3,405,918
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5.000 10/01/27 11,550,858
TOTAL NORTH CAROLINA 39,617,604
NORTH DAKOTA - 0.8%
2,335,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 2,351,643
1,655,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/25 1,670,997
2,380,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/26 2,430,456
2,550,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/27 2,627,630
200,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/25 197,703
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4.000 05/01/27 225,567
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/28 477,652
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/29 376,953
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/30 398,862

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000% 05/01/32 $ 318,292
5,815,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023B,
5.125 07/01/25 5,819,860
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5.000 05/01/32 5,567,048
6,235,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
2.800 07/01/32 5,886,399
1,640,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.000 07/01/34 1,551,297
2,500,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
2.700 07/01/35 2,226,902
3,250,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.100 07/01/35 2,708,929
3,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.050 07/01/36 2,910,134
2,540,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2.300 07/01/36 2,115,181
TOTAL NORTH DAKOTA 39,861,505
OHIO - 3.8%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 1,559,806
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/28 9,640,037
14,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/29 15,529,990
3,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/30 3,759,884
8,630,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 9,342,947
4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 4,756,405
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/33 3,357,665
6,195,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 6,684,523
7,660,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 8,250,054
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/37 1,537,179
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/38 2,292,773
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/39 1,018,627
1,225,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/24 1,227,310
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/25 1,021,359

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 6,000,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005B, (AMT)
3.700% 07/01/28 $ 6,028,919
3,335,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005C, (AMT)
3.700 04/01/28 3,350,416
15,750,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 14,866,950
10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 9,439,333
2,355,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014A, (Mandatory Put 10/01/29)
2.400 12/01/38 2,227,787
11,860,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 11,248,681
20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,792,169
10,740,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 10,939,336
475,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 475,146
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3.500 09/01/34 1,332,172
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2.800 09/01/34 2,294,612
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.500 09/01/35 1,282,872
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.050 09/01/36 2,967,349
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.250 09/01/36 2,420,907
1,635,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.800 09/01/35 1,633,558
1,665,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 03/01/36 1,664,416
1,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 09/01/36 1,504,267
6,300,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.100 09/01/39 6,462,391
1,755,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/26 1,811,231
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/27 1,934,657
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4.000 03/01/27 2,599,724
1,645,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/26 1,697,707
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/27 3,707,220
3,750,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2022A
4.000 06/15/27 3,908,962
2,430,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put 5/01/28)
2.750 01/01/52 2,409,549
305,000 Ohio State, Major New State Infrastructure Project Revenue
Bonds, Series 2021-1A
5.000 12/15/24 306,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000% 12/01/39 $ 5,514,851
1,070,000 Upper Arlington, Ohio, Special Obligation Income Tax Revenue
Bonds, Community Center Series 2023
4.000 12/01/24 1,071,203
TOTAL OHIO 195,870,994
OKLAHOMA - 5.3%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/31 1,098,576
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/32 1,121,470
665,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000 12/01/24 665,491
1,270,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
4.000 09/01/25 1,283,052
1,600,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.000 09/01/27 1,545,763
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5.000 09/01/31 5,622,968
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5.000 09/01/27 5,315,085
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/32 4,622,138
9,085,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/27 9,395,379
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,940,814
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,870,860
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/27 7,789,114
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,464,663
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,406,642
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5.000 10/01/27 1,054,785
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
3.250 10/01/28 1,002,146
1,000,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/24 1,001,751
4,400,000 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project,
Series 2022
5.000 09/01/32 4,932,962
2,190,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000 09/01/26 2,274,210
310,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/25 314,307

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 200,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000% 09/01/26 $ 206,782
450,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/27 473,445
520,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/29 568,715
500,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/30 546,215
1,100,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/31 1,199,345
860,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/32 938,320
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/31 1,388,752
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/32 1,066,051
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/33 1,391,625
6,005,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/25 6,091,150
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/27 5,329,502
950,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/25 958,301
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/26 1,485,390
625,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/27 645,207
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/28 747,980
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/29 759,312
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/27 1,147,069
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/28 1,170,782
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4.000 03/01/27 5,394,148
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5.000 09/01/28 1,080,211
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/26 600,554
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/27 1,032,048
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/28 1,035,111

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000% 09/01/29 $ 1,043,600
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/30 1,043,918
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/31 1,057,183
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/32 1,051,040
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
3.250 04/01/26 3,671,032
13,000,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2022
2.000 03/01/25 12,903,055
2,490,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4.000 03/01/26 2,535,850
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
3.000 07/01/26 5,031,947
4,550,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 4,443,808
5,000,000 Oklahoma County, Oklahoma, General Obligation Bonds,
Limited Tax Series 2023
4.000 05/01/25 5,030,218
1,895,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/25 1,897,788
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/26 1,948,988
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/27 3,303,266
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 1,474,784
350,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/29 368,229
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 326,164
7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5.000 04/01/27 7,944,627
1,600,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/25 1,629,497
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 2,082,606
250,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/28 259,961
390,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/29 408,373
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/30 367,347
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/31 268,703
310,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/32 328,665

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000% 09/01/26 $ 555,259
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/28 1,337,225
725,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/25 727,458
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/26 774,728
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/27 719,416
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/31 395,351
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/32 484,563
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/33 512,576
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/34 2,207,989
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/35 1,186,308
1,110,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools Project,
Series 2018
5.000 12/01/25 1,135,249
5,020,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
3.000 03/01/25 5,011,126
3,625,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
1.000 03/01/26 3,537,157
8,750,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024A
0.050 04/01/26 8,363,658
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,178,712
8,445,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/27 9,033,546
10,730,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/28 11,690,483
1,380,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools Project,
Series 2017A
5.000 09/01/25 1,404,561
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0.375 11/01/24 12,747,643
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0.500 11/01/25 12,331,193
4,055,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2022 3.000 10/01/26 4,065,878
1,450,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/27 1,492,777
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/28 311,207
710,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/25 709,366
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/27 529,456
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/29 481,861

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,250,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000% 09/01/31 $ 1,194,158
1,325,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/25 1,332,897
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/27 1,845,625
TOTAL OKLAHOMA 271,696,266
OREGON - 0.8%
1,305,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/25 1,325,479
1,085,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/26 1,131,216
1,000,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 1,069,254
5,085,000 Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series 2015
5.000 06/15/26 5,168,752
2,390,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/27 2,552,272
2,060,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/28 2,198,352
1,720,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5.000 03/01/40 1,720,842
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/27 1,280,559
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4.000 07/01/42 12,087,030
7,225,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.050 07/01/36 5,840,478
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/27 2,665,363
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/28 3,000,072
TOTAL OREGON 40,039,669
PENNSYLVANIA - 4.1%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5.000 01/01/26 5,538,372
2,730,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/25 2,750,251
2,055,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/26 2,115,919
4,435,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/27 4,664,876
1,440,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 1,565,747
20,283,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 20,107,154
10,137,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 6,462,938
73,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 79,375
3,022,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 3,093,169
153,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 152,999

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,685,000 (g) Bethlehem Area School District Authority, Northampton
and Lehigh Counties, Pennsylvania, School Revenue Bonds,
Bethlehem Area School District Refunding Project, Series 2021A,
(Mandatory Put 11/01/25) (SOFR*0.67% + 0.350%)
3.593% 01/01/30 $ 2,670,284
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/25 1,015,506
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 3,461,619
3,000,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds, Refunding Forward Delivery Series 2020A
5.000 06/01/26 3,120,917
1,525,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 1,536,622
5,890,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 5,887,723
10,200,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016B
2.625 02/15/27 10,161,240
4,565,000 Lower Merion School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2019
4.000 11/15/30 4,770,608
8,065,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 7,405,451
8,400,000 (d) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory Put
4/03/28)
4.100 10/01/53 8,637,561
504,166 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
5.000 06/30/27 221,833
277,700 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
5.000 06/30/27 49,986
15,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Refunding Series 2021B, (AMT), (Mandatory Put 11/02/26)
1.100 06/01/31 14,171,938
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 3,490,491
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 3,754,383
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3.250 10/01/28 1,274,574
2,265,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3.450 10/01/32 2,264,072
6,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.200 10/01/32 5,947,076
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.000 04/01/27 3,345,959
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.050 10/01/27 3,293,639
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 8,347,903
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 1,003,789
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 2,397,556
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 6,280,468

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300% 10/01/35 $ 4,153,511
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.250 10/01/36 8,331,253
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3.950 04/01/35 3,651,213
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5.000 09/01/27 9,677,194
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 4,575,829
540,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
4.000 11/01/24 540,076
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/25 1,020,723
850,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/26 881,467
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/27 1,053,176
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/28 1,069,000
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/29 1,083,367
14,400,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
5.000 07/01/25 14,566,612
750,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 728,263
2,665,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5.000 11/01/24 2,666,561
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5.000 11/01/25 2,586,746
1,150,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4.000 07/01/25 1,151,064
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5.000 07/01/27 1,243,518
TOTAL PENNSYLVANIA 210,021,571
PUERTO RICO - 3.4%
4,600,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/25 4,632,103
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/33 2,662,698
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/25 2,517,079
3,700,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 3,921,507
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 2,625,710
325,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/25 327,268
935,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 991,294

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 4,450,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550% 11/15/30 $ 4,507,755
34,216,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 30,958,637
37,466,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 31,407,635
29,996,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 23,180,099
10,669,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 7,568,147
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 637,255
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 35,636
6,027,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 6,024,028
213,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 212,895
20,284,136 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 20,405,017
14,182,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 14,812,776
13,571,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 14,662,968
1,732,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 1,928,109
1,495,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,016,726
842,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 843,609
634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 633,372
TOTAL PUERTO RICO 176,512,323
RHODE ISLAND - 0.7%
310,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000 05/15/25 314,038
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2.800 10/01/34 3,141,957
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.050 10/01/36 11,301,099
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 8,175,390
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.100 10/01/35 2,139,027
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2.125 10/01/36 4,065,475
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.300 10/01/35 1,040,373
3,760,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 3,774,276
TOTAL RHODE ISLAND 33,951,635
SOUTH CAROLINA - 0.4%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5.000 11/01/26 475,969
6,000,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5.250 10/01/54 6,518,753
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.650 07/01/34 1,025,513
2,835,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.000 07/01/35 2,338,546

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1.850% 07/01/36 $ 4,752,670
585,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.450 07/01/38 613,187
3,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.000 07/01/39 3,054,410
4,250,000 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding
Environmental Improvement Series 2023A, (AMT), (Mandatory
Put 4/01/26)
4.000 04/01/33 4,293,192
TOTAL SOUTH CAROLINA 23,072,240
SOUTH DAKOTA - 0.3%
1,050,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5.000 11/01/24 1,051,274
3,060,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
1.900 11/01/36 2,397,808
5,000,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
1.850 11/01/36 3,860,407
7,310,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 6,149,276
1,165,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C
4.125 11/01/37 1,191,621
2,275,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 2,287,690
TOTAL SOUTH DAKOTA 16,938,076
TENNESSEE - 0.8%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5.000 05/01/30 4,144,440
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/32 2,511,105
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/33 3,012,166
790,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 817,764
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/27 733,996
1,030,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/28 1,097,213
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 10,991,854
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 1,789,939
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.850 07/01/32 841,155
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.400 07/01/34 2,876,964
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2.800 07/01/34 2,793,375
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.100 07/01/35 510,331
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.050 07/01/36 1,485,072
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.000 07/01/37 1,793,564
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.050 07/01/36 2,704,000
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 912,071
2,130,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4.000 11/01/49 2,142,082
TOTAL TENNESSEE 41,157,091

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 6.3%
$ 1,445,000 Arlington, Texas, Water and Wastewater System Revenue Bonds,
Refunding Improvement  Series 2024
5.000% 06/01/26 $ 1,504,929
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/26 1,676,364
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/27 1,317,574
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/29 1,960,940
2,295,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/26 2,406,028
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/27 2,446,883
1,000,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/26 1,054,357
12,000,000 (c) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/29 13,409,569
10,055,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 10,283,963
2,145,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/24 2,146,966
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/26 6,686,516
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2023C, (AMT)
5.000 11/01/27 7,190,597
6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 6,406,534
2,750,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/36 3,191,833
1,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/37 1,156,315
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/28 3,814,487
9,570,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/32 9,592,804
5,135,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020C-3, (Mandatory Put 12/01/26)
5.000 06/01/32 5,387,664
10,065,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5.000 07/01/49 10,560,240
3,240,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 3,509,424
8,275,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5.000 07/01/54 9,038,798
3,365,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare
System, Series 2014A
5.000 12/01/24 3,373,561
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 2,685,442
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/28 2,742,664
1,665,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/26 1,744,001
2,500,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/27 2,680,188
5,205,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/24 5,213,420
6,810,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5.000 05/15/34 8,135,952
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5.000 11/15/26 3,159,879

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,065,000 Houston, Texas, General Obligation Bonds, Public Improvement
and Refunding Series 2024B
5.000% 03/01/26 $ 2,136,211
8,800,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 9,110,089
3,125,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/36 3,582,914
3,275,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/37 3,732,841
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 5,549,675
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/29 6,783,637
1,500,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/24 1,501,311
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5.000 05/15/26 1,351,020
7,250,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 1996, (AMT)
4.250 05/01/30 7,548,366
2,175,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,185,099
3,750,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 3,774,756
3,570,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 3,769,232
6,000,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5.000 01/01/29 6,601,769
3,200,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
5.000 01/01/27 3,296,051
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4.000 02/15/32 5,001,599
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5.000 03/15/35 8,339,891
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
5.000 02/01/30 1,966,555
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Taxable Series 2024
5.000 02/01/32 2,013,109
8,940,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5.000 11/15/52 9,193,902
2,475,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A
3.500 07/01/34 2,480,357
4,845,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4.100 01/01/39 4,962,669
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1.850 09/01/36 2,639,316
6,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 6,536,085
15,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 17,069,519
2,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 12/31/33 2,174,129
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 06/30/34 3,149,109
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/30 3,166,972
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/31 4,175,702

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000% 03/15/26 $ 5,180,033
3,130,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/27 3,321,453
7,500,000 (c) Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/31 8,656,763
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5.000 10/01/32 13,600,071
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5.000 10/01/36 10,182,765
5,315,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 6,006,087
4,000,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/26 4,150,838
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 4,736,253
TOTAL TEXAS 324,104,040
UTAH - 0.5%
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/27 2,943,561
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/26 1,134,852
1,200,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/27 1,258,278
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/28 1,171,781
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/29 1,767,001
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/30 1,604,557
5,115,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5.000 05/15/60 5,273,439
3,605,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.050 07/01/39 3,676,680
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5.000 06/01/26 724,378
1,500,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/30 1,699,318
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/31 1,292,543
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/32 1,601,757
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/30 3,595,789
TOTAL UTAH 27,743,934
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.200 11/01/36 947,335
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.125 11/01/39 2,952,517
TOTAL VERMONT 3,899,852
VIRGINIA - 1.3%
3,225,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1.450 04/01/27 2,984,063
8,715,000 Federal Home Loan Mortgage Corporation, Multifamily Variable
Rate Certificates Relating to Municpal Securities Class A Series
2019M-057
2.400 10/15/29 8,386,104
1,500,000 Halifax County Industrial Development Authority, Virginia,
Recovery Zone Facility Revenue Bonds, Virginia Electric & Power
Company Project, Series 2010A, (Mandatory Put 5/28/27)
3.800 12/01/41 1,537,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,265,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000% 07/01/27 $ 5,625,413
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5.000 12/01/26 7,954,362
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5.000 12/01/35 6,221,271
6,500,000 Southampton County Industrial Development Authority, Virginia,
Revenue Bonds, PRTA-Virginia One LLC Project, Environmental
Improvement Series 2023, (AMT), (Mandatory Put 12/12/24)
4.875 11/01/53 6,498,994
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 1,833,480
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.100 07/01/40 2,774,939
25,095,000 (d) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0.750 10/01/40 24,156,525
TOTAL VIRGINIA 67,973,147
WASHINGTON - 1.7%
7,295,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5.000 12/01/24 7,313,068
1,460,000 King County School District 403 Renton, Washington, General
Obligation Bonds, Series 2023
5.000 12/01/24 1,463,986
7,800,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2014B
4.000 07/01/34 7,803,873
3,730,000 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien
Series 2016B, (AMT)
5.000 10/01/28 3,835,863
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/27 6,810,426
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/28 3,990,606
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/31 4,692,226
14,635,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
5.000 07/01/25 14,888,452
3,410,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5.000 08/01/49 3,427,140
1,310,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (ETM)
5.000 01/01/25 1,315,119
6,145,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5.000 08/15/27 6,241,947
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/25 1,655,184
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/26 3,017,511
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/27 3,224,165
2,360,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/28 2,528,164
50,000 (b) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-2. TEMPS-60. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-60
2.125 07/01/27 47,281
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.000 12/01/36 2,984,776
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.250 12/01/36 1,237,993
3,685,963 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 3,524,309

Portfolio of Investments September 30, 2024
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 8,430,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5.000% 07/01/26 $ 8,823,465
TOTAL WASHINGTON 88,825,554
WEST VIRGINIA - 0.8%
2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Refunidng Series 2015A, (Mandatory Put 6/15/28)
3.375 03/01/40 2,513,348
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2010, (Mandatory Put 12/15/25)
0.625 12/01/38 6,766,430
6,875,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1.000 01/01/41 6,657,992
10,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Seriess 2009A, (Mandatory Put 6/01/25)
3.750 12/01/42 10,023,881
14,810,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company -
Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory Put
6/18/27)
3.000 06/01/37 14,580,307
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/27 2,122,700
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/28 1,001,261
TOTAL WEST VIRGINIA 43,665,919
WISCONSIN - 2.6%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/25 1,382,118
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/26 1,387,929
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4.000 03/01/36 2,541,814
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5.000 10/01/26 6,764,843
9,750,000 Madison, Wisconsin, Industrial Development Revenue Refunding
Bonds, Madison Gas and Electric Company Projects, Series
2020A
3.750 10/01/27 9,878,711
4,365,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/25 4,328,642
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5.000 06/01/26 3,818,223
10,030,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 10,056,809
12,305,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1.100 07/01/29 11,759,796
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1.100 04/01/33 3,822,770
2,500,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2017A-3, (Mandatory Put 11/01/24)
4.250 09/01/27 2,499,479
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,252,331
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 5,024,171
7,055,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2002B, (Mandatory Put 10/01/31)
5.000 04/01/54 7,920,198
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4.500 06/01/27 3,877,238

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018C-1, (Mandatory Put 7/29/26)
5.000% 08/15/54 $ 4,121,027
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 5,142,642
3,410,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group,
Refunding Series 2015
3.375 08/15/29 3,409,547
50,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85
Series 2019B-1
2.825 11/01/28 48,503
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 03/01/31 1,595,934
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 09/01/31 1,593,724
4,950,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.500 09/01/34 4,387,009
4,235,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3.750 05/01/54 4,250,750
1,745,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 1,762,054
6,000,000 (c) Wisconsin State, General Obligation Bonds, Refunding Forward
Delivery Series 2025-2
5.000 05/01/27 6,318,697
2,130,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/27 2,271,994
9,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 10,647,156
11,400,000 Wisconsin State, Transportation Revenue Bonds, Refunding
Series 2024-2
5.000 07/01/26 11,910,050
TOTAL WISCONSIN 134,774,159
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 19,898,882
2,510,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2.450 12/01/34 2,154,170
1,310,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
2.625 12/01/35 1,147,821
2,575,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2.100 12/01/35 2,136,005
5,375,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2.000 12/01/36 4,272,482
TOTAL WYOMING 29,609,360
TOTAL MUNICIPAL BONDS
(Cost $5,099,007,197) 5,030,294,476
TOTAL LONG-TERM INVESTMENTS
(Cost $5,099,007,197) 5,030,294,476

Portfolio of Investments September 30, 2024
(continued)
Limited Term

Investments in Derivatives
Total Return Swaps - OTC Uncleared
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
X 7,000,000 MUNICIPAL BONDS - 0.1% X 7,000,000
MARYLAND - 0.1%
$ 7,000,000 (h) Maryland Health and Higher Educational Facilities Authority,
Pooled Loan Program Revenue Bonds, Series 1985A
2.940% 04/01/35 $ 7,000,000
TOTAL MARYLAND 7,000,000
TOTAL MUNICIPAL BONDS
(Cost $7,000,000) 7,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,000,000) 7,000,000
TOTAL INVESTMENTS - 97.4%
(Cost $5,106,007,197 ) 5,037,294,476
OTHER ASSETS & LIABILITIES, NET -  2.6% 133,562,167
NET ASSETS - 100% $ 5,170,856,643
Fund Unrealized
Pay/ Underlying Pay/Receive Floating Payment Maturity Notional Appreciation
Counterparty Receive (i) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (80,539) Receive SOFR minus 0.60% Maturity Date 3/9/26 $ (10,483,874) $(2,145,346)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (80,126) Receive SOFR minus 0.60% Maturity Date 3/9/26 (10,430,114) (2,540,986)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (107,385) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,978,456) (3,460,058)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (106,229) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,827,978) (3,499,305)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (106,807) Receive SOFR minus 0.60% Maturity Date 3/9/26 (13,903,217) (3,728,200)
Toronto-Dominion Bank Pay TDCENRGY Index (j) (86,100) Receive SOFR minus 0.60% Maturity Date 3/9/26 (11,207,758) (3,022,521)
Total $(73,831,397) $(18,396,416)
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $97,557,764 or 1.9% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(j) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (76,873) $(1,542,067) 14.7%
Brookfield Renewable Corp (5,754) (187,910) 1.8%
Clearway Energy Inc (1,503) (46,107) 0.4%
Constellation Energy Corp (11,949) (3,107,001) 29.6%
Innergex Renewable Energy Inc (3,501) (36,651) 0.3%
NextEra Energy Inc (5,185) (438,300) 4.2%
Northland Power Inc (7,052) (164,516) 1.6%
Public Service Enterprise Group Inc (17,562) (1,566,695) 14.9%
Vistra Corp (28,637) (3,394,626) 32.4%
Total $(10,483,874) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (76,479) $(1,534,159) 14.7%
Brookfield Renewable Corp (5,724) (186,946) 1.8%

Clearway Energy Inc (1,495) (45,871) 0.4%
Constellation Energy Corp (11,888) (3,091,069) 29.6%
Innergex Renewable Energy Inc (3,483) (36,463) 0.3%
NextEra Energy Inc (5,159) (436,053) 4.2%
Northland Power Inc (7,016) (163,672) 1.6%
Public Service Enterprise Group Inc (17,472) (1,558,661) 14.9%
Vistra Corp (28,490) (3,377,219) 32.4%
Total $(10,430,114) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (102,497) $(2,056,083) 14.7%
Brookfield Renewable Corp (7,671) (250,546) 1.8%
Clearway Energy Inc (2,004) (61,476) 0.4%
Constellation Energy Corp (15,932) (4,142,656) 29.6%
Innergex Renewable Energy Inc (4,667) (48,868) 0.3%
NextEra Energy Inc (6,914) (584,398) 4.2%
Northland Power Inc (9,402) (219,354) 1.6%
Public Service Enterprise Group Inc (23,416) (2,088,921) 14.9%
Vistra Corp (38,183) (4,526,155) 32.4%
Total $(13,978,456) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (101,393) $(2,033,949) 14.7%
Brookfield Renewable Corp (7,589) (247,849) 1.8%
Clearway Energy Inc (1,982) (60,814) 0.4%
Constellation Energy Corp (15,761) (4,098,060) 29.6%
Innergex Renewable Energy Inc (4,617) (48,342) 0.3%
NextEra Energy Inc (6,839) (578,107) 4.2%
Northland Power Inc (9,301) (216,993) 1.6%
Public Service Enterprise Group Inc (23,164) (2,066,433) 14.9%
Vistra Corp (37,771) (4,477,431) 32.4%
Total $(13,827,978) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (101,945) $(2,045,016) 14.7%
Brookfield Renewable Corp (7,630) (249,197) 1.8%
Clearway Energy Inc (1,993) (61,145) 0.4%
Constellation Energy Corp (15,846) (4,120,358) 29.6%
Innergex Renewable Energy Inc (4,642) (48,605) 0.3%
NextEra Energy Inc (6,876) (581,253) 4.2%
Northland Power Inc (9,352) (218,173) 1.6%
Public Service Enterprise Group Inc (23,290) (2,077,677) 14.9%
Vistra Corp (37,977) (4,501,793) 32.4%
Total $(13,903,217) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (82,181) $(1,648,542) 14.7%
Brookfield Renewable Corp (6,151) (200,885) 1.8%
Clearway Energy Inc (1,607) (49,291) 0.4%
Constellation Energy Corp (12,774) (3,321,531) 29.6%
Innergex Renewable Energy Inc (3,742) (39,182) 0.3%
NextEra Energy Inc (5,543) (468,564) 4.2%
Northland Power Inc (7,539) (175,876) 1.6%
Public Service Enterprise Group Inc (18,774) (1,674,871) 14.9%
Vistra Corp (30,614) (3,629,016) 32.4%
Total $(11,207,758) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR Secured Overnight Financing Rate
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
Short Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.4%
X 426,265,209 MUNICIPAL BONDS - 100 .4 % X 426,265,209
ALABAMA - 3.9%
$ 4,170,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4 .000% 12/01/49 $ 4,194,435
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,041,890
1,600,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,691,030
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,062,162
2,850,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 2,866,756
1,795,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1 .000 06/01/34 1,761,195
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,585,248
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,304,901
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1
5 .000 08/01/25 1,013,134
TOTAL ALABAMA 16,520,751
ALASKA - 0.7%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 831,092
1,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5 .000 12/01/27 1,072,605
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5 .000 08/01/27 1,071,949
TOTAL ALASKA 2,975,646
ARIZONA - 3.3%
650,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 658,182
500,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 506,713
2,385,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 2,454,946
1,000,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(Mandatory Put 3/31/26)
3 .750 03/01/39 1,002,827
625,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/26 652,415
500,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/27 535,193
300,000 Kyrene Elementary School District 28, Maricopa County, Arizona,
School Improvement Bonds, Project 2017, Series 2023D
5 .000 07/01/28 327,910
7,550,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019D, (Mandatory Put
5/15/26)
5 .000 01/01/46 7,797,526
TOTAL ARIZONA 13,935,712
CALIFORNIA - 2.9%
1,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E-1
5 .000 09/01/27 1,045,558
1,750,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B
5 .000 12/01/27 1,832,468
1,550,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4 .125 10/01/41 1,558,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000% 05/15/27 $ 2,063,633
1,160,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2020C, (AMT)
5 .000 07/01/25 1,174,802
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/26 2,070,637
2,730,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000 05/01/25 2,755,509
TOTAL CALIFORNIA 12,501,594
COLORADO - 7.5%
660,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 646,302
100,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Aspen View Academy Project, Series 2021
4 .000 05/01/26 99,900
620,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 651,871
1,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,829,189
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 520,491
2,255,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5 .000 08/01/49 2,304,807
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/24 1,001,146
13,820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 14,278,690
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/24 750,910
1,000,000 Colorado State Education Loan Program, Tax and Revenue
Anticipation Notes, Series 2024A
5 .000 06/30/25 1,016,059
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/25 2,043,124
3,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,671,110
2,055,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,172,732
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .000 12/01/26 301,717
100,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/25 102,425
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/27 536,854
TOTAL COLORADO 31,927,327
CONNECTICUT - 1.1%
1,150,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Forward Delivery Series
2021C
5 .000 01/01/27 1,215,994
3,340,000 University of Connecticut, General Obligation Bonds, Refunding
Series 2023A
5 .000 08/15/27 3,575,925
TOTAL CONNECTICUT 4,791,919

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 3.2%
$ 6,005,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000% 10/01/26 $ 6,211,500
4,480,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/24 4,480,000
1,700,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/25 1,730,567
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/25 1,017,980
TOTAL DISTRICT OF COLUMBIA 13,440,047
FLORIDA - 3.1%
3,000,000 Broward County School Board, Florida, Certificates of
Participation, Series 2015A
5 .000 07/01/25 3,047,011
2,920,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 3,007,366
1,035,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/25 1,052,791
500,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .000 03/01/27 530,580
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5 .000 10/01/26 2,699,647
2,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000 11/15/52 2,607,901
TOTAL FLORIDA 12,945,296
GEORGIA - 2.0%
1,345,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/25 1,362,363
2,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 2,025,134
1,295,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C
4 .000 11/01/24 1,294,024
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/26 1,029,054
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,046,838
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,039,336
725,000 Wayne County School District, Georgia, General Obligation Sales
Tax Bonds, Series 2023
5 .250 09/01/27 783,143
TOTAL GEORGIA 8,579,892
HAWAII - 0.5%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,249,415
TOTAL HAWAII 2,249,415
ILLINOIS - 7.9%
425,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/25 407,402
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/25 1,003,429
1,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Second Lien Series 2016A
5 .000 01/01/26 1,021,131
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,113,250
545,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 556,516
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,216,808
800,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/25 818,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 400,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
5 .000% 10/01/24 $ 400,000
400,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
5 .000 10/01/25 405,849
3,625,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020B-1, (Mandatory Put 11/15/24)
5 .000 05/15/50 3,631,546
1,145,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5 .000 08/15/52 1,157,361
4,365,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5 .000 07/01/25 4,429,460
745,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/24 745,990
495,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/25 505,835
2,520,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/26 2,635,008
75,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 79,965
3,250,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/25 3,274,754
2,000,000 (c) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 2,055,364
2,200,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,319,808
400,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 424,391
485,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 522,019
1,010,000 (b) Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series
2005 - NPFG Insured, (ETM)
0 .000 11/01/25 977,537
1,085,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5 .000 03/01/26 1,118,582
700,000 Will County School District 86, Joliet, Illinois, General Obligation
Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 748,704
TOTAL ILLINOIS 33,568,850
INDIANA - 1.2%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 07/15/26 520,889
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 07/15/27 532,342
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property Tax
Series 2023
5 .000 01/15/28 537,464
1,400,000 Crown Point Multi-School Building Corporation, Indiana, First
Mortgage Bonds, Crown Point Community School Corporation,
Series 2021
5 .000 01/15/26 1,441,778
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 722,300
400,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 420,788
1,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,022,357
TOTAL INDIANA 5,197,918
IOWA - 0.0%
115,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
4 .000 09/01/25 113,484
TOTAL IOWA 113,484
KANSAS - 0.3%
1,055,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/26 1,074,573
TOTAL KANSAS 1,074,573

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.6%
$ 705,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5 .000% 09/01/26 $ 738,160
525,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 563,301
1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5 .000 11/01/25 1,025,143
3,500,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,564,634
1,000,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A, (AMT),
(Mandatory Put 6/01/27)
4 .700 06/01/54 1,010,601
TOTAL KENTUCKY 6,901,839
LOUISIANA - 1.9%
3,300,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/25 3,356,600
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,382,943
1,480,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 1,496,399
TOTAL LOUISIANA 8,235,942
MARYLAND - 0.3%
1,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 1,060,449
TOTAL MARYLAND 1,060,449
MASSACHUSETTS - 2.7%
210,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0 .450 07/01/41 204,413
880,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue L, Senior Series 2020B, (AMT)
5 .000 07/01/25 892,803
1,850,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, (AMT)
5 .000 07/01/25 1,876,916
1,950,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 2,038,935
1,075,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Taxable Senior Series 2021B, (AMT)
5 .000 07/01/25 1,090,641
5,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 5,181,799
TOTAL MASSACHUSETTS 11,285,507
MICHIGAN - 1.1%
1,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5 .000 07/21/25 1,015,588
515,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 516,460
2,910,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 2,910,845
TOTAL MICHIGAN 4,442,893
MINNESOTA - 5.5%
145,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase II Project,
Series 2021
4 .000 09/01/25 145,099
690,000 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A
0 .000 02/01/26 661,001
1,100,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 1,117,913

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 460,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000% 07/01/33 $ 460,581
595,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 641,903
1,315,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/25 1,340,284
1,530,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series
2016A
5 .000 01/01/26 1,574,871
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/26 2,044,981
1,035,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/25 1,038,003
5,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 5,069,361
1,175,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2020A
5 .000 08/01/25 1,196,955
310,000 Montrose, Minnesota, General Obligation Bonds, Series 2021A 2 .000 02/01/25 307,851
750,000 Moorhead, Minnesota, General Obligation Bonds, Improvement
Series 2022A
5 .000 02/01/26 773,949
500,000 Mounds View, Minnesota, Multifamily Housing Revenue Bonds,
Sherman Forbes Project Series 2023A, (Mandatory Put 11/01/24)
4 .050 11/01/26 499,817
250,000 Mountain Lake, Minnesota, General Obligation Bonds, Series
2021A
2 .000 12/15/25 246,402
405,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/25 405,862
425,000 New London Economic Development Authority, Minnesota,
Lease Revenue Bonds, SWWC Service Cooperative Lease With
Option to Purchase Project, Public Series 2023
5 .000 02/01/26 433,772
500,000 Northern Municipal Power Agency, Minnesota, Electric System
Revenue Bonds, Refunding Series 2016
5 .000 01/01/26 513,355
1,905,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/27 1,970,853
170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
2 .000 09/01/26 163,481
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 183,670
550,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/25 550,725
300,000 Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B
4 .000 02/01/26 303,387
1,225,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 1,173,192
400,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .000 08/01/25 397,419
TOTAL MINNESOTA 23,214,687
MISSISSIPPI - 0.8%
1,000,000 (c) Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5 .000 01/01/28 1,077,079
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,448,046
1,000,000 Warren County, Mississippi, Environmental Improvement
Revenue Bonds, International Paper Company Project, Refunding
Series 2020B, (AMT), (Mandatory Put 6/16/25)
1 .600 08/01/27 983,587
TOTAL MISSISSIPPI 3,508,712

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 2.9%
$ 1,000,000 Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa Fe
Series 2023, (Mandatory Put 7/01/27)
5 .000% 07/01/45 $ 1,044,690
100,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 92,220
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 922,194
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 2,544,383
250,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
5 .000 02/15/26 253,411
260,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/25 261,286
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200 11/01/26 286,661
500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250 05/01/27 506,868
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 302,230
500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 525,574
725,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/24 724,260
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 634,767
1,120,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/25 1,134,208
1,170,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022, (AMT)
5 .000 07/01/26 1,211,119
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,678,833
TOTAL MISSOURI 12,122,704
NEBRASKA - 1.9%
175,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
5 .000 11/15/25 178,657
3,635,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2020B, (Mandatory Put 11/15/25)
5 .000 11/15/53 3,684,141
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000 12/01/26 2,860,367
1,110,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,139,521
TOTAL NEBRASKA 7,862,686
NEVADA - 0.5%
1,305,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,392,897
365,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series 2021
2 .000 06/01/25 359,346
500,000 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, (Mandatory Put
12/01/24)
5 .000 12/01/25 501,069
TOTAL NEVADA 2,253,312

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.4%
$ 1,105,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300% 06/01/40 $ 1,118,235
500,000 New Hampshire Housing Finance Authority, Multi-Family Housing
Revenue Bonds, Series 2024-2
3 .150 07/01/27 502,192
TOTAL NEW HAMPSHIRE 1,620,427
NEW JERSEY - 1.8%
1,155,000 Cherry Hill Township School District, Camden County, New
Jersey, General Obligation Bonds, Series 2022
3 .000 08/01/25 1,156,271
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5 .000 03/01/25 1,007,656
500,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/24 501,145
600,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series 2022A,
(AMT)
5 .000 12/01/25 611,430
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,318,919
2,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5 .000 06/15/26 2,600,696
500,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4 .450 03/01/25 501,325
TOTAL NEW JERSEY 7,697,442
NEW MEXICO - 1.1%
3,510,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5 .000 08/01/49 3,559,869
1,000,000 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Aquisition Sub-Series 2019A,
(Mandatory Put 5/01/25)
5 .000 11/01/39 1,009,574
TOTAL NEW MEXICO 4,569,443
NEW YORK - 3.7%
600,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
5 .000 12/01/24 600,727
2,615,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,816,258
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/27 1,076,963
1,285,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5 .000 08/01/25 1,307,943
1,875,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5 .000 08/01/26 1,961,112
1,290,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5 .000 08/01/27 1,381,714
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,082,903
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/26 3,014,441
2,000,000 Rochester, New York, General Obligation Bonds, Bond
Anticipation Notes Series 2024-III
5 .000 07/31/25 2,033,783
325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bond Anticipation Notes, Series 2022B
5 .000 12/16/24 326,204
TOTAL NEW YORK 15,602,048

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 1.6%
$ 1,000,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
1 .000% 07/01/56 $ 999,746
500,000 (c) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
1 .000 07/01/48 499,935
2,000,000 North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A,
(Mandatory Put 2/01/26)
5 .000 02/01/51 2,052,180
1,355,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/26 1,391,866
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,787,612
TOTAL NORTH CAROLINA 6,731,339
NORTH DAKOTA - 0.1%
350,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3 .450 04/01/27 352,495
215,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5 .000 12/01/25 217,078
TOTAL NORTH DAKOTA 569,573
OHIO - 3.0%
1,240,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/24 1,241,990
1,440,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Revenue Bonds, Children's Hospital Medical Center,
Refunding Series 2022A
5 .000 11/15/25 1,470,889
1,000,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,039,295
250,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 259,220
2,000,000 Franklin County, Ohio, Revenue Bonds, CHE Trinity Health
Credit Group, Variable Rate Demand Obligation Series 2013,
(Mandatory Put 11/01/24)
3 .500 12/01/46 1,999,413
1,165,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,195,778
2,425,000 Kent State University, Ohio, General Receipts Bonds, Series 2016 5 .000 05/01/26 2,516,798
1,430,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014C, (AMT)
3 .700 12/01/27 1,435,659
1,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,026,774
360,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5 .000 01/15/50 361,528
TOTAL OHIO 12,547,344
OKLAHOMA - 1.3%
3,530,000 Canadian County Independent School District 69, Mustang,
Oklahoma, General Obligation Bond, Combined Purpose Series
2023
4 .000 06/01/25 3,551,629
1,425,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,534,517
605,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 629,988
TOTAL OKLAHOMA 5,716,134

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 2.1%
$ 450,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5 .000% 10/01/24 $ 450,000
300,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/25 304,091
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 926,490
6,730,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/26 7,010,924
TOTAL OREGON 8,691,505
PENNSYLVANIA - 1.4%
1,600,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/26 1,637,966
425,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000 12/01/24 426,153
525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .000 12/01/25 539,566
2,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/25 2,023,140
1,365,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,511,327
TOTAL PENNSYLVANIA 6,138,152
PUERTO RICO - 1.4%
1,425,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,443,495
198,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 179,150
101,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 84,668
3,270,637 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 3,290,128
520,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 543,126
527,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 569,404
TOTAL PUERTO RICO 6,109,971
SOUTH DAKOTA - 0.3%
700,000 Minnehaha County, South Dakota, Certificates of Participation,
Limited Tax Series 2023A
5 .000 12/01/24 701,793
400,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 403,186
TOTAL SOUTH DAKOTA 1,104,979
TENNESSEE - 2.7%
100,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 108,239
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,083,680
255,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 263,962
885,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/26 894,941
9,000,000 Tennessee State, General Obligation Bonds, Series 2023A 5 .000 05/01/25 9,113,876
TOTAL TENNESSEE 11,464,698

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 12.7%
$ 1,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000% 11/15/25 $ 1,020,449
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,320,676
600,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/25 603,890
625,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/26 644,516
400,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 422,968
500,000 Brazos Higher Education Authority Inc., Texas, Student Loan
Program Revenue Bonds, Senior Series 2020-1A, (AMT)
5 .000 04/01/25 503,214
5,890,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/45 5,980,096
555,000 Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/26 572,786
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 1,057,184
1,450,000 Dickinson Independent School District, Galveston County, Texas,
General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,539,466
1,230,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,303,440
1,815,000 Fort Worth Independent School District, Tarrant County, Texas,
General Obligation Bonds, Refunding Series 2019B
5 .000 02/15/25 1,828,122
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 528,947
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 540,046
2,045,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019A
5 .000 12/01/25 2,096,975
5,675,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5 .000 07/01/49 5,954,234
500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 537,088
3,630,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, (AMT)
5 .000 07/01/26 3,754,430
1,025,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,061,118
850,000 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020
5 .000 02/15/26 869,369
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,097,859
400,000 Lake Houston Redevelopment Authority, Texas, Tax Increment
Contract Revenue Bonds, Series 2021
5 .000 09/01/25 403,753
740,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Series 2017, (AMT)
5 .000 11/01/24 740,647
3,435,000 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks
System Surplus Revenue Certificates of Obligation, Series 2015
5 .000 02/15/25 3,458,552
1,200,000 McKinney Independent School District, Collin County, Texas,
General Obligation Bonds, Refunding & School Building Series
2021
5 .000 02/15/27 1,270,614
2,235,000 Midlothian Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2020
5 .000 02/15/26 2,306,929
1,250,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 1,258,252
1,785,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5 .000 01/01/27 1,884,616
315,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
1 .875 01/01/26 307,172

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 San Antonio, Texas, General Obligation Bonds, Tax Notes Series
2024
5 .000% 02/01/27 $ 1,058,576
555,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 570,762
3,400,000 Texas Municipal Gas Acquisition and Supply Corporation III, Gas
Supply Revenue Bonds, Refunding Series 2021
5 .000 12/15/24 3,409,093
1,055,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,192,177
2,850,000 (b) Ysleta Independent School District, El Paso County, Texas,
General Obligation Bonds, Series 2016, (Pre-refunded 8/15/25)
5 .000 08/15/32 2,906,972
TOTAL TEXAS 54,004,988
UTAH - 0.7%
2,190,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5 .000 07/01/25 2,214,526
750,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/25 758,399
TOTAL UTAH 2,972,925
VIRGIN ISLANDS - 0.6%
1,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/25 1,016,398
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,698,341
TOTAL VIRGIN ISLANDS 2,714,739
VIRGINIA - 1.6%
3,175,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 3,392,343
1,180,000 Southampton County Industrial Development Authority, Virginia,
Revenue Bonds, PRTA-Virginia One LLC Project, Environmental
Improvement Series 2023, (AMT), (Mandatory Put 12/12/24)
4 .875 11/01/53 1,179,817
2,225,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II, (Mandatory Put 7/01/25)
3 .900 07/01/55 2,225,410
TOTAL VIRGINIA 6,797,570
WASHINGTON - 2.9%
2,525,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2015C, (AMT)
5 .000 04/01/26 2,527,407
2,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/25 2,017,069
1,550,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,619,572
5,275,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put 8/01/26)
5 .000 08/01/49 5,392,206
760,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/25 774,117
TOTAL WASHINGTON 12,330,371
WEST VIRGINIA - 0.2%
400,000 (c) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 424,950
500,000 (c) West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 539,445
TOTAL WEST VIRGINIA 964,395
WISCONSIN - 3.9%
625,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2020A
2 .000 05/01/25 618,856
1,250,000 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B
1 .000 10/01/25 1,215,573
400,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A
5 .000 01/01/26 408,502
300,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 286,352

Portfolio of Investments September 30, 2024
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 325,000 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A
5 .000% 06/01/26 $ 333,856
1,875,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3 .300 10/01/46 1,880,012
600,000 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021
2 .000 04/01/25 594,423
1,000,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,060,032
1,360,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/27 1,364,410
435,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/25 438,713
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 462,175
2,550,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018A-4, (Mandatory Put 1/29/25)
5 .000 08/15/54 2,556,963
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017
5 .000 07/01/26 258,570
100,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
5 .000 12/01/24 100,231
110,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B
3 .000 12/01/24 109,837
2,070,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
5 .000 04/01/25 2,087,920
210,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/25 209,974
460,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
2 .250 07/01/26 439,999
350,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/25 349,929
1,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 1,911,028
TOTAL WISCONSIN 16,687,355
WYOMING - 0.1%
500,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/26 518,656
TOTAL WYOMING 518,656
TOTAL MUNICIPAL BONDS
(Cost $427,425,159) 426,265,209
TOTAL LONG-TERM INVESTMENTS
(Cost $427,425,159) 426,265,209
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (1,847,639)
NET ASSETS - 100% $ 424,417,570
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,450,642 or 1.5% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) When-issued or delayed delivery security.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
September 30, 2024
See Notes to Financial Statements

September 30, 2024 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,377,245,948 $ 7,513,366,667 $ 5,030,294,476 $ 426,265,209
Short-term investments, at value
◊
20,140,000 115,745,000 7,000,000 –
Cash – 5,477,720 3,309,467 370,015
Receivables:
Interest 57,970,645 85,111,018 53,959,323 5,531,830
Investments sold 23,687,700 111,312,462 57,423,286 1,710,000
Reimbursement from Adviser – – – 36,786
Shares sold 4,315,132 6,580,100 3,117,278 374,890
Sale of Vistra Vision interest
#(1)
43,909,906 162,734,432 171,765,605 1,352,433
Other 387,524 526,829 367,663 69,910
Total assets 4,527,656,855 8,000,854,228 5,327,237,098 435,711,073
LIABILITIES
Cash overdraft 626,785 – – –
Borrowings 14,953,001 – – –
Floating rate obligations 188,425,000 – – –
Unrealized depreciation on total return swaps contracts 4,704,305 17,414,923 18,396,416 –
Payables:
Management fees 1,406,611 2,441,776 1,477,426 137,485
Dividends 2,138,287 4,520,356 2,127,339 197,610
Interest 3,271,770 8,305 5,691 888
Investments purchased - regular settlement 897,918 3,331,381 13,623,088 3,018,510
Investments purchased - when-issued/delayed-delivery settlement 6,392,295 184,302,987 106,744,880 7,016,489
Shares redeemed 8,650,888 10,455,551 7,891,394 673,591
Vistra Vision sale transactions costs
(1)
1,060,495 3,930,298 4,148,416 32,663
Accrued expenses:
Custodian fees 285,218 372,938 320,343 54,294
Directors/Trustees fees 324,452 463,598 335,005 33,257
Professional fees 49,770 54,562 46,969 21,773
Shareholder reporting expenses 79,598 100,727 126,122 21,896
Shareholder servicing agent fees 422,211 768,841 973,276 50,511
12b-1 distribution and service fees 432,850 150,914 164,090 34,536
Total liabilities 234,121,454 228,317,157 156,380,455 11,293,503
Commitments and contingencies
(2)
Net assets $ 4,293,535,401 $ 7,772,537,071 $ 5,170,856,643 $ 424,417,570
NET ASSETS CONSIST OF:
Paid-in capital $ 5,218,849,378 $ 8,077,759,814 $ 5,312,635,201 $ 442,387,845
Total distributable earnings (loss) (925,313,977) (305,222,743) (141,778,558) (17,970,275)
Net assets $ 4,293,535,401 $ 7,772,537,071 $ 5,170,856,643 $ 424,417,570
†
Long-term investments, cost $ 4,244,962,648 $ 7,666,301,002 $ 5,099,007,197 $ 427,425,159
◊
Short-term investments, cost 20,140,000 115,745,000 7,000,000 —
#
Net of discount of $ 2,934,126 $ 10,874,161 $ 11,477,637 $ 90,372
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,012,706,264 $ 758,788,268 $ 867,367,460 $ 177,000,234
Shares outstanding 195,231,375 84,848,453 78,804,481 17,896,700
Net asset value ("NAV") per share $ 10.31 $ 8.94 $ 11.01 $ 9.89
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.76 $ 9.22 $ 11.29 $ 10.14
CLASS C:
Net assets $ 120,611,102 $ 30,908,914 $ 23,891,430 $ 6,390,921
Shares outstanding 11,701,178 3,454,952 2,180,046 648,719
NAV and offering price per share $ 10.31 $ 8.95 $ 10.96 $ 9.85
CLASS R6:
Net assets $ 132,946,055 $ — $ — $ —
Shares outstanding 12,829,331 — — —
NAV and offering price per share $ 10.36 $ — $ — $ —
CLASS I:
Net assets $ 2,027,271,980 $ 6,982,839,889 $ 4,279,597,753 $ 241,026,415
Shares outstanding 195,797,027 778,387,585 390,470,474 24,333,996
NAV and offering price per share $ 10.35 $ 8.97 $ 10.96 $ 9.90
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Dividends $ 205,878 $ 763,003 $ 805,347 $ 6,341
Interest 102,046,112 135,243,021 78,415,996 7,699,997
Total investment income 102,251,990 136,006,024 79,221,343 7,706,338
EXPENSES
– – – –
Management fees 8,575,603 14,528,225 9,073,351 890,397
12b-1 service fees - Class A 2,024,240 757,100 897,823 187,839
12b-1 distribution and service fees - Class C 639,843 163,452 136,919 36,199
Shareholder servicing agent fees - Class A 376,440 138,352 255,101 35,574
Shareholder servicing agent fees - Class C 23,804 5,987 7,774 1,373
Shareholder servicing agent fees - Class R6 4,095 — — —
Shareholder servicing agent fees - Class I 371,503 1,235,224 1,227,872 48,600
Interest expense 3,451,118 147,500 150,746 44,913
Directors/Trustees fees 79,596 140,621 97,906 7,695
Custodian expenses 184,338 262,554 216,781 32,965
Registration fees 95,257 102,860 67,712 42,198
Professional fees 87,320 87,220 70,026 32,817
Shareholder reporting expenses 62,000 75,859 101,516 21,621
Other 36,266 56,556 50,820 6,955
Total expenses before fee waiver/expense reimbursement 16,011,423 17,701,510 12,354,347 1,389,146
Fee waiver/expense reimbursement — — — (160,960)
Net expenses 16,011,423 17,701,510 12,354,347 1,228,186
Net investment income (loss) 86,240,567 118,304,514 66,866,996 6,478,152
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 16,296,566 96,189,963 110,963,222 530,567
Swap contracts (7,200,098) (26,697,936) (28,168,990) —
Net realized gain (loss) 9,096,468 69,492,027 82,794,232 530,567
Change in unrealized appreciation (depreciation) on:
Investments 38,105,709 24,992,537 (37,745,081) 3,253,297
Swap contracts (4,704,305) (17,414,923) (18,396,416) —
Net change in unrealized appreciation (depreciation) 33,401,404 7,577,614 (56,141,497) 3,253,297
Net realized and unrealized gain (loss) 42,497,872 77,069,641 26,652,735 3,783,864
Net increase (decrease) in net assets from operations $ 128,738,439 $ 195,374,155 $ 93,519,731 $ 10,262,016

Statement of Changes in Net Assets
See Notes to Financial Statements

All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 86,240,567 $ 175,376,105 $ 118,304,514 $ 227,129,030
Net realized gain (loss) 9,096,468 (91,835,604) 69,492,027 (17,799,446)
Net change in unrealized appreciation (depreciation) 33,401,404 103,471,917 7,577,614 61,108,367
Net increase (decrease) in net assets from operations 128,738,439 187,012,418 195,374,155 270,437,951
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (37,991,478) (77,478,579) (11,152,711) (21,426,253)
Class C (1,913,325) (4,596,286) (348,782) (735,396)
Class R6 (2,679,903) (5,378,353) — —
Class I (39,667,332) (83,046,460) (106,245,463) (196,958,818)
Total distributions (82,252,038) (170,499,678) (117,746,956) (219,120,467)
FUND SHARE TRANSACTIONS
Subscriptions 389,890,068 1,162,622,143 1,003,400,993 2,877,479,354
Reinvestments of distributions 69,404,962 141,848,650 90,668,539 163,284,231
Redemptions (562,393,107) (1,769,907,578) (813,632,094) (3,679,304,446)
Net increase (decrease) from Fund share transactions (103,098,077) (465,436,785) 280,437,438 (638,540,861)
Net increase (decrease) in net assets (56,611,676) (448,924,045) 358,064,637 (587,223,377)
Net assets at the beginning of period 4,350,147,077 4,799,071,122 7,414,472,434 8,001,695,811
Net assets at the end of period $ 4,293,535,401 $ 4,350,147,077 $ 7,772,537,071 $ 7,414,472,434

See Notes to Financial Statements

Limited Term Short Term
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 66,866,996 $ 134,298,404 $ 6,478,152 $ 13,409,402
Net realized gain (loss) 82,794,232 6,938,785 530,567 (8,047,661)
Net change in unrealized appreciation (depreciation) (56,141,497) 15,989,795 3,253,297 6,990,375
Net increase (decrease) in net assets from operations 93,519,731 157,226,984 10,262,016 12,352,116
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,864,534) (21,407,552) (2,513,827) (5,270,277)
Class C (226,155) (510,719) (68,343) (140,698)
Class I (57,138,284) (107,973,321) (3,639,762) (7,561,502)
Total distributions (68,228,973) (129,891,592) (6,221,932) (12,972,477)
FUND SHARE TRANSACTIONS
Subscriptions 578,972,426 1,184,973,189 55,935,631 160,557,673
Reinvestments of distributions 54,656,505 100,480,056 4,961,735 9,763,888
Redemptions (717,430,777) (2,850,663,025) (136,688,175) (372,508,339)
Net increase (decrease) from Fund share transactions (83,801,846) (1,565,209,780) (75,790,809) (202,186,778)
Net increase (decrease) in net assets (58,511,088) (1,537,874,388) (71,750,725) (202,807,139)
Net assets at the beginning of period 5,229,367,731 6,767,242,119 496,168,295 698,975,434
Net assets at the end of period $ 5,170,856,643 $ 5,229,367,731 $ 424,417,570 $ 496,168,295

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
9/30/24(d)
$ 10.20 $ 0.20 $ 0.10 $ 0.30 $ (0.19) $ — $ (0.19) $ 10.31
3/31/24
10.13 0.38 0.06 0.44 (0.37) — (0.37) 10.20
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20
11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
Class
C
9/30/24(d)
10.20 0.16 0.10 0.26 (0.15) — (0.15) 10.31
3/31/24
10.13 0.30 0.06 0.36 (0.29) — (0.29) 10.20
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20
11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
Class
R6
9/30/24(d)
10.25 0.21 0.11 0.32 (0.21) — (0.21) 10.36
3/31/24
10.18 0.41 0.06 0.47 (0.40) — (0.40) 10.25
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20
11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
Class
I
9/30/24(d)
10.24 0.21 0.10 0.31 (0.20) — (0.20) 10.35
3/31/24
10.18 0.40 0.05 0.45 (0.39) — (0.39) 10.24
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20
11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .00% $ 2,012,706 0 .82% (e) 0 .66% (e) 3 .95% (e) 19%
4 .47 2,057,942 0 .76 0 .67 3 .81 59
( 5 .48 ) 2,207,643 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
2 .61 120,611 1 .62 (e) 1 .46 (e) 3 .15 (e) 19
3 .68 138,312 1 .56 1 .47 3 .00 59
( 6 .26 ) 184,011 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
3 .13 132,946 0 .59 (e) 0 .43 (e) 4 .18 (e) 19
4 .71 137,329 0 .53 0 .44 4 .04 59
( 5 .30 ) 142,935 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
3 .11 2,027,272 0 .62 (e) 0 .46 (e) 4 .15 (e) 19
4 .60 2,016,564 0 .56 0 .47 4 .00 59
( 5 .23 ) 2,264,482 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
9/30/24(e)
$ 8.85 $ 0.13 $ 0.09 $ 0.22 $ (0.13) $ — $ (0.13) $ 8.94
3/31/24
8.77 0.25 0.07 0.32 (0.24) — (0.24) 8.85
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20
9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
Class
C
9/30/24(e)
8.85 0.10 0.10 0.20 (0.10) — (0.10) 8.95
3/31/24
8.77 0.18 0.07 0.25 (0.17) — (0.17) 8.85
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20
9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
Class
I
9/30/24(e)
8.88 0.14 0.09 0.23 (0.14) — (0.14) 8.97
3/31/24
8.80 0.26 0.08 0.34 (0.26) — (0.26) 8.88
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20
9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
2 .52% $ 758,788 0 .64% (f) 0 .64% (f) 2 .96% (f) 15%
3 .70 765,602 0 .65 0 .65 2 .82 24
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
2 .22 30,909 1 .44 (f) 1 .44 (f) 2 .15 (f) 15
2 .86 34,831 1 .45 1 .45 2 .02 24
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
2 .62 6,982,840 0 .44 (f) 0 .44 (f) 3 .16 (f) 15
3 .90 6,614,040 0 .45 0 .45 3 .02 24
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
9/30/24(d)
$ 10.95 $ 0.13 $ 0.06 $ 0.19 $ (0.13) $ — $ — $ (0.13) $ 11.01
3/31/24
10.87 0.24 0.07 0.31 (0.23) — — (0.23) 10.95
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20
11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
Class
C
9/30/24(d)
10.91 0.09 0.05 0.14 (0.09) — — (0.09) 10.96
3/31/24
10.82 0.15 0.08 0.23 (0.14) — — (0.14) 10.91
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20
11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
Class
I
9/30/24(d)
10.91 0.14 0.06 0.20 (0.15) — — (0.15) 10.96
3/31/24
10.82 0.26 0.08 0.34 (0.25) — — (0.25) 10.91
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20
11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1 .78% $ 867,367 0 .64% (e) 0 .63% (e) 2 .39% (e) 19%
2 .89 928,083 0 .63 0 .63 2 .19 22
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
1 .30 23,891 1 .44 (e) 1 .43 (e) 1 .58 (e) 19
2 .17 31,105 1 .43 1 .43 1 .38 22
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
1 .80 4,279,598 0 .44 (e) 0 .43 (e) 2 .59 (e) 19
3 .20 4,270,180 0 .43 0 .43 2 .38 22
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
9/30/24(e)
$ 9.80 $ 0.14 $ 0.08 $ 0.22 $ (0.13) $ — $ (0.13) $ 9.89
3/31/24
9.79 0.22 0.01 0.23 (0.22) — (0.22) 9.80
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20
10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
Class
C
9/30/24(e)
9.76 0.10 0.08 0.18 (0.09) — (0.09) 9.85
3/31/24
9.76 0.14 — 0.14 (0.14) — (0.14) 9.76
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 (—)(g) (0.36) (0.36) (—)(g) — — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20
10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
Class
I
9/30/24(e)
9.81 0.15 0.08 0.23 (0.14) — (0.14) 9.90
3/31/24
9.81 0.24 — 0.24 (0.24) — (0.24) 9.81
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20
10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
2.28% $ 177,000 0.72% (f) 0.70% (f) 0.65% (f) 0.63% (f) 2.79% (f) 13%
2.36 205,142 0.72 0.71 0.72 0.71 2.27 41
0.77 281,531 0.69 0.69 0.69 0.69 1.20 52
(2.80) 277,719 0.67 0.67 0.67 0.67 0.77 37
2.90 329,109 0.68 0.68 0.68 0.68 1.08 38
0.96 259,148 0.69 0.69 0.69 0.69 1.57 37
1.89 6,391 1.52 (f) 1.50 (f) 1.45 (f) 1.43 (f) 1.99 (f) 13
1.43 8,102 1.52 1.51 1.52 1.51 1.46 41
0.00 (g) 13,160 1.49 1.49 1.49 1.49 0.41 52
(3.50) 12,359 1.47 1.47 1.47 1.47 (0.02) 37
2.08 16,519 1.48 1.48 1.48 1.48 0.29 38
0.16 17,781 1.49 1.49 1.49 1.49 0.77 37
2.38 241,026 0.52 (f) 0.50 (f) 0.45 (f) 0.43 (f) 2.99 (f) 13
2.44 282,925 0.52 0.51 0.52 0.51 2.45 41
0.98 404,284 0.49 0.49 0.49 0.49 1.39 52
(2.51) 447,376 0.47 0.47 0.47 0.47 0.97 37
3.10 469,157 0.48 0.48 0.48 0.48 1.28 38
1.16 440,687 0.49 0.49 0.49 0.49 1.77 37

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period: The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—

Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Notes to Financial Statements
(continued)
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
z
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,372,824,730 $ 40,538 $ 4,372,865,268
Mortgage-Backed Securities – 4,380,648 – 4,380,648
Variable Rate Senior Loan Interests – – 32 32
Short-Term Investments:
Municipal Bonds – 20,140,000 – 20,140,000
Investments in Derivatives:
Total Return Swaps* – (4,704,305) – (4,704,305)
Total $ – $ 4,392,641,073 $ 40,570 $ 4,392,681,643
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,473,258,716 $ 2,835 $ 7,473,261,551
Mortgage-Backed Securities – 40,105,116 – 40,105,116
Short-Term Investments:
Municipal Bonds – 115,745,000 – 115,745,000
Investments in Derivatives:
Total Return Swaps* – (17,414,923) – (17,414,923)
Total $ – $ 7,611,693,909 $ 2,835 $ 7,611,696,744
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,030,294,476 $ – $ 5,030,294,476
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Investments in Derivatives:
Total Return Swaps* – (18,396,416) – (18,396,416)
Total $ – $ 5,018,898,060 $ – $ 5,018,898,060
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 426,265,209 $ – $ 426,265,209
Total $ – $ 426,265,209 $ – $ 426,265,209
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 188,425,000 $ — $ 188,425,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —

Notes to Financial Statements
(continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 143,258,397 4.47%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 188,425,000 $ — $ 188,425,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 864,153,058 $ — $ 982,949,813 $ 84,916,250
Intermediate Duration
1,243,737,517 18,232,033 1,095,645,548 42,937
Limited Term
993,889,292 — 1,176,840,107 —
Short Term
58,714,512 — 115,287,241 —

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“ Vistra ”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Total Return Swap Contracts: During the current fiscal period, All-American, Intermediate Duration and Limited Term  used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
All-American $ 4,709,391
Intermediate Duration 17,433,521
Limited Term 18,416,302
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Total Return
Swaps**
Gross
Unrealized
(Depreciation)
Total Return
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Total Return Swaps
Total Return
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
All American Toronto-Dominion
Bank $  - $ (4,704,305) $ (4,704,305) $ - $-   $-   $ (4,704,305)
Intermediate
Duration
Toronto-Dominion
Bank - (17,414,923) (17,414,923) - - - (17,414,923)
Limited Term Toronto-Dominion
Bank - (18,396,416) (18,396,416) - - - (18,396,416)
**     Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***         Represents inverse floating rate securities available to offset.

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
All-American
Total Return Swaps - OTC
Uncleared
Equity - $ – Unrealized depreciation on
swap contracts
$ (4,704,305)
1 1 1 1 1 1 1 1
Intermediate Duration
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(17,414,923)
1 1 1 1 1 1 1 1
Limited Term
Total Return Swaps - OTC
Uncleared
Equity - – Unrealized depreciation on
swap contracts
(18,396,416)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
All-American
Swap contracts Equity $ (7,200,098) $ (4,704,305)
Intermediate Duration
Swap contracts Equity (26,697,936) (17,414,923)
Limited Term
Swap contracts Equity (28,168,990) (18,396,416)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/24
Year Ended
3/31/24
All-American Shares Amount Shares Amount
Subscriptions:
Class A 12,656,152 $129,350,514 37,262,791 $373,159,788
Class A - automatic conversion of Class C 8,826 89,635 28,908 291,107
Class C 420,594 4,301,971 1,731,478 17,353,965
Class R6 2,004,594 20,521,289 6,180,993 62,290,659
Class I 22,978,906 235,626,659 70,473,592 709,526,624
Total subscriptions 38,069,072 389,890,068 115,677,762 1,162,622,143
Reinvestments of distributions:
Class A 3,281,487 33,426,575 6,813,019 68,245,392
Class C 173,904 1,770,952 419,342 4,200,920
Class R6 168,370 1,723,753 331,976 3,342,089
Class I 3,175,702 32,483,682 6,567,293 66,060,249
Total reinvestments of distributions 6,799,463 69,404,962 14,131,630 141,848,650
Redemptions:
Class A (22,561,814) (230,137,538) (60,198,945) (602,317,593)
Class C (2,449,950) (24,977,903) (6,715,183) (67,211,631)
Class C - automatic conversion to Class A (8,826) (89,635) (28,906) (291,107)
Class R6 (2,741,086) (28,023,619) (7,151,412) (71,528,151)
Class I (27,275,385) (279,164,412) (102,645,050) (1,028,559,096)
Total redemptions (55,037,061) (562,393,107) (176,739,496) (1,769,907,578)
Net increase (decrease) (10,168,526) $(103,098,077) (46,930,104) $(465,436,785)
Six Months Ended
9/30/24
Year Ended
3/31/24
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 6,058,862 $53,822,281 16,963,876 $147,643,884
Class A - automatic conversion of Class C 170 1,495 1,138 9,832
Class C 279,687 2,492,915 789,810 6,875,934
Class I 106,362,837 947,084,302 314,575,041 2,722,949,704
Total subscriptions 112,701,556 1,003,400,993 332,329,865 2,877,479,354
Reinvestments of distributions:
Class A 1,082,125 9,583,181 2,149,508 18,700,096
Class C 35,960 318,533 76,497 665,888
Class I 9,090,391 80,766,825 16,490,930 143,918,247
Total reinvestments of distributions 10,208,476 90,668,539 18,716,935 163,284,231
Redemptions:
Class A (8,783,661) (77,870,052) (29,025,167) (252,004,258)
Class C (794,166) (7,052,047) (1,896,900) (16,476,681)
Class C - automatic conversion to Class A (170) (1,495) (1,138) (9,832)
Class I (81,951,942) (728,708,500) (394,568,193) (3,410,813,675)
Total redemptions (91,529,939) (813,632,094) (425,491,398) (3,679,304,446)
Net increase (decrease) 31,380,093 $280,437,438 (74,444,598) $(638,540,861)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
9/30/24
Year Ended
3/31/24
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 3,035,679 $33,443,812 11,583,419 $125,341,404
Class A - automatic conversion of Class C 7,303 80,843 27,265 295,381
Class C 36,925 403,864 285,014 3,059,727
Class I 49,798,727 545,043,907 98,097,315 1,056,276,677
Total subscriptions 52,878,634 578,972,426 109,993,013 1,184,973,189
Reinvestments of distributions:
Class A 847,898 9,310,589 1,695,792 18,327,836
Class C 19,940 217,936 45,249 486,941
Class I 4,126,900 45,127,980 7,587,637 81,665,279
Total reinvestments of distributions 4,994,738 54,656,505 9,328,678 100,480,056
Redemptions:
Class A (9,817,362) (107,920,802) (34,628,735) (374,143,867)
Class C (720,993) (7,891,561) (2,002,915) (21,534,143)
Class C - automatic conversion to Class A (7,333) (80,843) (27,366) (295,381)
Class I (54,921,221) (601,537,571) (228,484,336) (2,454,689,634)
Total redemptions (65,466,909) (717,430,777) (265,143,352) (2,850,663,025)
Net increase (decrease) (7,593,537) $(83,801,846) (145,821,661) $(1,565,209,780)
Six Months Ended
9/30/24
Year Ended
3/31/24
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 984,707 $9,689,332 5,250,725 $51,073,731
Class A - automatic conversion of Class C — — 2 22
Class C 65,499 640,113 292,202 2,835,652
Class I 4,643,286 45,606,186 10,906,602 106,648,268
Total subscriptions 5,693,492 55,935,631 16,449,531 160,557,673
Reinvestments of distributions:
Class A 225,740 2,216,485 477,194 4,653,169
Class C 6,092 59,575 12,466 121,114
Class I 273,107 2,685,675 510,955 4,989,605
Total reinvestments of distributions 504,939 4,961,735 1,000,615 9,763,888
Redemptions:
Class A (4,254,685) (41,751,457) (13,534,884) (132,015,979)
Class C (253,060) (2,474,223) (823,533) (8,014,946)
Class C - automatic conversion to Class A — — (2) (22)
Class I (9,422,263) (92,462,495) (23,808,707) (232,477,392)
Total redemptions (13,930,008) (136,688,175) (38,167,126) (372,508,339)
Net increase (decrease) (7,731,577) $(75,790,809) (20,716,980) $(202,186,778)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,067,411,531 $ 185,083,628 $ (48,238,516) $ 136,845,112
Intermediate Duration
7,775,324,234 135,447,173 (299,074,663) (163,627,490)
Limited Term
5,103,465,606 62,101,662 (146,669,208) (84,567,546)
Short Term
427,463,869 3,801,695 (5,000,355) (1,198,660)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 16,823,331 $ 729,046 $ — $ 102,512,584 $ (1,077,884,884) $ — $ (13,980,455) $ (971,800,378)
Intermediate
Duration
23,103,961 467,596 — (171,925,143) (215,917,015) — (18,579,341) (382,849,942)
Limited Term
22,555,937 83,685 — (28,424,690) (150,649,175) — (10,635,072) (167,069,315)
Short Term
2,508,767 — — (312,492) (18,894,373) — (1,167,751) (17,865,849)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2024 through March 31, 2024 and paid on April 1, 2024.
Fund
Short-Term Long-Term Total
All-American
1
$ 513,868,878 $ 564,016,006 $ 1,077,884,884
Intermediate Duration
90,027,058 125,889,957 215,917,015
Limited Term
45,332,117 105,317,058 150,649,175
Short Term
2,613,596 16,280,777 18,894,373
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375

Notes to Financial Statements
(continued)
For the period June 1, 2023 through April 30, 2024, the annual complex-level fee, payable monthly, for each Fund was calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Effective May 1, 2024, the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of September 30, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
All-American
0 .1569%
Intermediate Duration
0 .1569%
Limited Term
0 .1569%
Short Term
0 .1569%

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
Short Term 0.45% 7/31/2026 N/A
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 1,123,433 $ — $ —
Intermediate Duration
10,413,848 — —
Limited Term
11,938,901 1,057,389 1,567
Short Term
— 22,352,749 (9,793)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 947,998 $ 926,273
Intermediate Duration
290,655 283,488
Limited Term
76,634 73,552
Short Term
27,384 26,862
Fund
Commission
Advances
All-American
$ 820,538
Intermediate Duration
271,958
Limited Term
62,986
Short Term
28,293

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
Fund
12b-1 Fees
Retained
All-American
$ 41,541
Intermediate Duration
13,124
Limited Term
6,441
Short Term
2,039
Fund
CDSC
Retained
All-American
$ 24,499
Intermediate Duration
11,090
Limited Term
2,915
Short Term
734
Fund
Maximum
Outstanding
Balance
All-American
$ 43,200,000
Intermediate Duration
31,000,000
Limited Term
39,200,000
Short Term
—

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Total Return Swap Contracts: In connection with the sale of the Vistra Vision interests as noted earlier in these Notes to Financial Statements, as of October 8, 2024, All-American, Intermediate Duration and Limited Term are no longer invested in the total return swaps that were used to help manage the equity risk of the portfolio’s Vistra Vision exposure.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
27 $ 29,125,744 6.51%
Intermediate Duration
5 10,100,674 6.43
Limited Term
10 22,488,156 6.48
Short Term
— — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen All-American Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

Nuveen Short Term Municipal Bond Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees of Nuveen Municipal Trust and the Board of Directors of Nuveen Investment Funds, Inc. (collectively, the “Board” and each Trustee or Director, a “Board Member”) approved, for each applicable fund listed above (each a “Fund”), the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub- Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.

The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub- advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub- advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable); a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A.  Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided

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by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub- Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.  The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. For those Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was substantially similar as those other share classes invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the share classes. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

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For Nuveen All-American Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one- year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Intermediate Duration Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024 and ranked in the second quartile of its Performance Peer Group for the one- and three- year periods and third quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Limited Term Municipal Bond Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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For Nuveen Short Term Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2024, the Fund outperformed its benchmark for the one-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

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C.  Fees, Expenses and Profitability

1.	Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and the net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense or fee criteria when compared to its Expense Universe and Expense Group (if any) and an analysis as to the factors contributing to each such fund’s relative net total expense ratio.

The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.

In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.

In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023 and expense caps and reimbursements generated approximately an additional $91 million in savings to shareholders. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

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For Nuveen All-American Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

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For Nuveen Intermediate Duration Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was slightly above (within 5 basis points of) the Expense Group median, the Fund’s net total expense ratio was below the Expense Group median.

•

For Nuveen Limited Term Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile of its Expense Universe. Further, the Fund’s actual management fee rate was below the Expense Group median, and the Fund’s net total expense ratio matched the Expense Group median.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen Short Term Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group and Expense Universe, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were above the Expense Group median. The Board, however, considered that the Adviser to the Fund agreed to implement a temporary expense cap for the Fund that will expire on July 31, 2026.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.

With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.

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In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.

In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex- level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.

In addition to the fund-level and complex-level fee schedules (if applicable), the Board Members considered the temporary and/or permanent expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.  Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the open-end funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate. In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.  Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: December 4, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: December 4, 2024	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)